                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                  MAY 1, 2003

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2003 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 501 Boylston Street, Boston, Massachusetts 02116.

VA-407-03

                               TABLE OF CONTENTS

                                                               PAGE
                                                              ------
THE COMPANY.................................................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT...................  II-3
PERFORMANCE COMPARISONS.....................................  II-3
INVESTMENT ADVICE...........................................  II-3
CALCULATION OF PERFORMANCE DATA.............................  II-4
CALCULATION OF YIELDS.......................................  II-62
NET INVESTMENT FACTOR.......................................  II-64
ANNUITY PAYMENTS............................................  II-64
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-65
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-66
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-67
THE FIXED ACCOUNT...........................................  II-100
TAX STATUS OF THE CONTRACTS.................................  II-100
EXPERTS.....................................................  II-101
LEGAL MATTERS...............................................  II-101
APPENDIX A..................................................  II-102
FINANCIAL STATEMENTS........................................  F-1

                                  THE COMPANY

     New England Life Insurance Company ("The Company" or "NELICO") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Auditors. Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

     Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 2000, 2001 and 2002, the Company paid commissions in the amount of $15,592,947, $16,986,480 and $25,188,719, respectively.

                            PERFORMANCE COMPARISONS

     Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

     The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

     In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently known as the State Street Research Money Market Portfolio), the Back Bay Advisors Bond Income Series (currently known as the State Street Research Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series and currently known as the FI Structured Equity Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp. which was formerly known as Security First Investment Management) became the investment Manager (i.e., the investment Adviser) for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Structured Equity Portfolio (formerly, the Westpeak Growth and Income Series which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the State Street Research Money Market Portfolio (formerly, the Back Bay Advisors Money Market Series) and the State Street Research Bond Income Portfolio (formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series which was formerly the Goldman Sachs Midcap Value Series which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The Putnam International Stock Portfolio's (formerly, the Santander International Stock Portfolio) subadvisor was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     The tables below illustrate hypothetical average annual total returns for each subaccount on a Class-specific basis for the periods shown, based on the actual investment experience of the subaccounts, the Metropolitan Series Fund Inc., the Met Investors Series Trust and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.

     The Variable Account was not established until July 1994. The Contracts were not available before June 1, 2001.

     The following Portfolios of the Metropolitan Fund commenced operations as series of the New England Zenith Fund as follows: State Street Research Money Market Portfolio and State Street Research Bond Income Portfolio, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Portfolio, Salomon Brothers U.S. Government Portfolio, Balanced Portfolio, Alger Equity Growth Portfolio and Davis Venture Value Portfolio, October 31, 1994; Harris Oakmark Focused Value Portfolio, April 30, 1993; Loomis Sayles Small Cap Portfolio, May 2, 1994; MFS Investors Trust Portfolio and MFS Research Managers Portfolio, April 30, 1999; FI Structured Equity Portfolio, April 30, 1993; and FI Mid Cap Opportunities Portfolio, May 1, 2002.

     The following Portfolios of the Metropolitan Fund commenced operations as follows: Lehman Brothers(R) Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Met/Putnam Voyager Portfolio, May 1, 2000; Morgan Stanley EAFE(R) Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, May 1, 1991; Russell 2000(R) Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; Franklin Templeton Small Cap Growth Portfolio, May 1, 2001; and State Street Research Large Cap Value Portfolio, May 1, 2002.

     The following Portfolios of Met Investors Series commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, T. Rowe Price Mid-Cap Growth Portfolio (formerly, MFS Mid Cap Growth Portfolio) and MFS Research International Portfolio, February 12, 2001; and Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio), October 9, 2001. On or about April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Series. The Portfolio inception date used in the following examples of Fund Total Return Adjusted for Contract Charges is that of the Janus Growth Portfolio, May 1, 2001.

     The following Funds of the American Funds Insurance Series ("American Funds") commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2002 to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB rider charge which is assessed as .50% per year of the GMIB Income Base. This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal on December 31, 2002 to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on December 31, 2002. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee. Based on the actual distribution of Contract sizes, we have assumed the average per unit Contract Administrative Fee to be: .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund shown is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, the performance shown below may reflect, for some of the periods described, the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

STANDARD CLASS
--------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.61%
5 Years.....................................................       1.54%
Since Inception of the Subaccount (4/19/95).................       2.52%

     For purchase payment allocated to the State Street Research Bond Income Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.71%
5 Years.....................................................       3.97%
Since Inception of the Subaccount (4/19/95).................       5.95%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.46%
5 Years.....................................................       2.67%
Since Inception of the Subaccount (4/19/95).................       6.40%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.25%
5 Years.....................................................       3.85%
Since Inception of the Subaccount (4/19/95).................       4.96%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.28%
5 Years.....................................................      -6.11%
Since Inception of the Subaccount (4/19/95).................       1.57%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.20%
5 Years.....................................................      -2.66%
Since Inception of the Subaccount (4/19/95).................       6.19%

---------------------------

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.88%
5 Years.....................................................      -0.93%
Since Inception of the Subaccount (4/19/95).................       9.18%

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -16.93%
5 Years.....................................................       3.17%
Since Inception of the Subaccount (4/19/95).................       8.74%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.55%
5 Years.....................................................      -3.17%
Since Inception of the Subaccount (4/19/95).................       6.84%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.27%
Since Inception of the Subaccount (7/1/99)..................     -13.73%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.91%
Since Inception of the Subaccount (7/1/99)..................     -14.40%

     For purchase payment allocated to the FI Structured Equity Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.64%
5 Years.....................................................      -4.84%
Since Inception of the Subaccount (4/19/95).................       5.61%

     For purchase payment allocated to the Met/Putnam Voyager Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.28%
Since Inception of the Subaccount (5/1/00)..................     -34.75%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.86%
Since Inception of the Subaccount (5/1/00)..................     -20.84%

---------------------------

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       1.03%
Since Inception of the Subaccount (1/22/01).................       3.53%

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.47%
Since Inception of the Subaccount (1/22/01).................     -38.48%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.36%
Since Inception of the Subaccount (1/22/01).................     -23.12%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.79%
Since Inception of the Subaccount (5/1/01)..................     -11.67%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.07%
Since Inception of the Subaccount (1/22/01).................     -23.73%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.61%
Since Inception of the Subaccount (1/22/01).................     -15.56%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.81%
Since Inception of the Subaccount (5/1/01)..................     -26.47%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -9.21%
Since Inception of the Subaccount (5/1/01)..................      -5.45%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.31%
Since Inception of the Subaccount (5/1/01)..................     -26.91%

---------------------------

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.71%
Since Inception of the Subaccount (5/1/01)..................     -17.36%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.36%
Since Inception of the Subaccount (5/1/01)..................     -20.62%

     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Subaccount)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.98%
Since Inception of the Subaccount (5/1/01)..................     -34.30%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.43%
Since Inception of the Subaccount (5/1/01)..................     -27.37%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.56%
Since Inception of the Subaccount (1/22/01).................     -12.04%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.41%
Since Inception of the Subaccount (1/22/01).................      -9.51%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.39%
Since Inception of the Subaccount (5/1/01)..................       4.32%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.26%
Since Inception of the Subaccount (5/1/01)..................     -47.78%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.52%
Since Inception of the Subaccount (5/1/01)..................     -18.40%

---------------------------

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.11%
Since Inception of the Subaccount (5/1/01)..................     -39.27%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.30%

     For purchase payment allocated to the State Street Research Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -25.88%

     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.21%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.70%

     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.36%

     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.01%

------------

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

B PLUS CLASS
------------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -5.98%
5 Years.....................................................       1.68%
Since Inception of the Subaccount (4/19/95).................       2.50%

     For purchase payment allocated to the State Street Research Bond Income Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       1.19%
5 Years.....................................................       4.15%
Since Inception of the Subaccount (4/19/95).................       5.97%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.40%
5 Years.....................................................       2.83%
Since Inception of the Subaccount (4/19/95).................       6.44%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.63%
5 Years.....................................................       4.03%
Since Inception of the Subaccount (4/19/95).................       4.97%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.16%
5 Years.....................................................      -6.04%
Since Inception of the Subaccount (4/19/95).................       1.55%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -38.33%
5 Years.....................................................      -2.58%
Since Inception of the Subaccount (4/19/95).................       6.23%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.79%
5 Years.....................................................      -0.83%
Since Inception of the Subaccount (4/19/95).................       9.25%

------------------------

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -15.75%
5 Years.....................................................       3.34%
Since Inception of the Subaccount (4/19/95).................       8.81%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.54%
5 Years.....................................................      -3.09%
Since Inception of the Subaccount (4/19/95).................       6.88%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.23%
Since Inception of the Subaccount (7/1/99)..................     -13.49%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.92%
Since Inception of the Subaccount (7/1/99)..................     -14.17%

     For purchase payment allocated to the FI Structured Equity Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.60%
5 Years.....................................................      -4.76%
Since Inception of the Subaccount (4/19/95).................       5.64%

     For purchase payment allocated to the Met/Putnam Voyager Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.36%
Since Inception of the Subaccount (5/1/00)..................     -34.39%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.79%
Since Inception of the Subaccount (5/1/00)..................     -20.47%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.99%
Since Inception of the Subaccount (1/22/01).................       4.50%

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.55%
Since Inception of the Subaccount (1/22/01).................     -37.97%

------------------------

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.35%
Since Inception of the Subaccount (1/22/01).................     -22.54%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -16.61%
Since Inception of the Subaccount (5/1/01)..................     -10.89%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.99%
Since Inception of the Subaccount (1/22/01).................     -23.15%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.58%
Since Inception of the Subaccount (1/22/01).................     -14.95%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.86%
Since Inception of the Subaccount (5/1/01)..................     -25.79%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.76%
Since Inception of the Subaccount (5/1/01)..................      -4.63%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.33%
Since Inception of the Subaccount (5/1/01)..................     -26.24%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.65%
Since Inception of the Subaccount (5/1/01)..................     -16.62%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.31%
Since Inception of the Subaccount (5/1/01)..................     -19.91%

------------------------

     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Subaccount)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.08%
Since Inception of the Subaccount (5/1/01)..................     -33.67%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -33.50%
Since Inception of the Subaccount (5/1/01)..................     -26.69%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.45%
Since Inception of the Subaccount (1/22/01).................     -11.42%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.39%
Since Inception of the Subaccount (1/22/01).................      -8.88%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       2.33%
Since Inception of the Subaccount (5/1/01)..................       5.56%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -54.62%
Since Inception of the Subaccount (5/1/01)..................     -47.22%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.37%
Since Inception of the Subaccount (5/1/01)..................     -17.67%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -48.39%
Since Inception of the Subaccount (5/1/01)..................     -38.66%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.92%

------------------------

     For purchase payment allocated to the State Street Research Large Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.55%

     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.85%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -19.29%

     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -28.08%

     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.61%

------------

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

C CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.98%
5 Years.....................................................       1.87%
Since Inception of the Subaccount (4/19/95).................       2.18%

     For purchase payment allocated to the State Street Research Bond Income Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       5.91%
5 Years.....................................................       4.23%
Since Inception of the Subaccount (4/19/95).................       5.60%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.08%
5 Years.....................................................       2.97%
Since Inception of the Subaccount (4/19/95).................       6.06%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       5.37%
5 Years.....................................................       4.12%
Since Inception of the Subaccount (4/19/95).................       4.61%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -15.63%
5 Years.....................................................      -5.76%
Since Inception of the Subaccount (4/19/95).................       1.25%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.84%
5 Years.....................................................      -2.27%
Since Inception of the Subaccount (4/19/95).................       5.85%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.42%
5 Years.....................................................      -0.52%
Since Inception of the Subaccount (4/19/95).................       8.83%

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -10.97%
5 Years.....................................................       3.46%
Since Inception of the Subaccount (4/19/95).................       8.39%

------------------

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.43%
5 Years.....................................................      -2.78%
Since Inception of the Subaccount (4/19/95).................       6.49%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.05%
Since Inception of the Subaccount (7/1/99)..................     -12.95%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.95%
Since Inception of the Subaccount (7/1/99)..................     -13.63%

     For purchase payment allocated to the FI Structured Equity Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.38%
5 Years.....................................................      -4.47%
Since Inception of the Subaccount (4/19/95).................       5.27%

     For purchase payment allocated to the Met/Putnam Voyager Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.64%
Since Inception of the Subaccount (5/1/00)..................     -33.91%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.47%
Since Inception of the Subaccount (5/1/00)..................     -19.58%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.64%
Since Inception of the Subaccount (1/22/01).................       5.84%

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.84%
Since Inception of the Subaccount (1/22/01).................     -37.20%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.29%
Since Inception of the Subaccount (1/22/01).................     -21.29%

------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -11.88%
Since Inception of the Subaccount (5/1/01)..................      -9.02%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.62%
Since Inception of the Subaccount (1/22/01).................     -21.92%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.42%
Since Inception of the Subaccount (1/22/01).................     -13.48%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.99%
Since Inception of the Subaccount (5/1/01)..................     -24.39%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -2.69%
Since Inception of the Subaccount (5/1/01)..................      -2.57%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.38%
Since Inception of the Subaccount (5/1/01)..................     -24.85%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.38%
Since Inception of the Subaccount (5/1/01)..................     -14.93%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.08%
Since Inception of the Subaccount (5/1/01)..................     -18.32%

     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Portfolio)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.46%
Since Inception of the Subaccount (5/1/01)..................     -32.53%

------------------

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.72%
Since Inception of the Subaccount (5/1/01)..................     -25.33%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.00%
Since Inception of the Subaccount (1/22/01).................      -9.84%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.27%
Since Inception of the Subaccount (1/22/01).................      -7.23%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       7.01%
Since Inception of the Subaccount (5/1/01)..................       7.11%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -52.05%
Since Inception of the Subaccount (5/1/01)..................     -46.56%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -13.74%
Since Inception of the Subaccount (5/1/01)..................     -16.01%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -45.46%
Since Inception of the Subaccount (5/1/01)..................     -37.70%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -18.45%

     For purchase payment allocated to the State Street Research Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.22%

------------------


     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -19.43%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -15.66%

     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.95%

     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -17.06%

------------

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

L CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -7.83%
5 Years.....................................................       1.96%
Since Inception of the Subaccount (4/19/95).................       2.28%

     For purchase payment allocated to the State Street Research Bond Income Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.96%
5 Years.....................................................       4.33%
Since Inception of the Subaccount (4/19/95).................       5.70%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.22%
5 Years.....................................................       3.06%
Since Inception of the Subaccount (4/19/95).................       6.16%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.49%
5 Years.....................................................       4.22%
Since Inception of the Subaccount (4/19/95).................       4.71%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -21.47%
5 Years.....................................................      -5.67%
Since Inception of the Subaccount (4/19/95).................       1.34%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.34%
5 Years.....................................................      -2.17%
Since Inception of the Subaccount (4/19/95).................       5.95%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.06%
5 Years.....................................................      -0.43%
Since Inception of the Subaccount (4/19/95).................       8.93%

-------------------

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.12%
5 Years.....................................................       3.56%
Since Inception of the Subaccount (4/19/95).................       8.49%

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.72%
5 Years.....................................................      -2.69%
Since Inception of the Subaccount (4/19/95).................       6.59%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.43%
Since Inception of the Subaccount (7/1/99)..................     -12.86%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.07%
Since Inception of the Subaccount (7/1/99)..................     -13.55%

     For purchase payment allocated to the FI Structured Equity Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.81%
5 Years.....................................................      -4.38%
Since Inception of the Subaccount (4/19/95).................       5.37%

     For purchase payment allocated to the Met/Putnam Voyager Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.43%
Since Inception of the Subaccount (5/1/00)..................     -34.72%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.04%
Since Inception of the Subaccount (5/1/00)..................     -20.76%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.78%
Since Inception of the Subaccount (1/22/01).................       3.28%

-------------------

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.62%
Since Inception of the Subaccount (1/22/01).................     -38.62%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.52%
Since Inception of the Subaccount (1/22/01).................     -23.29%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.97%
Since Inception of the Subaccount (5/1/01)..................      11.86%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.25%
Since Inception of the Subaccount (1/22/01).................      23.90%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.78%
Since Inception of the Subaccount (1/22/01).................     -15.75%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -32.97%
Since Inception of the Subaccount (5/1/01)..................     -26.63%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -9.42%
Since Inception of the Subaccount (5/1/01)..................      -5.66%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.47%
Since Inception of the Subaccount (5/1/01)..................     -27.08%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.88%
Since Inception of the Subaccount (5/1/01)..................     -17.55%

-------------------

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.53%
Since Inception of the Subaccount (5/1/01)..................     -20.80%

     For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Portfolio)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -37.13%
Since Inception of the Subaccount (5/1/01)..................     -34.45%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -34.58%
Since Inception of the Subaccount (5/1/01)..................     -27.53%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.73%
Since Inception of the Subaccount (1/22/01).................     -12.24%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.58%
Since Inception of the Subaccount (1/22/01).................      -9.72%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.15%
Since Inception of the Subaccount (5/1/01)..................       4.06%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.36%
Since Inception of the Subaccount (5/1/01)..................     -47.90%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -19.71%
Since Inception of the Subaccount (5/1/01)..................     -18.58%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.23%
Since Inception of the Subaccount (5/1/01)..................     -39.41%

-------------------

     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.41%

     For purchase payment allocated to the State Street Research Large Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -25.99%

     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.32%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -20.82%

     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.46%

     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.12%

------------

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

P CLASS
-------

                     SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN

     For purchase payment allocated to the State Street Research Money Market Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -8.51%
5 Years.....................................................       1.31%
Since Inception of the Subaccount (4/19/95).................       2.33%

     For purchase payment allocated to the State Street Research Bond Income Subaccount


              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -1.59%
5 Years.....................................................       3.78%
Since Inception of the Subaccount (4/19/95).................       5.82%


     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.42%
5 Years.....................................................       2.46%
Since Inception of the Subaccount (4/19/95).................       6.29%

     For purchase payment allocated to the Salomon Brothers U.S. Government Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -2.13%
5 Years.....................................................       3.66%
Since Inception of the Subaccount (4/19/95).................       4.82%

     For purchase payment allocated to the Balanced Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -22.05%
5 Years.....................................................      -6.35%
Since Inception of the Subaccount (4/19/95).................       1.37%

     For purchase payment allocated to the Alger Equity Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -39.79%
5 Years.....................................................      -2.91%
Since Inception of the Subaccount (4/19/95).................       6.07%

     For purchase payment allocated to the Davis Venture Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.62%
5 Years.....................................................      -1.19%
Since Inception of the Subaccount (4/19/95).................       9.11%

     For purchase payment allocated to the Harris Oakmark Focused Value
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -17.74%
5 Years.....................................................       2.97%
Since Inception of the Subaccount (4/19/95).................       8.66%

-------------------

     For purchase payment allocated to the Loomis Sayles Small Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.25%
5 Years.....................................................      -3.42%
Since Inception of the Subaccount (4/19/95).................       6.73%

     For purchase payment allocated to the MFS Investors Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.97%
Since Inception of the Subaccount (7/1/99)..................     -14.07%

     For purchase payment allocated to the MFS Research Managers Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.58%
Since Inception of the Subaccount (7/1/99)..................     -14.74%

     For purchase payment allocated to the FI Structured Equity Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.36%
5 Years.....................................................      -5.08%
Since Inception of the Subaccount (4/19/95).................       5.48%

     For purchase payment allocated to the Met/Putnam Voyager Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.91%
Since Inception of the Subaccount (5/1/00)..................     -35.04%

     For purchase payment allocated to the Putnam International Stock Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -25.59%
Since Inception of the Subaccount (5/1/00)..................     -21.27%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................       0.15%
Since Inception of the Subaccount (1/22/01).................       2.75%

     For purchase payment allocated to the Janus Mid Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -36.09%
Since Inception of the Subaccount (1/22/01).................     -38.92%

     For purchase payment allocated to the MetLife Stock Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -30.04%
Since Inception of the Subaccount (1/22/01).................     -23.74%

-------------------

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -18.58%
Since Inception of the Subaccount (5/1/01)..................     -12.57%

     For purchase payment allocated to the Morgan Stanley EAFE Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -24.81%
Since Inception of the Subaccount (1/22/01).................     -24.34%

     For purchase payment allocated to the Russell 2000 Index Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -28.32%
Since Inception of the Subaccount (1/22/01).................     -16.27%

     For purchase payment allocated to the State Street Research Investment Trust Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -33.47%
Since Inception of the Subaccount (5/1/01)..................     -27.17%

     For purchase payment allocated to the Lord Abbett Bond Debenture Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -10.09%
Since Inception of the Subaccount (5/1/01)..................      -6.43%

     For purchase payment allocated to the American Funds Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -31.98%
Since Inception of the Subaccount (5/1/01)..................     -27.61%

     For purchase payment allocated to the American Funds Growth-Income
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -26.43%
Since Inception of the Subaccount (5/1/01)..................     -18.19%

     For purchase payment allocated to the American Funds Global Small Capitalization Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -27.08%
Since Inception of the Subaccount (5/1/01)..................     -21.41%

    For purchase payment allocated to the Janus Aggressive Growth Subaccount(1) (previously the Janus Growth Portfolio)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -37.59%
Since Inception of the Subaccount (5/1/01)..................     -34.91%

-------------------

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -35.06%
Since Inception of the Subaccount (5/1/01)..................     -28.07%

     For purchase payment allocated to the MetLife Mid Cap Stock Index
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -23.31%
Since Inception of the Subaccount (1/22/01).................     -12.79%

     For purchase payment allocated to the State Street Research Aurora
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -29.10%
Since Inception of the Subaccount (1/22/01).................     -10.29%

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................      -0.49%
Since Inception of the Subaccount (5/1/01)..................       3.41%

     For purchase payment allocated to the PIMCO Innovation Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -55.69%
Since Inception of the Subaccount (5/1/01)..................     -48.20%

     For purchase payment allocated to the MFS Research International Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -20.30%
Since Inception of the Subaccount (5/1/01)..................     -19.21%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
1 Year......................................................     -49.61%
Since Inception of the Subaccount (5/1/01)..................     -39.80%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -23.96%

     For purchase payment allocated to the State Street Research Large Cap Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -26.52%

-------------------

     For purchase payment allocated to the FI Mid Cap Opportunities Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -24.87%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity
Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -21.39%

     For purchase payment allocated to the Met/AIM Small Cap Growth Subaccount

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -29.96%

     For purchase payment allocated to the Harris Oakmark International Subaccount -- Class E(2)

              PERIOD ENDING DECEMBER 31, 2002
              -------------------------------
Since Inception of the Subaccount (5/1/02)..................     -22.68%

------------

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

     These returns are based on the Standard Death Benefit for all classes. They do not reflect charges for any optional benefit, including the GMIB.

STANDARD CLASS
--------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -7.61%       -0.13%
5 Years..............................................      1.54%        2.76%
10 Years.............................................      2.27%        2.89%
Since Inception of the Fund (8/26/83)................      3.73%        4.33%

     For purchase payment allocated to the State Street Research Bond Income Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -0.71%        6.78%
5 Years..............................................      3.97%        5.13%
10 Years.............................................      5.62%        6.17%
Since Inception of the Fund (8/26/83)................      7.27%        7.81%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.46%        7.96%
5 Years..............................................      2.67%        3.89%
Since Inception of the Fund (10/31/94)...............      6.39%        6.93%

     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -1.25%        6.25%
5 Years..............................................      3.85%        5.01%
Since Inception of the Fund (10/31/94)...............      5.24%        5.78%

     For purchase payment allocated to the Balanced Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.28%      -14.83%
5 Years..............................................     -6.11%       -4.83%
Since Inception of the Fund (10/31/94)...............      2.35%        2.91%

     For purchase payment allocated to the Alger Equity Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -39.20%      -34.09%
5 Years..............................................     -2.66%       -1.29%
Since Inception of the Fund (10/31/94)...............      6.92%        7.56%

--------------------------

     For purchase payment allocated to the Davis Venture Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -23.88%      -17.62%
5 Years..............................................     -0.93%        0.36%
Since Inception of the Fund (10/31/94)...............      9.51%       10.11%

     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -16.93%      -10.15%
5 Years..............................................      3.17%        4.38%
Since Inception of the Fund (4/30/93)................      8.83%        9.40%

     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.55%      -22.65%
5 Years..............................................     -3.17%       -1.90%
Since Inception of the Fund (5/2/94).................      6.10%        6.69%

     For purchase payment allocated to the MFS Investors Trust Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.27%      -21.26%
Since Inception of the Fund (4/30/99)................    -12.54%      -10.88%

     For purchase payment allocated to the MFS Research Managers Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -30.91%      -25.18%
Since Inception of the Fund (4/30/99)................    -12.44%      -10.80%

     For purchase payment allocated to the FI Structured Equity Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.64%      -20.59%
5 Years..............................................     -4.84%       -3.58%
Since Inception of the Fund (4/30/93)................      6.23%        6.82%

--------------------------

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      1.03%        8.53%
Since Inception of the Fund (11/9/98)................      3.78%        5.11%

     For purchase payment allocated to the Janus Mid Cap Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.47%      -30.08%
5 Years..............................................     -4.58%       -2.98%
Since Inception of the Fund (3/3/97).................     -0.11%        1.47%

     For purchase payment allocated to the MetLife Stock Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -29.36%      -23.51%
5 Years..............................................     -3.93%       -2.63%
10 Years.............................................      6.54%        7.14%
Since Inception of the Fund (5/1/90).................      7.62%        8.21%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.79%      -11.07%
Since Inception of the Fund (11/9/98)................      6.02%        7.31%

     For purchase payment allocated to the Met/Putnam Voyager Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.28%      -29.88%
Since Inception of the Fund (5/1/00).................    -34.75%      -32.84%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.07%      -17.83%
Since Inception of the Fund (11/9/98)................     -9.57%       -8.18%

--------------------------

     For purchase payment allocated to the Putnam International Stock Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.86%      -18.68%
5 Years..............................................     -6.07%       -4.79%
10 Years.............................................      0.31%        0.89%
Since Inception of the Fund (5/1/91).................     -1.11%       -0.50%

     For purchase payment allocated to the Russell 2000 Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.61%      -21.64%
Since Inception of the Fund (11/9/98)................     -3.12%       -1.70%

     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -32.81%      -27.23%
5 Years..............................................     -5.41%       -4.13%
10 Years.............................................      5.05%        5.65%
Since Inception of the Fund (6/24/83)................      7.78%        8.37%

     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -9.21%       -1.85%
5 Years..............................................     -0.05%        1.23%
Since Inception of the Fund (5/1/96).................      3.90%        4.65%

     For purchase payment allocated to the American Funds Growth Fund

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.31%      -25.61%
5 Years..............................................      3.70%        4.93%
10 Years.............................................      9.72%       10.32%
Since Inception of the Fund (2/8/84).................     11.27%       11.87%

     For purchase payment allocated to the American Funds Growth-Income Fund


                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.71%      -19.59%
5 Years..............................................      0.69%        1.91%
10 Years.............................................      8.07%        8.62%
Since Inception of the Fund (2/8/84).................     10.02%       10.59%

--------------------------

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.36%      -20.29%
Since Inception of the Fund (4/30/98)................      0.13%        1.55%

     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -36.98%      -31.71%
Since Inception of the Fund (5/1/01).................    -34.30%      -31.71%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.43%      -28.96%
Since Inception of the Fund (5/1/01).................    -27.37%      -24.54%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -22.56%      -16.20%
Since Inception of the Fund (7/5/00).................     -8.26%       -5.68%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.41%      -22.49%
Since Inception of the Fund (7/5/00).................      0.67%        3.35%

     For purchase payment allocated to the PIMCO Total Return Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.39%        7.89%
Since Inception of the Fund (2/12/01)................      3.84%        7.10%

     For purchase payment allocated to the PIMCO Innovation Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -55.26%      -51.36%
Since Inception of the Fund (2/12/01)................    -49.40%      -47.59%

--------------------------

     For purchase payment allocated to the MFS Research International Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -19.52%      -12.93%
Since Inception of the Fund (2/12/01)................    -17.82%      -14.86%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -49.11%      -44.75%
Since Inception of the Fund (2/12/01)................    -36.44%      -34.17%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.80%      -15.39%
Since Inception of the Fund (11/9/98)................     -2.07%       -0.59%

     For purchase payment allocated to the State Street Research Large Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -25.88%      -20.70%

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -24.21%      -18.90%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -18.62%      -11.96%
Since Inception of the Fund (10/9/01)................     -7.50%       -2.62%

     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -33.94%      -28.43%
Since Inception of the Fund (10/9/01)................    -16.93%      -12.54%

--------------------------

     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.27%      -19.11%
Since Inception of the Fund (10/9/01)................    -14.00%       -9.48%

------------

(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.

(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.

(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

B PLUS CLASS
------------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -5.98%       -0.46%
5 Years...............................................      1.68%        2.42%
10 Years..............................................      2.36%        2.55%
Since Inception of the Fund (8/26/83).................      3.78%        3.99%

     For purchase payment allocated to the State Street Research Bond Income Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      1.19%        6.43%
5 Years...............................................      4.15%        4.78%
10 Years..............................................      5.72%        5.82%
Since Inception of the Fund (8/26/83).................      7.33%        7.45%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.40%        7.61%
5 Years...............................................      2.83%        3.54%
Since Inception of the Fund (10/31/94)................      6.41%        6.58%

     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      0.63%        5.90%
5 Years...............................................      4.03%        4.67%
Since Inception of the Fund (10/31/94)................      5.24%        5.43%

     For purchase payment allocated to the Balanced Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.16%      -15.11%
5 Years...............................................     -6.04%       -5.14%
Since Inception of the Fund (10/31/94)................      2.32%        2.57%

     For purchase payment allocated to the Alger Equity Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -38.33%      -34.31%
5 Years...............................................     -2.58%       -1.62%
Since Inception of the Fund (10/31/94)................      6.95%        7.21%

------------------------

     For purchase payment allocated to the Davis Venture Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.79%      -17.89%
5 Years...............................................     -0.83%        0.02%
Since Inception of the Fund (10/31/94)................      9.56%        9.75%

     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -15.75%      -10.45%
5 Years...............................................      3.34%        4.03%
Since Inception of the Fund (4/30/93).................      8.94%        9.04%

     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.54%      -22.90%
5 Years...............................................     -3.09%       -2.23%
Since Inception of the Fund (5/2/94)..................      6.10%        6.34%

     For purchase payment allocated to the MFS Investors Trust Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.23%      -21.52%
Since Inception of the Fund (4/30/99).................    -12.33%      -11.18%

     For purchase payment allocated to the MFS Research Managers Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.92%      -25.42%
Since Inception of the Fund (4/30/99).................    -12.23%      -11.09%

     For purchase payment allocated to the FI Structured Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.60%      -20.86%
5 Years...............................................     -4.76%       -3.90%
Since Inception of the Fund (4/30/93).................      6.34%        6.46%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.99%        8.18%
Since Inception of the Fund (11/9/98).................      4.06%        4.76%

------------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.55%      -30.31%
5 Years...............................................     -4.51%       -3.30%
Since Inception of the Fund (3/3/97)..................     -0.07%        1.13%

     For purchase payment allocated to the MetLife Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -28.35%      -23.76%
5 Years...............................................     -3.85%       -2.95%
10 Years..............................................      6.64%        6.79%
Since Inception of the Fund (5/1/90)..................      7.71%        7.86%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -16.61%      -11.36%
Since Inception of the Fund (11/9/98).................      6.34%        6.95%

     For purchase payment allocated to the Met/Putnam Voyager Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.36%      -30.11%
Since Inception of the Fund (5/1/00)..................    -34.39       -33.07

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.99%      -18.10%
Since Inception of the Fund (11/9/98).................     -9.41%       -8.49%

     For purchase payment allocated to the Putnam International Stock Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.79%      -18.95%
5 Years...............................................     -5.99%       -5.10%
10 Years..............................................      0.40%        0.56%
Since Inception of the Fund (5/1/91)..................     -1.04%       -0.83%

     For purchase payment allocated to the Russell 2000 Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.58%      -21.89%
Since Inception of the Fund (11/9/98).................     -2.96%       -2.02%

------------------------

     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.86%      -27.47%
5 Years...............................................     -5.33%       -4.45%
10 Years..............................................      5.16%        5.31%
Since Inception of the Fund (6/24/83).................      7.84%        8.01%

     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -7.76%       -2.17%
5 Years...............................................      0.06%        0.90%
Since Inception of the Fund (5/1/96)..................      3.96%        4.31%

     For purchase payment allocated to the American Funds Growth Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.33%      -25.86%
5 Years...............................................      3.88%        4.59%
10 Years..............................................      9.82%        9.96%
Since Inception of the Fund (2/8/84)..................     11.34%       11.51%

     For purchase payment allocated to the American Funds Growth-Income Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.65%      -19.86%
5 Years...............................................      0.82%        1.57%
10 Years..............................................      8.17%        8.27%
Since Inception of the Fund (2/8/84)..................     10.09%       10.23%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.31%      -20.55%
Since Inception of the Fund (4/30/98).................      0.28%        1.22%

     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -36.08%      -31.93%
Since Inception of the Fund (5/1/01)..................    -33.67%      -31.93%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -33.50%      -29.20%
Since Inception of the Fund (5/1/01)..................    -26.69%      -24.79%

------------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.45%      -16.47%
Since Inception of the Fund (7/5/00)..................     -7.82%       -6.00%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.39%      -22.75%
Since Inception of the Fund (7/5/00)..................      1.29%        3.00%

     For purchase payment allocated to the PIMCO Total Return Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      2.33%        7.54%
Since Inception of the Fund (2/12/01).................      4.89%        6.78%

     For purchase payment allocated to the PIMCO Innovation Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -54.62%      -51.52%
Since Inception of the Fund (2/12/01).................    -48.91%      -47.76%

     For purchase payment allocated to the MFS Research International Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.37%      -13.22%
Since Inception of the Fund (2/12/01).................    -17.20%      -15.14%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -48.39%      -44.93%
Since Inception of the Fund (2/12/01).................    -35.90%      -34.38%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.69%      -15.67%
Since Inception of the Fund (11/9/98).................     -1.92%       -0.92%

     For purchase payment allocated to the State Street Research Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -24.55%      -20.88%

------------------------

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -22.85%      -19.08%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.45%      -12.25%
Since Inception of the Fund (10/9/01).................     -6.30%       -2.95%

     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -32.99%      -28.67%
Since Inception of the Fund (10/9/01).................    -15.83%      -12.83%

     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.20%      -19.38%
Since Inception of the Fund (10/9/01).................    -12.87%       -9.78%

------------

(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.

(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.

(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

C CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.98%       -0.45%
5 Years...............................................      1.87%        2.43%
10 Years..............................................      1.93%        2.56%
Since Inception of the Fund (8/26/83).................      3.38%        3.99%

     For purchase payment allocated to the State Street Research Bond Income Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      5.91%        6.44%
5 Years...............................................      4.23%        4.79%
10 Years..............................................      5.28%        5.82%
Since Inception of the Fund (8/26/83).................      6.92%        7.46%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.08%        7.62%
5 Years...............................................      2.97%        3.55%
Since Inception of the Fund (10/31/94)................      6.05%        6.59%

     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      5.37%        5.90%
5 Years...............................................      4.12%        4.68%
Since Inception of the Fund (10/31/94)................      4.89%        5.44%

     For purchase payment allocated to the Balanced Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -15.63%      -15.10%
5 Years...............................................     -5.76%       -5.13%
Since Inception of the Fund (10/31/94)................      2.02%        2.58%

     For purchase payment allocated to the Alger Equity Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.84%      -34.31%
5 Years...............................................     -2.27%       -1.61%
Since Inception of the Fund (10/31/94)................      6.58%        7.22%

-------------------

     For purchase payment allocated to the Davis Venture Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.42%      -17.89%
5 Years...............................................     -0.52%        0.03%
Since Inception of the Fund (10/31/94)................      9.16%        9.76%

     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -10.97%      -10.44%
5 Years...............................................      3.46%        4.04%
Since Inception of the Fund (4/30/93).................      8.48%        9.05%

     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.43%      -22.90%
5 Years...............................................     -2.78%       -2.22%
Since Inception of the Fund (5/2/94)..................      5.76%        6.35%

     For purchase payment allocated to the MFS Investors Trust Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.05%      -21.52%
Since Inception of the Fund (4/30/99).................    -11.79%      -11.17%

     For purchase payment allocated to the MFS Research Managers Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.95%      -25.42%
Since Inception of the Fund (4/30/99).................    -11.69%      -11.08%

     For purchase payment allocated to the FI Structured Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.38%      -20.85%
5 Years...............................................     -4.47%       -3.89%
Since Inception of the Fund (4/30/93).................      5.89%        6.47%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.64%        8.19%
Since Inception of the Fund (11/9/98).................      4.21%        4.77%

-------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.84%      -30.31%
5 Years...............................................     -4.21%       -3.29%
Since Inception of the Fund (3/3/97)..................      0.01%        1.14%

     For purchase payment allocated to the MetLife Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.29%      -23.76%
5 Years...............................................     -3.55%       -2.94%
10 Years..............................................      6.19%        6.80%
Since Inception of the Fund (5/1/90)..................      7.28%        7.86%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -11.88%      -11.35%
Since Inception of the Fund (11/9/98).................      6.40%        6.96%

     For purchase payment allocated to the Met/Putnam Voyager Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.64%      -30.11%
Since Inception of the Fund (5/1/00)..................    -33.91%      -33.06%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.62%      -18.09%
Since Inception of the Fund (11/9/98).................     -9.10%       -8.48%

     For purchase payment allocated to the Putnam International Stock Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.47%      -18.94%
5 Years...............................................     -5.71%       -5.10%
10 Years..............................................     -0.02%        0.57%
Since Inception of the Fund (5/1/91)..................     -1.44%       -0.82%

     For purchase payment allocated to the Russell 2000 Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.42%      -21.89%
Since Inception of the Fund (11/9/98).................     -2.58%       -2.02%

-------------------

     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.99%      -27.46%
5 Years...............................................     -5.04%       -4.44%
10 Years..............................................      4.72%        5.31%
Since Inception of the Fund (6/24/83).................      7.43%        8.02%

     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -2.69%       -2.16%
5 Years...............................................      0.33%        0.91%
Since Inception of the Fund (5/1/96)..................      3.78%        4.31%

     For purchase payment allocated to the American Funds Growth Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.38%      -25.85%
5 Years...............................................      3.97%        4.59%
10 Years..............................................      9.37%        9.97%
Since Inception of the Fund (2/8/84)..................     10.91%       11.51%

     For purchase payment allocated to the American Funds Growth-Income Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.38%      -19.85%
5 Years...............................................      1.05%        1.58%
10 Years..............................................      7.72%        8.27%
Since Inception of the Fund (2/8/84)..................      9.67%       10.23%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -21.08%      -20.55%
Since Inception of the Fund (4/30/98).................      0.56%        1.22%

     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -32.46%      -31.93%
Since Inception of the Fund (5/1/01)..................    -32.53%      -31.93%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.72%      -29.19%
Since Inception of the Fund (5/1/01)..................    -25.33%      -24.78%

-------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.00%      -16.47%
Since Inception of the Fund (7/5/00)..................     -6.53%       -5.99%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.27%      -22.74%
Since Inception of the Fund (7/5/00)..................      2.45%        3.01%

     For purchase payment allocated to the PIMCO Total Return Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      7.01%        7.55%
Since Inception of the Fund (2/12/01).................      6.25%        6.78%

     For purchase payment allocated to the PIMCO Innovation Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -52.05%      -51.52%
Since Inception of the Fund (2/12/01).................    -48.48%      -47.76%

     For purchase payment allocated to the MFS Research International Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -13.74%      -13.21%
Since Inception of the Fund (2/12/01).................    -15.74%      -15.13%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -45.46%      -44.93%
Since Inception of the Fund (2/12/01).................    -35.02%      -34.38%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -16.19%      -15.66%
Since Inception of the Fund (11/9/98).................     -1.52%       -0.91%

     For purchase payment allocated to the State Street Research Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -21.22%      -20.87%

-------------------

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -19.43%      -19.08%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -12.77%      -12.24%
Since Inception of the Fund (10/9/01).................     -3.54%       -2.94%

     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.19%      -28.66%
Since Inception of the Fund (10/9/01).................    -13.44%      -12.82%

     For purchase payment allocated to the Harris Oakmark International Portfolio Class E(4)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.90%      -19.37%
Since Inception of the Fund (10/9/01).................    -10.36%       -9.77%

------------

(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.

(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.

(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

L CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -7.83%       -0.36%
5 Years..............................................      1.96%        2.53%
10 Years.............................................      2.03%        2.66%
Since Inception of the Fund (8/26/83)................      3.48%        4.09%

     For purchase payment allocated to the State Street Research Bond Income Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -0.96%        6.54%
5 Years..............................................      4.33%        4.89%
10 Years.............................................      5.38%        5.92%
Since Inception of the Fund (8/26/83)................      7.02%        7.56%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.22%        7.72%
5 Years..............................................      3.06%        3.65%
Since Inception of the Fund (10/31/94)...............      6.15%        6.69%

     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -1.49%        6.00%
5 Years..............................................      4.22%        4.77%
Since Inception of the Fund (10/31/94)...............      4.99%        5.54%

     For purchase payment allocated to the Balanced Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.47%      -15.02%
5 Years..............................................     -5.67%       -5.04%
Since Inception of the Fund (10/31/94)...............      2.12%        2.67%

     For purchase payment allocated to the Alger Equity Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -39.34%      -34.25%
5 Years..............................................     -2.17%       -1.52%
Since Inception of the Fund (10/31/94)...............      6.68%        7.32%

-------------------

     For purchase payment allocated to the Davis Venture Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.06%      -17.81%
5 Years..............................................     -0.43%        0.13%
Since Inception of the Fund (10/31/94)...............      9.26%        9.86%

     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.12%      -10.36%
5 Years..............................................      3.56%        4.14%
Since Inception of the Fund (4/30/93)................      8.58%        9.15%

     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.72%      -22.82%
5 Years..............................................     -2.69%       -2.13%
Since Inception of the Fund (5/2/94).................      5.86%        6.45%

     For purchase payment allocated to the MFS Investors Trust Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.43%      -21.44%
Since Inception of the Fund (4/30/99)................    -11.71%      -11.09%

     For purchase payment allocated to the MFS Research Managers Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.07%      -25.35%
Since Inception of the Fund (4/30/99)................    -11.61%      -11.00%

     For purchase payment allocated to the FI Structured Equity Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.81%      -20.78%
5 Years..............................................     -4.38%       -3.80%
Since Inception of the Fund (4/30/93)................      5.99%        6.57%

     For purchase payment allocated to the Met/Putnam Voyager Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.43%      -30.04%
Since Inception of the Fund (5/1/00).................    -34.72%      -33.00%

-------------------

     For purchase payment allocated to the Putnam International Stock Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.04%      -18.87%
5 Years..............................................     -5.62%       -5.01%
10 Years.............................................      0.08%        0.66%
Since Inception of the Fund (5/1/91).................     -1.35%       -0.73%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.78%        8.29%
Since Inception of the Fund (11/9/98)................      4.31%        4.87%

     For purchase payment allocated to the Janus Mid Cap Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -35.62%      -30.24%
5 Years..............................................     -4.12%       -3.20%
Since Inception of the Fund (3/3/97).................      0.11%        1.23%

     For purchase payment allocated to the MetLife Stock Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -29.52%      -23.69%
5 Years..............................................     -3.46%       -2.85%
10 Years.............................................      6.29%        6.90%
Since Inception of the Fund (5/1/90).................      7.38%        7.96%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -17.97%      -11.27%
Since Inception of the Fund (11/9/98)................      6.50%        7.06%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -24.25%      -18.02%
Since Inception of the Fund (11/9/98)................     -9.01%       -8.39%

     For purchase payment allocated to the Russell 2000 Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -27.78%      -21.81%
Since Inception of the Fund (11/9/98)................     -2.49%       -1.92%

-------------------

     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -32.97%      -27.40%
5 Years..............................................     -4.95%       -4.35%
10 Years.............................................      4.81%        5.41%
Since Inception of the Fund (6/24/83)................      7.53%        8.12%

     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................     -9.42%       -2.07%
5 Years..............................................      0.42%        1.00%
Since Inception of the Fund (5/1/96).................      3.88%        4.41%

     For purchase payment allocated to the American Funds Growth Fund

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -31.47%      -25.78%
5 Years..............................................      4.07%        4.69%
10 Years.............................................      9.47%       10.07%
Since Inception of the Fund (2/8/84).................     11.02%       11.62%

     For purchase payment allocated to the American Funds Growth-Income Fund

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -25.88%      -19.78%
5 Years..............................................      1.14%        1.68%
10 Years.............................................      7.82%        8.37%
Since Inception of the Fund (2/8/84).................      9.77%       10.34%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -26.53%      -20.47%
Since Inception of the Fund (4/30/98)................      0.65%        1.32%

     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -37.13%      -31.86%
Since Inception of the Fund (5/1/01).................    -34.45%      -31.86%

-------------------

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.58%      -29.13%
Since Inception of the Fund (5/1/01).................    -27.53%      -24.71%

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -22.73%      -16.39%
Since Inception of the Fund (7/5/00).................     -8.12%       -5.90%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -28.58%      -22.67%
Since Inception of the Fund (7/5/00).................      0.78%        3.11%

     For purchase payment allocated to the PIMCO Total Return Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................      0.15%        7.65%
Since Inception of the Fund (2/12/01)................      3.58%        6.85%

     For purchase payment allocated to the PIMCO Innovation Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -55.36%      -51.48%
Since Inception of the Fund (2/12/01)................    -49.51%      -47.71%

     For purchase payment allocated to the MFS Research International Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -19.71%      -13.13%
Since Inception of the Fund (2/12/01)................    -18.01%      -15.06%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -49.23%      -44.88%
Since Inception of the Fund (2/12/01)................    -36.58%      -34.32%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -21.98%      -15.58%
Since Inception of the Fund (11/9/98)................     -1.43%       -0.82%

-------------------

     For purchase payment allocated to the State Street Research Large Cap Value Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -25.99%      -20.82%

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
Since Inception of the Fund (5/1/02).................    -24.32%      -19.03%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -18.80%      -12.16%
Since Inception of the Fund (10/9/01)................     -7.70%       -2.85%

     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio

                                                          WITH       WITHOUT
                                                       WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002               CHARGE       CHARGE
           -------------------------------             ----------   ----------
1 Year...............................................    -34.09%      -28.60%
Since Inception of the Fund (10/9/01)................    -17.11%      -12.74%

     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.44%      -19.30%
Since Inception of the Fund (10/9/01).................    -14.19%       -9.69%

------------

(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.

(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.

(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

P CLASS
-------

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                 (NON-STANDARD)

     For purchase payment allocated to the State Street Research Money Market Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -8.51%       -0.02%
5 Years...............................................      1.31%        2.87%
10 Years..............................................      2.38%        3.00%
Since Inception of the Fund (8/26/83).................      3.85%        4.44%

     For purchase payment allocated to the State Street Research Bond Income Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -1.59%        6.90%
5 Years...............................................      3.78%        5.24%
10 Years..............................................      5.74%        6.28%
Since Inception of the Fund (8/26/83).................      7.38%        7.92%

     For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.42%        8.08%
5 Years...............................................      2.46%        4.00%
Since Inception of the Fund (10/31/94)................      6.37%        7.05%

     For purchase payment allocated to the Salomon Brothers U.S. Government Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -2.13%        6.36%
5 Years...............................................      3.66%        5.12%
Since Inception of the Fund (10/31/94)................      5.20%        5.89%

     For purchase payment allocated to the Balanced Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.05%      -14.74%
5 Years...............................................     -6.35%       -4.72%
Since Inception of the Fund (10/31/94)................      2.27%        3.02%

     For purchase payment allocated to the Alger Equity Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -39.79%      -34.02%
5 Years...............................................     -2.91%       -1.19%
Since Inception of the Fund (10/31/94)................      6.90%        7.68%

-------------------

     For purchase payment allocated to the Davis Venture Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.62%      -17.53%
5 Years...............................................     -1.19%        0.46%
Since Inception of the Fund (10/31/94)................      9.51%       10.23%

     For purchase payment allocated to the Harris Oakmark Focused Value
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -17.74%      -10.06%
5 Years...............................................      2.97%        4.49%
Since Inception of the Fund (4/30/93).................      8.94%        9.52%

     For purchase payment allocated to the Loomis Sayles Small Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.25%      -22.57%
5 Years...............................................     -3.42%       -1.80%
Since Inception of the Fund (5/2/94)..................      6.09%        6.81%

     For purchase payment allocated to the MFS Investors Trust Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.97%      -21.18%
Since Inception of the Fund (4/30/99).................    -12.87%      -10.79%

     For purchase payment allocated to the MFS Research Managers Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.58%      -25.10%
Since Inception of the Fund (4/30/99).................    -12.77%      -10.70%

     For purchase payment allocated to the FI Structured Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.36%      -20.51%
5 Years...............................................     -5.08%       -3.48%
Since Inception of the Fund (4/30/93).................      6.35%        6.93%

     For purchase payment allocated to the Lehman Brothers Aggregate Bond Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................      0.15%        8.65%
Since Inception of the Fund (11/9/98).................      3.51%        5.22%

-------------------

     For purchase payment allocated to the Janus Mid Cap Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -36.09%      -30.01%
5 Years...............................................     -4.83%       -2.87%
Since Inception of the Fund (3/3/97)..................     -0.30%        1.57%

     For purchase payment allocated to the MetLife Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -30.04%      -23.43%
5 Years...............................................     -4.18%       -2.53%
10 Years..............................................      6.65%        7.25%
Since Inception of the Fund (5/1/90)..................      7.74%        8.33%

     For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -18.58%      -10.97%
Since Inception of the Fund (11/9/98).................      5.78%        7.42%

     For purchase payment allocated to the Met/Putnam Voyager Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -35.91%      -29.81%
Since Inception of the Fund (5/1/00)..................    -35.04%      -32.77%

     For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -24.81%      -17.74%
Since Inception of the Fund (11/9/98).................     -9.86%       -8.08%

     For purchase payment allocated to the Putnam International Stock Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.59%      -18.59%
5 Years...............................................     -6.31%       -4.69%
10 Years..............................................      0.42%        1.00%
Since Inception of the Fund (5/1/91)..................     -1.00%       -0.39%

     For purchase payment allocated to the Russell 2000 Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -28.32%      -21.55%
Since Inception of the Fund (11/9/98).................     -3.45%       -1.59%

-------------------

     For purchase payment allocated to the State Street Research Investment Trust Portfolio(1)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -33.47%      -27.15%
5 Years...............................................     -5.65%       -4.03%
10 Years..............................................      5.17%        5.77%
Since Inception of the Fund (6/24/83).................      7.90%        8.49%

     For purchase payment allocated to the Lord Abbett Bond Debenture
Portfolio(2)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -10.09%       -1.74%
5 Years...............................................     -0.30%        1.34%
Since Inception of the Fund (5/1/96)..................      3.80%        4.76%

     For purchase payment allocated to the American Funds Growth Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -31.98%      -25.53%
5 Years...............................................      3.51%        5.04%
10 Years..............................................      9.84%       10.44%
Since Inception of the Fund (2/8/84)..................     11.39%       11.99%

     For purchase payment allocated to the American Funds Growth-Income Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -26.43%      -19.51%
5 Years...............................................      0.45%        2.02%
10 Years..............................................      8.18%        8.74%
Since Inception of the Fund (2/8/84)..................     10.14%       10.71%

     For purchase payment allocated to the American Funds Global Small Capitalization Fund

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -27.08%      -20.21%
Since Inception of the Fund (4/30/98).................     -0.14%        1.66%

     For purchase payment allocated to the Janus Aggressive Growth Portfolio(3) (previously the Janus Growth Portfolio)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -37.59%      -31.63%
Since Inception of the Fund (5/1/01)..................    -34.91%      -31.64%

     For purchase payment allocated to the Franklin Templeton Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -35.06%      -28.89%
Since Inception of the Fund (5/1/01)..................    -28.07%      -24.46%

-------------------

     For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -23.31%      -16.11%
Since Inception of the Fund (7/5/00)..................     -8.85%       -5.58%

     For purchase payment allocated to the State Street Research Aurora
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -29.10%      -22.41%
Since Inception of the Fund (7/5/00)..................      0.06%        3.46%

     For purchase payment allocated to the PIMCO Total Return Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................     -0.49%        8.01%
Since Inception of the Fund (2/12/01).................      3.05%        7.23%

     For purchase payment allocated to the PIMCO Innovation Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -55.69%      -51.31%
Since Inception of the Fund (2/12/01).................    -49.71%      -47.53%

     For purchase payment allocated to the MFS Research International Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -20.30%      -12.84%
Since Inception of the Fund (2/12/01).................    -18.53%      -14.77%

     For purchase payment allocated to the T. Rowe Price Mid-Cap Growth
Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -49.61%      -44.69%
Since Inception of the Fund (2/12/01).................    -36.92%      -34.10%

     For purchase payment allocated to the Harris Oakmark Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -22.56%      -15.30%
Since Inception of the Fund (11/9/98).................     -2.41%       -0.49%

     For purchase payment allocated to the State Street Research Large Cap Value Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -26.52%      -20.64%

-------------------

     For purchase payment allocated to the FI Mid Cap Opportunities Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
Since Inception of the Fund (5/1/02)..................    -24.87%      -18.85%

     For purchase payment allocated to the Met/AIM Mid Cap Core Equity Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -19.41%      -11.87%
Since Inception of the Fund (10/9/01).................     -8.83%       -2.52%

     For purchase payment allocated to the Met/AIM Small Cap Growth Portfolio

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -34.58%      -28.36%
Since Inception of the Fund (10/9/01).................    -18.11%      -12.45%

     For purchase payment allocated to the Harris Oakmark International Portfolio -- Class E(4)

                                                           WITH       WITHOUT
                                                        WITHDRAWAL   WITHDRAWAL
           PERIOD ENDING DECEMBER 31, 2002                CHARGE       CHARGE
           -------------------------------              ----------   ----------
1 Year................................................    -25.99%      -19.03%
Since Inception of the Fund (10/9/01).................    -15.22%       -9.39%

---------------

(1) The performance shown for the State Street Research Investment Trust for the period June 24, 1984 through September 6, 1994 is based on the month-end net asset values, as daily net asset value information is not available.

(2) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B Shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 distribution fee.

(3) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Performance shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(4) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee of 0.25%.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used. Based on the actual distribution of Contract sizes, we have assumed the average per unit Contract Administrative Fee to be .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     The current yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2002 for the Standard, B Plus, C, L and P Classes was -0.43%, -0.76%, -0.75%, -0.65%, and -0.32%, respectively.

     We may also quote the effective yield of the State Street Research Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     The effective yield for the State Street Research Money Market Subaccount for the 7-day period ended December 31, 2002 for the Standard, B Plus, C, L and P Classes was -0.42%, -0.75%, -0.74%, -0.65%, and -0.32%, respectively.

     Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the State Street Research Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used. Based on average contract size and withdrawals, we have assumed the average per unit Contract Administrative Fee to be: .039% for the Standard Class; .019% for the Bonus Class; .011% for the C Class; .018% for the L Class; and .033% for the P Class.


     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".


     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.


     The illustrations show the monthly payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

   THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2002.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.275807        2.290287          981,708
  01/01/02 to 12/31/02....................................    2.290287        2.288173        7,080,343
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.101525        1.134093          647,303
  01/01/02 to 12/31/02....................................    1.134093        1.231350        5,241,579
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.568445        1.605936          287,447
  01/01/02 to 12/31/02....................................    1.605936        1.734480        3,519,888
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.448887        1.493542          847,646
  01/01/02 to 12/31/02....................................    1.493542        1.587436        8,277,460
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.897455        4.041296          406,052
  01/01/02 to 12/31/02....................................    4.041296        4.317102        3,666,963
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.514247        1.488069          360,833
  01/01/02 to 12/31/02....................................    1.488069        1.267889        2,635,315
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    3.019092        2.759624          337,995
  01/01/02 to 12/31/02....................................    2.759624        1.819481        2,109,027
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.815820        2.673490          929,183
  01/01/02 to 12/31/02....................................    2.673490        2.203285        6,433,899
FI Structured Equity Subaccount
  07/02/01* to 12/31/01
  01/01/02 to 12/31/02....................................    2.631178        2.390547          138,790
  01/01/02 to 12/31/02....................................    2.390547        1.898996          675,852
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.190228        0.977216        1,679,195
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.850101        3.569386          179,083
  01/01/02 to 12/31/02....................................    3.569386        2.731299        1,942,937
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.897721        0.832853          120,423
  01/01/02 to 12/31/02....................................    0.832853        0.656019        1,530,612
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.979378        0.879562          122,347
  01/01/02 to 12/31/02....................................    0.879562        0.658370          802,087

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.575496        0.493566          404,240
  01/01/02 to 12/31/02....................................    0.493566        0.346223        2,441,313
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.273319        6.648203           19,133
  01/01/02 to 12/31/02....................................    6.648203        4.839935          340,601
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.793205          530,074
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.811179          217,753
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.539245        2.662359          822,817
  01/01/02 to 12/31/02....................................    2.662359        2.393025        6,928,769
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.891206        1.559899          131,929
  01/01/02 to 12/31/02....................................    1.559899        1.091082          722,960
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.052532        1.032125          223,464
  01/01/02 to 12/31/02....................................    1.032125        0.865297        2,492,483
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.557054        1.507851           78,495
  01/01/02 to 12/31/02....................................    1.507851        1.341499        1,245,456
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953966        0.880593          333,496
  01/01/02 to 12/31/02....................................    0.880593        0.625781        2,870,903
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.400198        2.272909          202,579
  01/01/02 to 12/31/02....................................    2.272909        1.758858        1,641,772
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.223058        1.190097          277,659
  01/01/02 to 12/31/02....................................    1.190097        0.932986        2,510,267
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.430867        1.401112        1,221,865
  01/01/02 to 12/31/02....................................    1.401112        1.086395       10,392,688
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.948368        0.855523          209,511
  01/01/02 to 12/31/02....................................    0.855523        0.703283        2,746,997
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.273950        1.164731          480,562
  01/01/02 to 12/31/02....................................    1.164731        0.947543        4,943,896
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.373789        1.382533          122,188
  01/01/02 to 12/31/02....................................    1.382533        1.357531        2,439,994
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.008155        1.054911        1,119,475
  01/01/02 to 12/31/02....................................    1.054911        1.138630       16,599,383
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951972        0.775470          389,694
  01/01/02 to 12/31/02....................................    0.775470        0.529802        2,103,838

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140653        0.968370          631,334
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931494        0.824814          342,075
  01/01/02 to 12/31/02....................................    0.824814        0.455869        2,938,916
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.123126        0.848858          430,464
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758331        0.610195           94,456
  01/01/02 to 12/31/02....................................    0.610195        0.296898        1,890,616
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.060502        0.885404          217,557
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.927136        0.848951          277,020
  01/01/02 to 12/31/02....................................    0.848951        0.739441        2,846,609
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.760851       11.278583          168,238
  01/01/02 to 12/31/02....................................   11.278583        8.393445        1,874,264
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.647461        8.388980          190,117
  01/01/02 to 12/31/02....................................    8.388980        6.748058        2,226,755
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.463224        1.349972          295,927
  01/01/02 to 12/31/02....................................    1.349972        1.076486        2,760,128

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.235536        2.248638         869,330
  01/01/02 to 12/31/02....................................    2.248638        2.244318       2,741,837
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.098614        1.130533         229,823
  01/01/02 to 12/31/02....................................    1.130533        1.226259       1,687,331
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.558017        1.594464         179,069
  01/01/02 to 12/31/02....................................    1.594464        1.720370       1,763,673
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.439254        1.482873         406,922
  01/01/02 to 12/31/02....................................    1.482873        1.574522       3,752,623
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.828491        3.967809         217,116
  01/01/02 to 12/31/02....................................    3.967809        4.234365       1,818,388
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.504179        1.477438          45,831
  01/01/02 to 12/31/02....................................    1.477438        1.257572         858,351
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.999024        2.739911         165,746
  01/01/02 to 12/31/02....................................    2.739911        1.804674       1,376,184
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.797107        2.654397         441,860
  01/01/02 to 12/31/02....................................    2.654397        2.185361       3,544,762
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.609765        2.369909          44,802
  01/01/02 to 12/31/02....................................    2.369909        1.880717         386,064
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.186098        0.973174         648,931
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.807341        3.527981          64,482
  01/01/02 to 12/31/02....................................    3.527981        2.696913         652,639
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.895771        0.830628         227,620
  01/01/02 to 12/31/02....................................    0.830628        0.653612         852,130
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.977250        0.877212          59,840
  01/01/02 to 12/31/02....................................    0.877212        0.655953         253,040
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574821        0.492741         112,128
  01/01/02 to 12/31/02....................................    0.492741        0.345299       1,428,969

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.143398        6.526184          20,628
  01/01/02 to 12/31/02....................................    6.526184        4.746347         124,713
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792674         149,186
FI Mid Cap Opportunities Subaccount
  05/01/02* to 12/31/02...................................    1.000000        0.810636          97,989
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.518576        2.639371         401,779
  01/01/02 to 12/31/02....................................    2.639371        2.369989       3,706,789
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.883025        1.552375          61,360
  01/01/02 to 12/31/02....................................    1.552375        1.084732         353,346
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.051488        1.030586          46,529
  01/01/02 to 12/31/02....................................    1.030586        0.863142         722,105
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.552941        1.503118          34,558
  01/01/02 to 12/31/02....................................    1.503118        1.335950         361,709
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953804        0.880003         258,180
  01/01/02 to 12/31/02....................................    0.880003        0.624736       1,365,065
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.383050        2.255543          52,241
  01/01/02 to 12/31/02....................................    2.255543        1.743672         707,530
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.219826        1.186359          69,714
  01/01/02 to 12/31/02....................................    1.186359        0.929124         980,925
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.429451        1.399026         558,279
  01/01/02 to 12/31/02....................................    1.399026        1.083691       5,041,638
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.945862        0.852836          67,835
  01/01/02 to 12/31/02....................................    0.852836        0.700372       1,081,587
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.261053        1.152362         239,674
  01/01/02 to 12/31/02....................................    1.152362        0.936542       2,208,624
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.366705        1.374718          65,506
  01/01/02 to 12/31/02....................................    1.374718        1.348508       1,037,918
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007769        1.054194         654,487
  01/01/02 to 12/31/02....................................    1.054194        1.136720       7,591,886
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951810        0.774950         212,536
  01/01/02 to 12/31/02....................................    0.774950        0.528917         890,937
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.140016        0.967182         213,941

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.931134        0.824083         228,099
  01/01/02 to 12/31/02....................................    0.824083        0.455009       1,350,231
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122499        0.847816         145,764
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.758038        0.609654          58,620
  01/01/02 to 12/31/02....................................    0.609654        0.296337         684,856
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059909        0.884317          32,461
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926780        0.848201         161,048
  01/01/02 to 12/31/02....................................    0.848201        0.738048       1,165,514
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.540653       11.078414          95,874
  01/01/02 to 12/31/02....................................   11.078414        8.236223         893,722
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.498265        8.240125         126,008
  01/01/02 to 12/31/02....................................    8.240125        6.621684       1,040,860
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.458585        1.345018         130,815
  01/01/02 to 12/31/02....................................    1.345018        1.071462         961,486

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.215661        2.228091          22,885
  01/01/02 to 12/31/02....................................    2.228091        2.222698         117,801
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.097162        1.128756           9,922
  01/01/02 to 12/31/02....................................    1.128756        1.223720         112,812
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.552828        1.588757          32,226
  01/01/02 to 12/31/02....................................    1.588757        1.713355         194,906
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.434460        1.477565          75,153
  01/01/02 to 12/31/02....................................    1.477565        1.568102         592,262
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.794455        3.931555          41,262
  01/01/02 to 12/31/02....................................    3.931555        4.193578         201,281
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.499169        1.472150              --
  01/01/02 to 12/31/02....................................    1.472150        1.252443         146,985
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.989036        2.730104          15,331
  01/01/02 to 12/31/02....................................    2.730104        1.797313         103,979
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.787793        2.644898          76,898
  01/01/02 to 12/31/02....................................    2.644898        2.176450         330,044
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.599120        2.359652           9,164
  01/01/02 to 12/31/02....................................    2.359652        1.871640          81,051
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.184038        0.971158         105,515
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.786132        3.507451          17,785
  01/01/02 to 12/31/02....................................    3.507451        2.679876         114,121
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.894797        0.829518          11,890
  01/01/02 to 12/31/02....................................    0.829518        0.652412         116,329
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.976187        0.876039             857
  01/01/02 to 12/31/02....................................    0.876039        0.654748          11,992
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.574484        0.492328           8,715
  01/01/02 to 12/31/02....................................    0.492328        0.344837          92,649
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    7.079287        6.465995           1,703
  01/01/02 to 12/31/02....................................    6.465995        4.700216           9,125

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.792409           3,190
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.810364          17,439
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.508301        2.627948          57,009
  01/01/02 to 12/31/02....................................    2.627948        2.358550         407,484
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.878947        1.548625          10,059
  01/01/02 to 12/31/02....................................    1.548625        1.081569          82,679
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.050967        1.029818         223,464
  01/01/02 to 12/31/02....................................    1.029818        0.862067         183,553
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.550889        1.500756           9,241
  01/01/02 to 12/31/02....................................    1.500756        1.333183         170,229
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953723        0.879708           1,538
  01/01/02 to 12/31/02....................................    0.879708        0.624213         120,614
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.374519        2.246907           5,907
  01/01/02 to 12/31/02....................................    2.246907        1.736125          36,115
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.218212        1.184494           9,068
  01/01/02 to 12/31/02....................................    1.184494        0.927198          82,611
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.428743        1.397984          79,337
  01/01/02 to 12/31/02....................................    1.397984        1.082341         549,921
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.944611        0.851495          21,894
  01/01/02 to 12/31/02....................................    0.851495        0.698921         299,954
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.254650        1.146225          84,462
  01/01/02 to 12/31/02....................................    1.146225        0.931088         191,102
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.363175        1.370826              --
  01/01/02 to 12/31/02....................................    1.370826        1.344018          98,324
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007576        1.053729         194,398
  01/01/02 to 12/31/02....................................    1.053729        1.135650       1,187,935
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951729        0.774690          20,766
  01/01/02 to 12/31/02....................................    0.774690        0.528474         217,421
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139697        0.966588           6,516
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930955        0.823718           1,317
  01/01/02 to 12/31/02....................................    0.823718        0.454579          49,482

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.122185        0.847295          34,333
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757892        0.609384           3,655
  01/01/02 to 12/31/02....................................    0.609384        0.296057          37,645
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059613        0.883774           2,226
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926602        0.847826           8,799
  01/01/02 to 12/31/02....................................    0.847826        0.737353         106,045
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.432061       10.979737          16,988
  01/01/02 to 12/31/02....................................   10.979737        8.158775         128,625
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.424689        8.166745           9,169
  01/01/02 to 12/31/02....................................    8.166745        6.559432         108,984
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.456272        1.342549          15,917
  01/01/02 to 12/31/02....................................    1.342549        1.068960         202,341

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.176439        2.187558         324,274
  01/01/02 to 12/31/02....................................    2.187558        2.180082       1,244,380
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.094262        1.125212         138,917
  01/01/02 to 12/31/02....................................    1.125212        1.218659         563,451
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.542500        1.577404         191,781
  01/01/02 to 12/31/02....................................    1.577404        1.699411         532,430
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.424919        1.467006         381,965
  01/01/02 to 12/31/02....................................    1.467006        1.555340       1,252,719
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.727288        3.860036         225,528
  01/01/02 to 12/31/02....................................    3.860036        4.113179         582,376
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.489198        1.461629          58,534
  01/01/02 to 12/31/02....................................    1.461629        1.242248         298,841
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.969160        2.710594         332,685
  01/01/02 to 12/31/02....................................    2.710594        1.782681         415,897
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.769260        2.626002         429,539
  01/01/02 to 12/31/02....................................    2.626002        2.158738       1,057,579
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.577961        2.339273          45,616
  01/01/02 to 12/31/02....................................    2.339273        1.853617         101,294
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.179929        0.967140         249,450
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.744067        3.466749          56,920
  01/01/02 to 12/31/02....................................    3.466749        2.646125         315,866
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.892852        0.827301          69,338
  01/01/02 to 12/31/02....................................    0.827301        0.650017         209,693
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.974065        0.873698          35,218
  01/01/02 to 12/31/02....................................    0.873698        0.652344         254,373
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573810        0.491505          65,984
  01/01/02 to 12/31/02....................................    0.491505        0.343915         287,464
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.952785        6.347276           6,420
  01/01/02 to 12/31/02....................................    6.347276        4.609296          26,015

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791878          12,191
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.809822          11,006
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.487876        2.605249         590,460
  01/01/02 to 12/31/02....................................    2.605249        2.335838       1,289,841
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.870817        1.541152          42,264
  01/01/02 to 12/31/02....................................    1.541152        1.075272         155,536
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.049924        1.028283          35,737
  01/01/02 to 12/31/02....................................    1.028283        0.859920         181,927
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.546791        1.496043          16,557
  01/01/02 to 12/31/02....................................    1.496043        1.327666         153,771
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953560        0.879119         120,968
  01/01/02 to 12/31/02....................................    0.879119        0.623170         325,762
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.357548        2.229733          97,823
  01/01/02 to 12/31/02....................................    2.229733        1.721130         169,262
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.214991        1.180772          41,596
  01/01/02 to 12/31/02....................................    1.180772        0.923359         296,688
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.427329        1.395901         796,821
  01/01/02 to 12/31/02....................................    1.395901        1.079647       1,933,552
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.942114        0.848819          61,803
  01/01/02 to 12/31/02....................................    0.848819        0.696027         348,113
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.241943        1.134049         190,791
  01/01/02 to 12/31/02....................................    1.134049        0.920274         690,284
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.356144        1.363075         115,521
  01/01/02 to 12/31/02....................................    1.363075        1.335082         363,197
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.007189        1.052336         385,965
  01/01/02 to 12/31/02....................................    1.052336        1.133016       2,638,927
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951567        0.774171          88,806
  01/01/02 to 12/31/02....................................    0.774171        0.527591         299,874
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.139061        0.965401          63,403
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930595        0.822989          35,676
  01/01/02 to 12/31/02....................................    0.822989        0.453721         216,411

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.121558        0.846254          40,889
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757599        0.608843         236,284
  01/01/02 to 12/31/02....................................    0.608843        0.295498         625,233
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.059020        0.882689          50,270
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.926246        0.847077          69,731
  01/01/02 to 12/31/02....................................    0.847077        0.735964         320,965
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.217535       10.784870          87,006
  01/01/02 to 12/31/02....................................   10.784870        8.005947         303,680
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.279336        8.021833          93,671
  01/01/02 to 12/31/02....................................    8.021833        6.436590         361,204
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.451655        1.337622         101,630
  01/01/02 to 12/31/02....................................    1.337622        1.063971         495,579

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.137911        2.147762       2,305,462
  01/01/02 to 12/31/02....................................    2.147762        2.138283       6,180,906
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.091369        1.121679         576,433
  01/01/02 to 12/31/02....................................    1.121679        1.213618       2,200,010
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.532241        1.566131         299,653
  01/01/02 to 12/31/02....................................    1.566131        1.685581       1,305,077
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.415442        1.456523         713,433
  01/01/02 to 12/31/02....................................    1.456523        1.542682       3,752,159
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.661310        3.789819         381,067
  01/01/02 to 12/31/02....................................    3.789819        4.034321       1,414,185
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.479293        1.451183         175,118
  01/01/02 to 12/31/02....................................    1.451183        1.232135         690,524
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.949416        2.691224         456,780
  01/01/02 to 12/31/02....................................    2.691224        1.768168       1,436,860
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.750849        2.607240         953,766
  01/01/02 to 12/31/02....................................    2.607240        2.141170       3,273,900
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.556973        2.319069          83,093
  01/01/02 to 12/31/02....................................    2.319069        1.835768         279,173
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.175834        0.963138         942,490
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.702470        3.426520         432,859
  01/01/02 to 12/31/02....................................    3.426520        2.612799       1,640,905
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.890911        0.825091         151,361
  01/01/02 to 12/31/02....................................    0.825091        0.647631         602,750
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.971947        0.871362         147,273
  01/01/02 to 12/31/02....................................    0.871362        0.649949         452,260
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.573137        0.490683         475,290
  01/01/02 to 12/31/02....................................    0.490683        0.342996       1,530,060
---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.828543        6.230737          76,773
  01/01/02 to 12/31/02....................................    6.230737        4.520134         187,509
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.791347         539,213
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.809279         108,375
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.467618        2.582746         893,806
  01/01/02 to 12/31/02....................................    2.582746        2.313345       3,917,017
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.862721        1.533716         284,648
  01/01/02 to 12/31/02....................................    1.533716        1.069011         723,043
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.048883        1.026749         368,177
  01/01/02 to 12/31/02....................................    1.026749        0.857778       1,293,872
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.542704        1.491345         156,452
  01/01/02 to 12/31/02....................................    1.491345        1.322173         452,404
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953398        0.878529         201,706
  01/01/02 to 12/31/02....................................    0.878529        0.622129       1,587,342
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.340698        2.212691         302,661
  01/01/02 to 12/31/02....................................    2.212691        1.706264         815,619
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.211779        1.177062         303,150
  01/01/02 to 12/31/02....................................    1.177062        0.919536         973,414
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.425916        1.393822         871,034
  01/01/02 to 12/31/02....................................    1.393822        1.076959       4,781,568
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.939623        0.846152         157,511
  01/01/02 to 12/31/02....................................    0.846152        0.693145         814,299
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.229365        1.122002         407,797
  01/01/02 to 12/31/02....................................    1.122002        0.909586       2,317,297
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.349148        1.355367         163,651
  01/01/02 to 12/31/02....................................    1.355367        1.326206       1,072,346
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006803        1.052106       1,449,917
  01/01/02 to 12/31/02....................................    1.052106        1.131635       8,141,626
---------------------------------------------------------------------------------------------------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951406        0.773651         170,013
  01/01/02 to 12/31/02....................................    0.773651        0.526708       1,057,349
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.138424        0.964216         123,638
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.930236        0.822259         224,552
  01/01/02 to 12/31/02....................................    0.822259        0.452865       1,291,525
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120932        0.845214         218,214
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757307        0.608303         515,626
  01/01/02 to 12/31/02....................................    0.608303        0.294939       1,178,635
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.058428        0.881605         173,778
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925891        0.846328         279,255
  01/01/02 to 12/31/02....................................    0.846328        0.734578       1,226,544
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   12.006710       10.593460         282,325
  01/01/02 to 12/31/02....................................   10.593460        7.855980       1,029,766
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    8.136490        7.879491         382,342
  01/01/02 to 12/31/02....................................    7.879491        6.316047       1,187,975
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.447052        1.332714         225,130
  01/01/02 to 12/31/02....................................    1.332714        1.059005       1,200,298

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.
(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.
(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01..................................    2.118918        2.128151           29,771
  01/01/02 to 12/31/02...................................    2.128151        2.117700           41,021
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01..................................    1.089927        1.119918            2,467
  01/01/02 to 12/31/02...................................    1.119918        1.211107          105,974
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01..................................    1.527141        1.560530            7,228
  01/01/02 to 12/31/02...................................    1.560530        1.678713           88,719
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01..................................    1.410730        1.451313           13,733
  01/01/02 to 12/31/02...................................    1.451313        1.536397          181,818
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01..................................    3.628784        3.755216           13,595
  01/01/02 to 12/31/02...................................    3.755216        3.995489           83,676
Balanced Subaccount
  07/02/01* to 12/31/01..................................    1.474369        1.445992              820
  01/01/02 to 12/31/02...................................    1.445992        1.227114           94,937
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01..................................    2.939600        2.681597            2,305
  01/01/02 to 12/31/02...................................    2.681597        1.760962           91,276
Davis Venture Value Subaccount
  07/02/01* to 12/31/01..................................    2.741696        2.597917           89,277
  01/01/02 to 12/31/02...................................    2.597917        2.132445          282,543
FI Structured Equity Subaccount
  07/02/01* to 12/31/01..................................    2.546551        2.309040               --
  01/01/02 to 12/31/02...................................    2.309040        1.826915           13,684
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.173793        0.961145           24,807
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01..................................    3.681859        3.406595           16,625
  01/01/02 to 12/31/02...................................    3.406595        2.596305          150,802
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01..................................    0.889943        0.823989           57,606
  01/01/02 to 12/31/02...................................    0.823989        0.646442           78,777
MFS Research Managers Subaccount
  07/02/01* to 12/31/01..................................    0.970890        0.870198               --
  01/01/02 to 12/31/02...................................    0.870198        0.648755              103
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01..................................    0.572801        0.490273               --
  01/01/02 to 12/31/02...................................    0.490273        0.342538           82,209
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01..................................    6.767301        6.173313               --
  01/01/02 to 12/31/02...................................    6.173313        4.476234               15

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02.................................    1.000000        0.791082            8,561
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02.................................    1.000000        0.809009              100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01..................................    2.457558        2.571575           31,498
  01/01/02 to 12/31/02...................................    2.571575        2.302187          156,026
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01..................................    1.858690        1.530013            1,405
  01/01/02 to 12/31/02...................................    1.530013        1.065896            7,970
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01..................................    1.048363        1.025984            2,149
  01/01/02 to 12/31/02...................................    1.025984        0.856710           93,784
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01..................................    1.540666        1.489003               --
  01/01/02 to 12/31/02...................................    1.489003        1.319436           31,442
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.953317        0.878235            3,957
  01/01/02 to 12/31/02...................................    0.878235        0.621609           15,577
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01..................................    2.332325        2.204225               --
  01/01/02 to 12/31/02...................................    2.204225        1.698884           16,519
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01..................................    1.210177        1.175212              607
  01/01/02 to 12/31/02...................................    1.175212        0.917631          191,944
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01..................................    1.425210        1.392785           12,728
  01/01/02 to 12/31/02...................................    1.392785        1.075618          182,103
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01..................................    0.938381        0.844822               --
  01/01/02 to 12/31/02...................................    0.844822        0.691710           16,339
Putnam International Stock Subaccount
  07/02/01* to 12/31/01..................................    1.223128        1.116030           13,915
  01/01/02 to 12/31/02...................................    1.116030        0.904293           27,576
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01..................................    1.345666        1.351533            7,688
  01/01/02 to 12/31/02...................................    1.351533        1.321793           46,992
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01..................................    1.006610        1.050993          105,424
  01/01/02 to 12/31/02...................................    1.050993        1.129873          487,947
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01..................................    0.951325        0.773392               --
  01/01/02 to 12/31/02...................................    0.773392        0.526268           18,358
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02.................................    1.138107        0.963625            4,819
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01..................................    0.930056        0.821895               --
  01/01/02 to 12/31/02...................................    0.821895        0.452437            3,510

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02.................................    1.120619        0.844695            1,607
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01..................................    0.757161        0.608034               --
  01/01/02 to 12/31/02...................................    0.608034        0.294661              132
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02.................................    1.058133        0.881063               95
MFS Research International Subaccount
  07/02/01* to 12/31/01..................................    0.925713        0.845955            9,503
  01/01/02 to 12/31/02...................................    0.845955        0.733886           29,350
American Funds Growth Subaccount
  07/02/01* to 12/31/01..................................   11.902664       10.499033            3,986
  01/01/02 to 12/31/02...................................   10.499033        7.782054           45,138
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01..................................    8.065993        7.809270              117
  01/01/02 to 12/31/02...................................    7.809270        6.256625           66,264
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01..................................    1.444756        1.330266              535
  01/01/02 to 12/31/02...................................    1.330266        1.056531           20,279

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.
(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.
(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.100079        2.108705       1,663,887
  01/01/02 to 12/31/02....................................    2.108705        2.097299       4,061,865
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.088486        1.118158         274,931
  01/01/02 to 12/31/02....................................    1.118158        1.208600       1,449,415
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.522054        1.554944         165,060
  01/01/02 to 12/31/02....................................    1.554944        1.671869       1,042,646
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.406031        1.446118         353,452
  01/01/02 to 12/31/02....................................    1.446118        1.530132       2,456,065
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.596523        3.720903         407,618
  01/01/02 to 12/31/02....................................    3.720903        3.957003       1,001,017
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.469458        1.440815         181,947
  01/01/02 to 12/31/02....................................    1.440815        1.222109         881,791
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.929810        2.671999         160,718
  01/01/02 to 12/31/02....................................    2.671999        1.753779         603,656
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.732567        2.588620         362,611
  01/01/02 to 12/31/02....................................    2.588620        2.123750       1,875,489
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.536164        2.299048          59,189
  01/01/02 to 12/31/02....................................    2.299048        1.818097         141,546
Harris Oakmark Large Cap Value Subaccount
  05/1/02** to 12/31/02...................................    1.171754        0.959154         346,899
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.661349        3.386771          48,928
  01/01/02 to 12/31/02....................................    3.386771        2.579904         429,949
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888975        0.822887          65,241
  01/01/02 to 12/31/02....................................    0.822887        0.645254         357,005
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.969834        0.869034          20,965
  01/01/02 to 12/31/02....................................    0.869034        0.647563         194,801
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572465        0.489863         352,657
  01/01/02 to 12/31/02....................................    0.489863        0.342080         798,408
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.706564        6.116378          35,574
  01/01/02 to 12/31/02....................................    6.116378        4.432728         100,630
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790817         121,578
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.808738          45,544
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.447531        2.560445         334,770
  01/01/02 to 12/31/02....................................    2.560445        2.291076       2,067,511
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.854664        1.526317          36,995
  01/01/02 to 12/31/02....................................    1.526317        1.062789         109,598
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047843        1.025219          66,365
  01/01/02 to 12/31/02....................................    1.025219        0.855642         639,277
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.538630        1.486664          20,342
  01/01/02 to 12/31/02....................................    1.486664        1.316703         288,491
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953235        0.877941          55,533
  01/01/02 to 12/31/02....................................    0.877941        0.621089         741,502
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.323975        2.195785          83,016
  01/01/02 to 12/31/02....................................    2.195785        1.691532         446,503
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.208576        1.173364         102,424
  01/01/02 to 12/31/02....................................    1.173364        0.915729         343,070
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.424505        1.391747         273,428
  01/01/02 to 12/31/02....................................    1.391747        1.074279       2,295,466
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.937140        0.843494         226,647
  01/01/02 to 12/31/02....................................    0.843494        0.690276         498,276
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.216918        1.110087          82,951
  01/01/02 to 12/31/02....................................    1.110087        0.899026         955,576
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.342191        1.347706          42,359
  01/01/02 to 12/31/02....................................    1.347706        1.317392         416,402
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006417        1.050877         562,362
  01/01/02 to 12/31/02....................................    1.050877        1.129185       4,762,348
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951244        0.773133         124,762
  01/01/02 to 12/31/02....................................    0.773133        0.525828         514,392
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137789        0.963033         137,723
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929877        0.821531          71,429
  01/01/02 to 12/31/02....................................    0.821531        0.452010         409,032
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.120305        0.844176          79,574
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.757014        0.607764          18,155
  01/01/02 to 12/31/02....................................    0.607764        0.294382         519,010
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057837        0.880522          37,801
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925535        0.845581         121,011
  01/01/02 to 12/31/02....................................    0.845581        0.733195         442,986
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.799521       10.405447          68,458
  01/01/02 to 12/31/02....................................   10.405447        7.708822         494,235
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.996107        7.739675         100,571
  01/01/02 to 12/31/02....................................    7.739675        6.197761         534,754
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.442464        1.327823         105,244
  01/01/02 to 12/31/02....................................    1.327823        1.054062         469,062

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.081408        2.089436          3,726
  01/01/02 to 12/31/02....................................    2.089436        2.077096        115,911
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.087046        1.116401         62,580
  01/01/02 to 12/31/02....................................    1.116401        1.206098        196,049
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.516984        1.549378         38,272
  01/01/02 to 12/31/02....................................    1.549378        1.665052        132,507
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.401347        1.440942         61,324
  01/01/02 to 12/31/02....................................    1.440942        1.523893        241,884
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.564549        3.686904         21,660
  01/01/02 to 12/31/02....................................    3.686904        3.918887        103,404
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.464563        1.435657          1,192
  01/01/02 to 12/31/02....................................    1.435657        1.217125         66,379
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.920053        2.662434          3,467
  01/01/02 to 12/31/02....................................    2.662434        1.746625         35,532
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.723469        2.579356         24,718
  01/01/02 to 12/31/02....................................    2.579356        2.115091         83,313
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.525819        2.289098          2,385
  01/01/02 to 12/31/02....................................    2.289098        1.809323          4,199
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.169719        0.957167          6,240
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.640953        3.367063          1,602
  01/01/02 to 12/31/02....................................    3.367063        2.563606         12,885
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.888009        0.821787             --
  01/01/02 to 12/31/02....................................    0.821787        0.644069            113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.968779        0.867872             --
  01/01/02 to 12/31/02....................................    0.867872        0.646373         34,021
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.572129        0.489453          9,969
  01/01/02 to 12/31/02....................................    0.489453        0.341622         47,944
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.646372        6.059967             --
  01/01/02 to 12/31/02....................................    6.059967        4.389645            474

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790552            177
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.808467            100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.437546        2.549363         37,773
  01/01/02 to 12/31/02....................................    2.549363        2.280018        155,827
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.850647        1.522630          1,120
  01/01/02 to 12/31/02....................................    1.522630        1.059690          7,895
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.047323        1.024455         11,128
  01/01/02 to 12/31/02....................................    1.024455        0.854576        105,536
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.536596        1.484327             --
  01/01/02 to 12/31/02....................................    1.484327        1.313976         26,949
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.953154        0.877647          4,721
  01/01/02 to 12/31/02....................................    0.877647        0.620570        174,872
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.315655        2.187377         28,649
  01/01/02 to 12/31/02....................................    2.187377        1.684210         87,636
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.206977        1.171519            179
  01/01/02 to 12/31/02....................................    1.171519        0.913832         23,573
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.423799        1.390710         20,109
  01/01/02 to 12/31/02....................................    1.390710        1.072941        127,030
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.935900        0.842168         11,455
  01/01/02 to 12/31/02....................................    0.842168        0.688846         24,171
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.210739        1.104175          7,748
  01/01/02 to 12/31/02....................................    1.104175        0.893790         76,640
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.338725        1.343890         38,193
  01/01/02 to 12/31/02....................................    1.343890        1.313005        209,548
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.006224        1.050762         67,026
  01/01/02 to 12/31/02....................................    1.050762        1.128497        379,123
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951163        0.772873         10,431
  01/01/02 to 12/31/02....................................    0.772873        0.525388         40,581
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.137471        0.962442             88
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929697        0.821167         21,033
  01/01/02 to 12/31/02....................................    0.821167        0.451583         97,033
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119992        0.843658          2,402
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756868        0.607494            541
  01/01/02 to 12/31/02....................................    0.607494        0.294104         48,205

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.057541        0.879981             95
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925357        0.845207          9,822
  01/01/02 to 12/31/02....................................    0.845207        0.732504         63,544
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.697271       10.312695          9,898
  01/01/02 to 12/31/02....................................   10.312695        7.636280         41,293
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.926827        7.670699         15,325
  01/01/02 to 12/31/02....................................    7.670699        6.139452         57,868
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.440175        1.325384          4,070
  01/01/02 to 12/31/02....................................    1.325384        1.051600         31,805

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01...................................    2.044562        2.051424         201,503
  01/01/02 to 12/31/02....................................    2.051424        2.037271         964,619
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.084173        1.112895          40,082
  01/01/02 to 12/31/02....................................    1.112895        1.201109         383,757
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.506894        1.538306         103,068
  01/01/02 to 12/31/02....................................    1.538306        1.651501         351,381
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.392026        1.430644         379,947
  01/01/02 to 12/31/02....................................    1.430644        1.511490         977,904
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.501451        3.619835          84,982
  01/01/02 to 12/31/02....................................    3.619835        3.843753         367,970
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.454822        1.425397         123,058
  01/01/02 to 12/31/02....................................    1.425397        1.207217         265,627
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.900635        2.643408          85,374
  01/01/02 to 12/31/02....................................    2.643408        1.732406          87,089
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.705362        2.560928         191,591
  01/01/02 to 12/31/02....................................    2.560928        2.097878         484,421
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.505256        2.269327          85,627
  01/01/02 to 12/31/02....................................    2.269327        1.791900         174,701
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.165659        0.953207         167,441
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.600500        3.327989          34,007
  01/01/02 to 12/31/02....................................    3.327989        2.531318         165,994
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.886078        0.819591          40,859
  01/01/02 to 12/31/02....................................    0.819591        0.641705         156,500
MFS Research Managers Subaccount
  07/02/01** to 12/31/01..................................    0.966673        0.865552           8,533
  01/01/02 to 12/31/02....................................    0.865552        0.644000          29,803
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.571458        0.488634         124,798
  01/01/02 to 12/31/02....................................    0.488634        0.340709         177,725
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.527604        5.948701          17,338
  01/01/02 to 12/31/02....................................    5.948701        4.304731          29,816
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.790023          86,591
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000        0.807925          44,810
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.417697        2.527342         151,414
  01/01/02 to 12/31/02....................................    2.527342        2.258062         570,820
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.842639        1.515283          43,023
  01/01/02 to 12/31/02....................................    1.515283        1.053520          38,872
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.046284        1.022927          59,366
  01/01/02 to 12/31/02....................................    1.022927        0.852447         108,174
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.532536        1.479666          16,606
  01/01/02 to 12/31/02....................................    1.479666        1.308539         149,440
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952992        0.877059          66,878
  01/01/02 to 12/31/02....................................    0.877059        0.619533         181,969
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.299104        2.170658          23,355
  01/01/02 to 12/31/02....................................    2.170658        1.669663         107,049
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.203786        1.167838          49,396
  01/01/02 to 12/31/02....................................    1.167838        0.910048         111,573
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.422390        1.388638         157,084
  01/01/02 to 12/31/02....................................    1.388638        1.070269         760,612
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.933426        0.839521          27,550
  01/01/02 to 12/31/02....................................    0.839521        0.685993         103,767
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.198477        1.092445          16,241
  01/01/02 to 12/31/02....................................    1.092445        0.883410         223,223
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.331819        1.336291          71,753
  01/01/02 to 12/31/02....................................    1.336291        1.304275         144,282
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005838        1.049534         287,549
  01/01/02 to 12/31/02....................................    1.049534        1.126052       1,288,141
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.951001        0.772355         106,288
  01/01/02 to 12/31/02....................................    0.772355        0.524510         148,841
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.136835        0.961260          24,037
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.929338        0.820440          81,714
  01/01/02 to 12/31/02....................................    0.820440        0.450730         134,696
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02..................................    1.119366        0.842621          26,727
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756576        0.606956          95,989
  01/01/02 to 12/31/02....................................    0.606956        0.293548          18,562
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02..................................    1.056950        0.878900           7,092
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.925002        0.844460          54,060
  01/01/02 to 12/31/02....................................    0.844460        0.731124         101,507
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.495493       10.129730          22,270
  01/01/02 to 12/31/02....................................   10.129730        7.493288         102,806
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.790110        7.534636          39,554
  01/01/02 to 12/31/02....................................    7.534636        6.024514         178,521
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.435610        1.320522          93,775
  01/01/02 to 12/31/02....................................    1.320522        1.046693         166,626

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.
(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.
(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Money Market Subaccount
  07/02/01* to 12/31/01................................    2.008368        2.014105          220,232
  01/01/02 to 12/31/02.................................    2.014105        1.998209          272,112
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01................................    1.081307        1.109401           23,997
  01/01/02 to 12/31/02.................................    1.109401        1.196141           75,524
Salomon Brothers Strategic Bond Opportunities
  Subaccount
  07/02/01* to 12/31/01................................    1.496872        1.527313           18,898
  01/01/02 to 12/31/02.................................    1.527313        1.638061          156,100
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01................................    1.382767        1.420421           81,484
  01/01/02 to 12/31/02.................................    1.420421        1.499189          307,626
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01................................    3.439469        3.553986           59,043
  01/01/02 to 12/31/02.................................    3.553986        3.770058          143,354
Balanced Subaccount
  07/02/01* to 12/31/01................................    1.445146        1.415210           68,427
  01/01/02 to 12/31/02.................................    1.415210        1.197389          308,024
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01................................    2.881346        2.624517           12,874
  01/01/02 to 12/31/02.................................    2.624517        1.718302           51,854
Davis Venture Value Subaccount
  07/02/01* to 12/31/01................................    2.687376        2.542631          121,352
  01/01/02 to 12/31/02.................................    2.542631        2.080804          313,036
FI Structured Equity Subaccount
  07/02/01* to 12/31/01................................    2.484860        2.249728           46,359
  01/01/02 to 12/31/02.................................    2.249728        1.774645          165,117
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.161613        0.949262           25,941
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01................................    3.560497        3.289369           24,005
  01/01/02 to 12/31/02.................................    3.289369        2.499437           95,818
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01................................    0.884152        0.817401               --
  01/01/02 to 12/31/02.................................    0.817401        0.639349              113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01................................    0.964571        0.863239           11,616
  01/01/02 to 12/31/02.................................    0.863239        0.641635           43,565
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01................................    0.570788        0.487817          182,320
  01/01/02 to 12/31/02.................................    0.487817        0.339798          201,314
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01................................    6.410958        5.839478            4,566
  01/01/02 to 12/31/02.................................    5.839478        4.221459           16,215

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02...............................    1.000000        0.789493              100
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02...............................    1.000000        0.807384              100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01................................    2.398010        2.505512           34,665
  01/01/02 to 12/31/02.................................    2.505512        2.236317          277,772
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01................................    1.834666        1.507971               --
  01/01/02 to 12/31/02.................................    1.507971        1.047386           17,205
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01................................    1.045247        1.021402           58,568
  01/01/02 to 12/31/02.................................    1.021402        0.850324           96,070
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01................................    1.528486        1.475020            5,550
  01/01/02 to 12/31/02.................................    1.475020        1.303124            5,590
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.952829        0.876471           83,475
  01/01/02 to 12/31/02.................................    0.876471        0.618498          139,280
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01................................    2.282672        2.154067           15,539
  01/01/02 to 12/31/02.................................    2.154067        1.655242           51,749
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01................................    1.200603        1.164168           41,306
  01/01/02 to 12/31/02.................................    1.164168        0.906279           77,389
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01................................    1.420982        1.386570           30,583
  01/01/02 to 12/31/02.................................    1.386570        1.067605          234,686
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01................................    0.930958        0.836883            6,859
  01/01/02 to 12/31/02.................................    0.836883        0.683153           42,456
Putnam International Stock Subaccount
  07/02/01* to 12/31/01................................    1.186338        1.080839           10,065
  01/01/02 to 12/31/02.................................    1.080839        0.873150           37,534
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01................................    1.324949        1.328735            5,256
  01/01/02 to 12/31/02.................................    1.328735        1.295604           41,947
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01................................    1.005452        1.048307               --
  01/01/02 to 12/31/02.................................    1.048307        1.123611          142,585
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01................................    0.950839        0.771837          107,551
  01/01/02 to 12/31/02.................................    0.771837        0.523633          211,745
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02...............................    1.136200        0.960080            5,923
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01................................    0.928979        0.819713           24,117
  01/01/02 to 12/31/02.................................    0.819713        0.449879           92,081
Met/AIM Small Cap Growth Subaccount
  05/01/02** to 12/31/02...............................    1.118741        0.841586           34,441
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01................................    0.756284        0.606417           16,536
  01/01/02 to 12/31/02.................................    0.606417        0.292993           65,868
Harris Oakmark International Subaccount -- Class E(2)
  05/01/02** to 12/31/02...............................    1.056359        0.877821               95
MFS Research International Subaccount
  07/02/01* to 12/31/01................................    0.924647        0.843713            5,957
  01/01/02 to 12/31/02.................................    0.843713        0.729747           46,061
American Funds Growth Subaccount
  07/02/01* to 12/31/01................................   11.297123        9.949944           16,083
  01/01/02 to 12/31/02.................................    9.949944        7.352922           66,881
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01................................    7.655703        7.400937            9,338
  01/01/02 to 12/31/02.................................    7.400937        5.911686           41,859
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01................................    1.431058        1.315676            2,408
  01/01/02 to 12/31/02.................................    1.315676        1.041808           38,659

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.
(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.
(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Money Market Subaccount
  07/02/01 to 12/31/01....................................    1.990512       1.995700             --
  01/01/02 to 12/31/02....................................    1.995700       1.978959          2,170
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/01* to 12/31/01...................................    1.079877       1.107657             --
  01/01/02 to 12/31/02....................................    1.107657       1.193664             93
Salomon Brothers Strategic Bond Opportunities Subaccount
  07/02/01* to 12/31/01...................................    1.491886       1.521846             --
  01/01/02 to 12/31/02....................................    1.521846       1.631381             67
Salomon Brothers U.S. Government Subaccount
  07/02/01* to 12/31/01...................................    1.378161       1.415336             --
  01/01/02 to 12/31/02....................................    1.415336       1.493076          2,882
State Street Research Bond Income Subaccount
  07/02/01* to 12/31/01...................................    3.408891       3.521512             --
  01/01/02 to 12/31/02....................................    3.521512       3.733743             29
Balanced Subaccount
  07/02/01* to 12/31/01...................................    1.440332       1.410144             --
  01/01/02 to 12/31/02....................................    1.410144       1.192506          3,587
Alger Equity Growth Subaccount
  07/02/01* to 12/31/01...................................    2.871750       2.615123             --
  01/01/02 to 12/31/02....................................    2.615123       1.711293             35
Davis Venture Value Subaccount
  07/02/01* to 12/31/01...................................    2.678428       2.533532             --
  01/01/02 to 12/31/02....................................    2.533532       2.072320             37
FI Structured Equity Subaccount
  07/02/01* to 12/31/01...................................    2.474725       2.239991             --
  01/01/02 to 12/31/02....................................    2.239991       1.766080             40
Harris Oakmark Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.159596       0.947296             86
MetLife Stock Index Subaccount
  07/02/01* to 12/31/01...................................    3.540662       3.270228             --
  01/01/02 to 12/31/02....................................    3.270228       2.483647             28
MFS Investors Trust Subaccount
  07/02/01* to 12/31/01...................................    0.883191       0.816308             --
  01/01/02 to 12/31/02....................................    0.816308       0.638175            113
MFS Research Managers Subaccount
  07/02/01* to 12/31/01...................................    0.963522       0.862084             --
  01/01/02 to 12/31/02....................................    0.862084       0.640456            104
Met/Putnam Voyager Subaccount
  07/02/01* to 12/31/01...................................    0.570453       0.487409             --
  01/01/02 to 12/31/02....................................    0.487409       0.339344            175
State Street Research Investment Trust Subaccount
  07/02/01* to 12/31/01...................................    6.353418       5.785620             --
  01/01/02 to 12/31/02....................................    5.785620       4.180429             16

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
State Street Research Large Cap Value Subaccount
  05/01/02** to 12/31/02..................................    1.000000       0.789229          5,415
FI Mid Cap Opportunities Subaccount
  05/01/02** to 12/31/02..................................    1.000000       0.807114            100
Harris Oakmark Focused Value Subaccount
  07/02/01* to 12/31/01...................................    2.388226       2.494667             --
  01/01/02 to 12/31/02....................................    2.494667       2.225523             42
Janus Mid Cap Subaccount
  07/02/01* to 12/31/01...................................    1.830692       1.504328             --
  01/01/02 to 12/31/02....................................    1.504328       1.044332             55
MetLife Mid Cap Stock Index Subaccount
  07/02/01* to 12/31/01...................................    1.044728       1.020640             --
  01/01/02 to 12/31/02....................................    1.020640       0.849265             96
Neuberger Berman Mid Cap Value Subaccount
  07/02/01* to 12/31/01...................................    1.526466       1.472702             --
  01/01/02 to 12/31/02....................................    1.472702       1.300425             66
Franklin Templeton Small Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.952748       0.876178             --
  01/01/02 to 12/31/02....................................    0.876178       0.617981            105
Loomis Sayles Small Cap Subaccount
  07/02/01* to 12/31/01...................................    2.274500       2.145819             --
  01/01/02 to 12/31/02....................................    2.145819       1.648078             44
Russell 2000 Index Subaccount
  07/02/01* to 12/31/01...................................    1.199015       1.162338             --
  01/01/02 to 12/31/02....................................    1.162338       0.904401             83
State Street Research Aurora Subaccount
  07/02/01* to 12/31/01...................................    1.420278       1.385537             --
  01/01/02 to 12/31/02....................................    1.385537       1.066275             70
Morgan Stanley EAFE Index Subaccount
  07/02/01* to 12/31/01...................................    0.929727       0.835567             --
  01/01/02 to 12/31/02....................................    0.835567       0.681737            108
Putnam International Stock Subaccount
  07/02/01* to 12/31/01...................................    1.180315       1.075083             --
  01/01/02 to 12/31/02....................................    1.075083       0.868065             85
Lord Abbett Bond Debenture Subaccount
  07/02/01* to 12/31/01...................................    1.321527       1.324973             --
  01/01/02 to 12/31/02....................................    1.324973       1.291289             76
PIMCO Total Return Portfolio Subaccount
  07/02/01* to 12/31/01...................................    1.005260       1.048192             --
  01/01/02 to 12/31/02....................................    1.048192       1.122926             99
Janus Aggressive Growth Subaccount(1)
  07/02/01* to 12/31/01...................................    0.950758       0.771578             --
  01/01/02 to 12/31/02....................................    0.771578       0.523195            105
Met/AIM Mid Cap Core Equity Subaccount
  05/01/02** to 12/31/02..................................    1.135883       0.959490             88
T. Rowe Price Mid-Cap Growth Subaccount
  07/02/01* to 12/31/01...................................    0.928800       0.819350             --
  01/01/02 to 12/31/02....................................    0.819350       0.449454            108

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Subaccount
  05/01/01** to 12/31/02..................................    1.118428       0.841069             89
PIMCO Innovation Subaccount
  07/02/01* to 12/31/01...................................    0.756138       0.606148             --
  01/01/02 to 12/31/02....................................    0.606148       0.292717            132
Harris Oakmark International Subaccount -- Class E(2)
  05/02/02** to 12/31/02..................................    1.056063       0.877282             95
MFS Research International Subaccount
  07/02/01* to 12/31/01...................................    0.924469       0.843341             --
  01/01/02 to 12/31/02....................................    0.843341       0.729059            108
American Funds Growth Subaccount
  07/02/01* to 12/31/01...................................   11.199225       9.861251             --
  01/01/02 to 12/31/02....................................    9.861251       7.283728              9
American Funds Growth -- Income Subaccount
  07/02/01* to 12/31/01...................................    7.589371       7.334979             --
  01/01/02 to 12/31/02....................................    7.334979       5.856067             13
American Funds Global Small Capitalization Subaccount
  07/02/01* to 12/31/01...................................    1.428787       1.313260             --
  01/01/02 to 12/31/02....................................    1.313260       1.039374             70

------------
 * Date on which the Contract first became available.

** Date on which the Subaccount first became available.

(1) On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Portfolio is based on the May 1, 2001 inception of the Janus Growth Portfolio, and reflects the performance of the Janus Growth Portfolio through the date of the merger.

(2) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003. Contracts issued on or after that date will offer Class B shares, which impose a 12b-1 distribution fee.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account
     --- ------ -- -------- ----- ----- --- --- -------- ---- --- ----- -------
is limited to the greater of: 25% of the Contract Value in the Fixed Account on
-- ------- -- --- ------- --- --- -- --- -------- ----- -- --- ----- ------- --
the most recent Contract Anniversary, and the amount of Contract Value that was
--- ---- ------ -------- ------------ --- --- ------ -- -------- ----- ---- ---
transferred from the Fixed Account in the previous Contract Year (amounts
----------- ---- --- ----- ------- -- --- -------- -------- ---- --------
transferred under a DCA program are not included), except with our consent.
----------- ----- - --- ------- --- --- ---------- ------ ---- --- --------
However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would not be less than the minimum rate required by your state (for Contracts issued prior to May 1, 2003, this rate will not be less than 3%); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                                    EXPERTS

     The financial statements of New England Variable Annuity Separate Account of New England Life insurance Company ("NELICO") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                   APPENDIX A

                     ADVERTISING AND PROMOTIONAL LITERATURE

     Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers or its affiliates, such as State Street Research & Management Company.

     NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Fund.

     References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of the Metropolitan Fund, the Met Investors Series or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc and Putnam Investment Management, LLC.

     NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

      -- Specific and general assessments and forecasts regarding the U.S. economy, world economies, the economics of specific nations and their impact on the Series

      -- Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

      -- Specific and general investment philosophies, strategies, processes, techniques and types of analysis

      -- Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

      -- The corporate histories, founding dates and names of founders of the entities

      --  Awards, honors and recognition given to the firms

      -- The names of those with ownership interest and the percentage of ownership

      -- The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

      -- Current capitalization, levels of profitability and other financial and statistical information

      -- Identification of portfolio managers, researchers, economists, principals and other staff members and employees

      -- The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

      --  Current and historical statistics about:

     - total dollar amount of assets managed
     - MetLife Advisers assets managed in total and/or by Series or Portfolio
     - the growth of assets
     - asset types managed
     - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
     - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

      -- The general and specific strategies applied by the advisers in the management of the Metropolitan Fund's portfolios including, but not limited to:

      - the pursuit of growth, value, income oriented, risk management or other strategies
      - the manner and degree to which the strategy is pursued
      - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
      - the types and characteristics of investments sought and specific portfolio holdings

      - the actual or potential impact and result from strategy implementation
      - through its own areas of expertise and operations, the value added by subadvisers to the management process
      - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management
      - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' efforts to identify overvalued and undervalued issues.

      -- Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than the Eligible Funds of the Metropolitan Fund, Met Investors Series or American Funds Insurance Series, and those families of funds. Any such references will indicate that the Metropolitan Fund, Met Investors Series or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds' adviser and subadvisers, including but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

     In addition, promotional materials may include:

     New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.

     Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

     References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

      -- Specific and general reference to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.

      -- Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

      -- Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) or retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

      - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans.
      - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs.

      -- Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) or retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      - increased employee retention
      - reinforcement or creation of morale
      - deductibility of contributions for participants
      - deductibility of expenses for employers
      - tax deferred growth, including illustrations and charts
      - loan features and exchanges among accounts
      - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

      -- Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investment in NELICO's 401(k) and retirement plans, including, but not limited to:

      - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
      - broad choice of investment options and competitive fees
      - plan sponsor and participant statements and notices
      - the plan prototype, summary descriptions and board resolutions
      - plan design and customized proposals
      - trusteeship, record keeping and administration
      - the services of State Street Bank, including, but not limited to, trustee services and tax reporting
      - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, and participant 800 numbers and participant 401(k) statements
      - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

      -- Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      - access to expertise on investments
      - assistance in interpreting past, present and future market trends and economic events
      - providing information to clients including participants during enrollment and on an ongoing basis after participation
      - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 INDEPENDENT AUDITORS' REPORT

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying fund managers and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising New England Variable Annuity Separate Account of New England Life Insurance Company as of December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Tampa, Florida

April 10, 2003

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002

                                                                                  ZENITH FUND
                                              -----------------------------------------------------------------------------------
                                               STATE STREET           STATE STREET           STATE STREET           STATE STREET
                                                 RESEARCH               RESEARCH               RESEARCH               RESEARCH
                                               BOND INCOME            BOND INCOME            MONEY MARKET           MONEY MARKET
                                                 CLASS A                CLASS B                CLASS A                CLASS B
                                                PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                              --------------         --------------         --------------         --------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
State Street Research Bond Income Class A
 Portfolio
 (1,187,002 shares; cost $129,265,750)......  $  133,822,604         $           --         $          --          $           --
State Street Research Bond Income Class B
 Portfolio
 (426,309 shares; cost $46,191,642).........              --             47,678,357                    --                      --
State Street Research Money Market Class A
 Portfolio
 (1,001,108 shares; cost $100,110,768)......              --                     --           100,110,770                      --
State Street Research Money Market Class B
 Portfolio
 (571,834 shares; cost $57,183,363).........              --                     --                    --              57,183,411
Harris Oakmark Focused Value Class A
 Portfolio
 (628,874 shares; cost $100,909,023)........              --                     --                    --                      --
Harris Oakmark Focused Value Class E
 Portfolio
 (346,892 shares; cost $61,214,696).........              --                     --                    --                      --
FI Structured Equity Class A Portfolio
 (709,533 shares; cost $147,163,826)........              --                     --                    --                      --
FI Structured Equity Class E Portfolio
 (36,144 shares; cost $5,154,737)...........              --                     --                    --                      --
Loomis Sayles Small Cap Class A Portfolio
 (587,578 shares; cost $109,979,173)........              --                     --                    --                      --
Loomis Sayles Small Cap Class E Portfolio
 (65,986 shares; cost $10,405,426)..........              --                     --                    --                      --
Salomon Brothers U.S. Government Class A
 Portfolio
 (5,961,094 shares; cost $70,002,466).......              --                     --                    --                      --
Salomon Brothers U.S. Government Class E
 Portfolio
 (3,387,570 shares; cost $40,928,084).......              --                     --                    --                      --
Salomon Brothers Strategic Bond
 Opportunities Class A Portfolio
 (5,883,066 shares; cost $68,473,475).......              --                     --                    --                      --
Salomon Brothers Strategic Bond
 Opportunities Class E Portfolio
 (1,627,371 shares; cost $18,040,877).......              --                     --                    --                      --
Loomis Sayles Balanced Class A Portfolio
 (5,800,968 shares; cost $84,968,260).......              --                     --                    --                      --
Loomis Sayles Balanced Class E Portfolio
 (908,986 shares; cost $10,246,390).........              --                     --                    --                      --
Alger Equity Growth Class A Portfolio
 (11,122,387 shares; cost $303,511,418).....              --                     --                    --                      --
Alger Equity Growth Class E Portfolio
 (1,103,916 shares; cost $19,097,910).......              --                     --                    --                      --
Davis Venture Value Class A Portfolio
 (11,167,496 shares; cost $276,370,355).....              --                     --                    --                      --
Davis Venture Value Class E Portfolio
 (2,535,014 shares; cost $53,837,734).......              --                     --                    --                      --
MFS Investors Trust Class A Portfolio
 (1,427,366 shares; cost $13,956,068).......              --                     --                    --                      --
MFS Investors Trust Class E Portfolio
 (452,414 shares; cost $3,473,887)..........              --                     --                    --                      --
MFS Research Managers Class A Portfolio
 (2,353,274 shares; cost $24,879,098).......              --                     --                    --                      --
MFS Research Managers Class E Portfolio
 (247,028 shares; cost $1,936,541)..........              --                     --                    --                      --
FI Mid Cap Opportunities Portfolio
 (97,817 shares; cost $787,708).............              --                     --                    --                      --
                                              --------------         --------------         --------------         --------------
Total Investments...........................     133,822,604             47,678,357           100,110,770              57,183,411
Cash and Accounts Receivable................              --                 94,321             2,081,165                  68,343
                                              --------------         --------------         --------------         --------------
Total Assets................................     133,822,604             47,772,678           102,191,935              57,251,754
LIABILITIES:
Due to New England Life Insurance Company...         444,838                     --                    --                      --
                                              --------------         --------------         --------------         --------------
NET ASSETS..................................  $  133,377,766         $   47,772,678         $ 102,191,935          $   57,251,754
                                              ==============         ==============         ==============         ==============
Units Outstanding (In Thousands)............          30,238                 11,352                43,698                  26,043
Unit Value..................................  $3.66 to $4.44         $3.66 to $4.44         $1.94 to $2.35         $1.94 to $2.35

                       See Notes to Financial Statements

                                                       ZENITH FUND
--------------------------------------------------------------------------------------------------------------------------
                                            FI               FI             LOOMIS           LOOMIS
    HARRIS OAKMARK   HARRIS OAKMARK     STRUCTURED       STRUCTURED      SAYLES SMALL     SAYLES SMALL    SALOMON BROTHERS
    FOCUSED VALUE    FOCUSED VALUE        EQUITY           EQUITY            CAP              CAP         U.S. GOVERNMENT
       CLASS A          CLASS E          CLASS A          CLASS E          CLASS A          CLASS E           CLASS A
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
    --------------   --------------   --------------   --------------   --------------   --------------   ----------------
    $          --    $          --    $           --   $           --   $           --   $           --    $           --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
      106,487,200               --                --               --               --               --                --
               --       58,354,131                --               --               --               --                --
               --               --        88,620,624               --               --               --                --
               --               --                --        4,505,654               --               --                --
               --               --                --               --       81,614,525               --                --
               --               --                --               --               --        9,148,894                --
               --               --                --               --               --               --        73,559,901
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
               --               --                --               --               --               --                --
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
      106,487,200       58,354,131        88,620,624        4,505,654       81,614,525        9,148,894        73,559,901
               --           51,240                --            7,045               --           39,138                --
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
      106,487,200       58,405,371        88,620,624        4,512,699       81,614,525        9,188,032        73,559,901
          109,777               --            76,562               --           99,822               --           102,828
    --------------   --------------   --------------   --------------   --------------   --------------    --------------
    $ 106,377,423    $  58,405,371    $   88,544,062   $    4,512,699   $   81,514,703   $    9,188,032    $   73,457,073
    ==============   ==============   ==============   ==============   ==============   ==============    ==============
           44,391           24,717            46,572            2,422           46,317            5,278            46,244
    $2.20 to $2.42   $2.20 to $2.42   $1.75 to $1.92   $1.75 to $1.92   $1.63 to $1.77   $1.63 to $1.77    $1.48 to $1.60

       ZENITH FUND
---  ----------------

     SALOMON BROTHERS
     U.S. GOVERNMENT
         CLASS E
        PORTFOLIO
     ----------------
      $           --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
          41,734,865
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
                  --
      --------------
          41,734,865
              56,611
      --------------
          41,791,476
                  --
      --------------
      $   41,791,476
      ==============
              26,665
      $1.48 to $1.60

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

AT DECEMBER 31, 2002

                                                                                ZENITH FUND
                                          ---------------------------------------------------------------------------------------
                                          SALOMON BROTHERS         SALOMON BROTHERS             LOOMIS                 LOOMIS
                                           STRATEGIC BOND           STRATEGIC BOND              SAYLES                 SAYLES
                                           OPPORTUNITIES            OPPORTUNITIES              BALANCED               BALANCED
                                              CLASS A                  CLASS E                 CLASS A                CLASS E
                                             PORTFOLIO                PORTFOLIO               PORTFOLIO              PORTFOLIO
                                          ----------------         ----------------         --------------         --------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
State Street Research Bond Income Class
 A Portfolio
 (1,187,002 shares; cost
 $129,265,750)..........................   $           --           $           --          $           --         $           --
State Street Research Bond Income Class
 B Portfolio
 (426,309 shares; cost $46,191,642).....               --                       --                      --                     --
State Street Research Money Market Class
 A Portfolio
 (1,001,108 shares; cost
 $100,110,768)..........................               --                       --                      --                     --
State Street Research Money Market Class
 B Portfolio
 (571,834 shares; cost $57,183,363).....               --                       --                      --                     --
Harris Oakmark Focused Value Class A
 Portfolio
 (628,874 shares; cost $100,909,023)....               --                       --                      --                     --
Harris Oakmark Focused Value Class E
 Portfolio
 (346,892 shares; cost $61,214,696).....               --                       --                      --                     --
FI Structured Equity Class A Portfolio
 (709,533 shares; cost $147,163,826)....               --                       --                      --                     --
FI Structured Equity Class E Portfolio
 (36,144 shares; cost $5,154,737).......               --                       --                      --                     --
Loomis Sayles Small Cap Class A
 Portfolio
 (587,578 shares; cost $109,979,173)....               --                       --                      --                     --
Loomis Sayles Small Cap Class E
 Portfolio
 (65,986 shares; cost $10,405,426)......               --                       --                      --                     --
Salomon Brothers U.S. Government Class A
 Portfolio
 (5,961,094 shares; cost $70,002,466)...               --                       --                      --                     --
Salomon Brothers U.S. Government Class E
 Portfolio
 (3,387,570 shares; cost $40,928,084)...               --                       --                      --                     --
Salomon Brothers Strategic Bond
 Opportunities Class A Portfolio
 (5,883,066 shares; cost $68,473,475)...       67,302,274                       --                      --                     --
Salomon Brothers Strategic Bond
 Opportunities Class E Portfolio
 (1,627,371 shares; cost $18,040,877)...               --               18,584,587                      --                     --
Loomis Sayles Balanced Class A Portfolio
 (5,800,968 shares; cost $84,968,260)...               --                       --              61,026,186                     --
Loomis Sayles Balanced Class E Portfolio
 (908,986 shares; cost $10,246,390).....               --                       --                      --              9,535,268
Alger Equity Growth Class A Portfolio
 (11,122,387 shares; cost
 $303,511,418)..........................               --                       --                      --                     --
Alger Equity Growth Class E Portfolio
 (1,103,916 shares; cost $19,097,910)...               --                       --                      --                     --
Davis Venture Value Class A Portfolio
 (11,167,496 shares; cost
 $276,370,355)..........................               --                       --                      --                     --
Davis Venture Value Class E Portfolio
 (2,535,014 shares; cost $53,837,734)...               --                       --                      --                     --
MFS Investors Trust Class A Portfolio
 (1,427,366 shares; cost $13,956,068)...               --                       --                      --                     --
MFS Investors Trust Class E Portfolio
 (452,414 shares; cost $3,473,887)......               --                       --                      --                     --
MFS Research Managers Class A Portfolio
 (2,353,274 shares; cost $24,879,098)...               --                       --                      --                     --
MFS Research Managers Class E Portfolio
 (247,028 shares; cost $1,936,541)......               --                       --                      --                     --
FI Mid Cap Opportunities Portfolio
 (97,817 shares; cost $787,708).........               --                       --                      --                     --
                                           --------------           --------------          --------------         --------------
Total Investments.......................       67,302,274               18,584,587              61,026,186              9,535,268
Cash and Accounts Receivable............               --                   78,185                      --                  9,283
                                           --------------           --------------          --------------         --------------
Total Assets............................       67,302,274               18,662,772              61,026,186              9,544,551
LIABILITIES:
Due to New England Life Insurance
 Company................................           86,143                       --                  62,843                     --
                                           --------------           --------------          --------------         --------------
NET ASSETS..............................   $   67,216,131           $   18,662,772          $   60,963,343         $    9,544,551
                                           ==============           ==============          ==============         ==============
Units Outstanding (In Thousands)........           38,709                   10,844                  47,999                  7,622
Unit Value..............................   $1.62 to $1.75           $1.62 to $1.75          $1.18 to $1.28         $1.18 to $1.28

                       See Notes to Financial Statements

                                                      ZENITH FUND
------------------------------------------------------------------------------------------------------------------------
                                          DAVIS            DAVIS             MFS              MFS              MFS
     ALGER EQUITY     ALGER EQUITY       VENTURE          VENTURE         INVESTORS        INVESTORS         RESEARCH
        GROWTH           GROWTH           VALUE            VALUE            TRUST            TRUST           MANAGERS
       CLASS A          CLASS E          CLASS A          CLASS E          CLASS A          CLASS E          CLASS A
      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $           --   $           --   $           --   $           --   $           --   $           --   $           --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
       154,156,289               --               --               --               --               --               --
                --       15,211,966               --               --               --               --               --
                --               --      216,537,745               --               --               --               --
                --               --               --       49,001,812               --               --               --
                --               --               --               --        9,720,363               --               --
                --               --               --               --               --        3,080,940               --
                --               --               --               --               --               --       16,119,923
                --               --               --               --               --               --               --
                --               --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
       154,156,289       15,211,966      216,537,745       49,001,812        9,720,363        3,080,940       16,119,923
                --           11,086               --          107,005          155,686           22,275               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
       154,156,289       15,223,052      216,537,745       49,108,817        9,876,049        3,103,215       16,119,923
           258,741               --          335,640               --               --               --          171,740
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $  153,897,548   $   15,223,052   $  216,202,105   $   49,108,817   $    9,876,049   $    3,103,215   $   15,948,183
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
            84,559            8,451           97,980           22,521           15,089            4,717           24,240
    $1.70 to $1.83   $1.70 to $1.83   $2.06 to $2.22   $2.06 to $2.22   $0.64 to $0.66   $0.64 to $0.66   $0.64 to $0.66

              ZENITH FUND
---  ------------------------------
          MFS
        RESEARCH           FI
        MANAGERS         MID CAP
        CLASS E       OPPORTUNITIES
       PORTFOLIO        PORTFOLIO
     --------------   -------------
     $           --     $     --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
                 --           --
          1,684,728           --
                 --      800,141
     --------------     --------
          1,684,728      800,141
                 --           --
     --------------     --------
          1,684,728      800,141
                597        1,199
     --------------     --------
     $    1,684,131     $798,942
     ==============     ========
              2,572          987
     $0.64 to $0.66     $   0.81

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002

                                                                               METROPOLITAN FUND
                                               ----------------------------------------------------------------------------------
                                                                                     PUTNAM           PUTNAM        STATE STREET
                                                PUTNAM LARGE     PUTNAM LARGE    INTERNATIONAL    INTERNATIONAL       RESEARCH
                                                 CAP GROWTH       CAP GROWTH         STOCK            STOCK            AURORA
                                                  CLASS A          CLASS E          CLASS A          CLASS E          CLASS A
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               --------------   --------------   --------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Putnam Large Cap Growth Class A Portfolio
 (2,123,739 shares; cost $14,263,816)........  $   7,624,221    $          --    $           --   $           --   $           --
Putnam Large Cap Growth Class E Portfolio
 (847,811 shares; cost $3,582,927)...........             --        3,035,161                --               --               --
Putnam International Stock Class A Portfolio
 (5,937,957 shares; cost $57,888,145)........             --               --        46,078,542               --               --
Putnam International Stock Class E Portfolio
 (1,815,199 shares; cost $14,814,922)........             --               --                --       13,995,185               --
State Street Research Aurora Class A
 Portfolio (2,705,639 shares; cost
 $37,807,100)................................             --               --                --               --       29,951,421
State Street Research Aurora Class E
 Portfolio (3,409,991 shares; cost
 $44,033,090)................................             --               --                --               --               --
Janus Mid Cap Portfolio (760,063 shares; cost
 $10,876,033)................................             --               --                --               --               --
Russell 2000 Index Class B Portfolio
 (1,398,646 shares; cost $13,094,069)........             --               --                --               --               --
MetLife Stock Index Class B Portfolio
 (1,307,089 shares; cost $35,680,373)........             --               --                --               --               --
Franklin Templeton Small Cap Growth Class B
 Portfolio (1,346,767 shares; cost
 $10,299,931)................................             --               --                --               --               --
Neuberger Berman Partners Mid Cap Value Class
 B Portfolio (663,852 shares; cost
 $8,887,665).................................             --               --                --               --               --
Harris Oakmark Large Cap Value Class E
 Portfolio (724,164 shares; cost
 $7,044,206).................................             --               --                --               --               --
State Street Research Large Cap Value Class E
 Portfolio (215,483 shares; cost
 $1,744,206).................................             --               --                --               --               --
Lehman Brothers Aggregate Bond Index Class B
 Portfolio (3,525,661 shares; cost
 $37,009,290)................................             --               --                --               --               --
Morgan Stanley EAFE Index Class B Portfolio
 (1,202,683 shares; cost $9,420,605).........             --               --                --               --               --
MetLife Mid Cap Stock Index Class B Portfolio
 (1,216,835 shares; cost $11,985,690)........             --               --                --               --               --
Janus Growth Class B Portfolio (966,269
 shares; cost $6,364,220)....................             --               --                --               --               --
State Street Research Investment Trust Class
 B Portfolio (332,560 shares; cost
 $7,454,177).................................             --               --                --               --               --
MET INVESTORS FUND
MFS Research International Class B Portfolio
 (988,356 shares; cost $7,909,492)...........             --               --                --               --               --
MFS Mid Cap Growth Class B Portfolio
 (1,278,690 shares; cost $7,706,760).........             --               --                --               --               --
PIMCO Total Return Class B Portfolio
 (8,651,550 shares; cost $93,110,838)........             --               --                --               --               --
PIMCO Innovation Class B Portfolio (922,773
 shares; cost $3,704,877)....................             --               --                --               --               --
Lord Abbett Bond Debenture Class B Portfolio
 (1,458,285 shares; cost $15,157,616)........             --               --                --               --               --
Met/AIM Mid Cap Core Equity Class B Portfolio
 (201,432 shares; cost $2,012,658)...........             --               --                --               --               --
Met/AIM Small Cap Growth Class B Portfolio
 (221,538 shares; cost $2,014,133)...........             --               --                --               --               --
State Street Research Concentrated
 International Class E Portfolio (82,603
 shares; cost $734,249)......................                              --                --               --               --
AMERICAN FUND
American Funds Growth Class B Portfolio
 (2,164,605 shares; cost $82,645,612)........             --                                 --               --               --
American Funds Growth-Income Class B
 Portfolio (2,751,142 shares; cost
 $79,488,734)................................             --               --                                 --               --
American Funds Global Small Cap Class B
 Portfolio (1,299,262 shares; cost
 $13,717,056)................................             --               --                --                                --
                                               --------------   --------------   --------------   --------------   --------------
Total Investments............................      7,624,221        3,035,161        46,078,542       13,995,185       29,951,421
Cash and Accounts Receivable.................             --               --                --           38,557               --
                                               --------------   --------------   --------------   --------------   --------------
Total Assets.................................      7,624,221        3,035,161        46,078,542       14,033,742       29,951,421
LIABILITIES:
Due to New England Life Insurance Company....          8,480              176            62,028               --          100,107
                                               --------------   --------------   --------------   --------------   --------------
NET ASSETS...................................  $   7,615,741    $   3,034,985    $   46,016,514   $   14,033,742   $   29,851,314
                                               ==============   ==============   ==============   ==============   ==============
Units Outstanding (In Thousands).............         22,021            8,801            48,490           14,991           27,477
Unit Value...................................  $0.34 to $0.35   $0.34 to $0.35   $0.86 to $0.96   $0.86 to $0.96   $1.06 to $1.09

                       See Notes to Financial Statements

                                                        METROPOLITAN FUND
----------------------------------------------------------------------------------------------------------------------------------
     STATE STREET
       RESEARCH                                                                                  NEUBERGER
        AURORA                         RUSSELL 2000    METLIFE STOCK    FRANKLIN TEMPLETON    BERMAN PARTNERS     HARRIS OAKMARK
       CLASS E         JANUS MID      INDEX CLASS B    INDEX CLASS B     SMALL CAP GROWTH      MID CAP VALUE      LARGE CAP VALUE
      PORTFOLIO      CAP PORTFOLIO      PORTFOLIO        PORTFOLIO      CLASS B PORTFOLIO    CLASS B PORTFOLIO   CLASS E PORTFOLIO
     ------------    --------------   --------------   --------------   ------------------   -----------------   -----------------
    $           --   $           --   $           --   $           --     $           --       $           --      $           --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
        37,646,300               --               --               --                 --                   --                  --
                --        7,805,850               --               --                 --                   --                  --
                --               --       11,412,954               --                 --                   --                  --
                --               --               --       29,958,478                 --                   --                  --
                --               --               --               --          8,605,843                   --                  --
                --               --               --               --                 --            8,424,285                  --
                --               --               --               --                 --                   --           6,944,730
                --               --               --               --                 --                   --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
                --               --               --               --                 --                   --                  --
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
        37,646,300        7,805,850       11,412,954       29,958,478          8,605,843            8,424,285           6,944,730
            41,553               --               --               --              8,720                   --                  --
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
        37,687,853        7,805,850       11,412,954       29,958,478          8,614,563            8,424,285           6,944,730
                --              209            7,228          191,064                 --                5,316               3,239
    --------------   --------------   --------------   --------------     --------------       --------------      --------------
    $   37,687,853   $    7,805,641   $   11,405,726   $   29,767,414     $    8,614,563       $    8,418,969      $    6,941,491
    ==============   ==============   ==============   ==============     ==============       ==============      ==============
            34,793            7,213           12,285           11,103             13,799                6,309               7,146
    $1.06 to $1.09   $1.04 to $1.10   $0.93 to $0.94   $2.45 to $2.77     $0.62 to $0.63       $1.30 to $1.35      $0.94 to $0.98

              METROPOLITAN FUND
---  -----------------------------------

       STATE STREET      LEHMAN BROTHERS
      RESEARCH LARGE     AGGREGATE BOND
         CAP VALUE        INDEX CLASS B
     CLASS E PORTFOLIO      PORTFOLIO
     -----------------   ---------------
         $       --      $           --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
          1,713,088                  --
                 --          38,923,299
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
                 --                  --
         ----------      --------------
          1,713,088          38,923,299
                 --                  --
         ----------      --------------
          1,713,088          38,923,299
              1,427              31,570
         ----------      --------------
         $1,711,661      $   38,891,729
         ==========      ==============
              2,161              31,759
         $     0.79      $1.19 to $1.24

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)

AT DECEMBER 31, 2002

                                                                                                                        MET
                                                                     METROPOLITAN FUND                             INVESTORS FUND
                                            --------------------------------------------------------------------   --------------
                                                                                                                        MFS
                                                MORGAN        METLIFE MID         JANUS          STATE STREET         RESEARCH
                                             STANLEY EAFE      CAP STOCK          GROWTH           RESEARCH        INTERNATIONAL
                                            INDEX CLASS B    INDEX CLASS B       CLASS B       INVESTMENT TRUST       CLASS B
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO      CLASS B PORTFOLIO     PORTFOLIO
                                            --------------   --------------   --------------   -----------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Putnam Large Cap Growth Class A Portfolio
 (2,123,739 shares; cost $14,263,816).....  $           --   $          --    $           --    $           --     $           --
Putnam Large Cap Growth Class E Portfolio
 (847,811 shares; cost $3,582,927)........              --              --                --                --                 --
Putnam International Stock Class A
 Portfolio (5,937,957 shares; cost
 $57,888,145).............................              --              --                --                --                 --
Putnam International Stock Class E
 Portfolio (1,815,199 shares; cost
 $14,814,922).............................              --              --                --                --                 --
State Street Research Aurora Class A
 Portfolio (2,705,639 shares; cost
 $37,807,100).............................              --              --                --                --                 --
State Street Research Aurora Class E
 Portfolio (3,409,991 shares; cost
 $44,033,090).............................              --              --                --                --                 --
Janus Mid Cap Portfolio (760,063 shares;
 cost $10,876,033)........................              --              --                --                --                 --
Russell 2000 Index Class B Portfolio
 (1,398,646 shares; cost $13,094,069).....              --              --                --                --                 --
MetLife Stock Index Class B Portfolio
 (1,307,089 shares; cost $35,680,373).....              --              --                --                --                 --
Franklin Templeton Small Cap Growth Class
 B Portfolio (1,346,767 shares; cost
 $10,299,931).............................              --              --                --                --                 --
Neuberger Berman Partners Mid Cap Value
 Class B Portfolio (663,852 shares; cost
 $8,887,665)..............................              --              --                --                --                 --
Harris Oakmark Large Cap Value Class E
 Portfolio (724,164 shares; cost
 $7,044,206)..............................              --              --                --                --                 --
State Street Research Large Cap Value
 Class E Portfolio (215,483 shares; cost
 $1,744,206)..............................              --              --                --                --                 --
Lehman Brothers Aggregate Bond Index Class
 B Portfolio (3,525,661 shares; cost
 $37,009,290).............................              --              --                --                --                 --
Morgan Stanley EAFE Index Class B
 Portfolio (1,202,683 shares; cost
 $9,420,605)..............................       8,635,261              --                --                --                 --
MetLife Mid Cap Stock Index Class B
 Portfolio (1,216,835 shares; cost
 $11,985,690).............................              --      10,744,657                --                --                 --
Janus Growth Class B Portfolio (966,269
 shares; cost $6,364,220).................              --              --         5,227,515                --                 --
State Street Research Investment Trust
 Class B Portfolio (332,560 shares; cost
 $7,454,177)..............................              --              --                --         6,295,361                 --
MET INVESTORS FUND
MFS Research International Class B
 Portfolio (988,356 shares; cost
 $7,909,492)..............................              --              --                --                --          7,383,018
MFS Mid Cap Growth Class B Portfolio
 (1,278,690 shares; cost $7,706,760)......              --              --                --                --                 --
PIMCO Total Return Class B Portfolio
 (8,651,550 shares; cost $93,110,838).....              --              --                --                --                 --
PIMCO Innovation Class B Portfolio
 (922,773 shares; cost $3,704,877)........              --              --                --                --                 --
Lord Abbett Bond Debenture Class B
 Portfolio (1,458,285 shares; cost
 $15,157,616).............................              --              --                --                --                 --
Met/AIM Mid Cap Core Equity Class B
 Portfolio (201,432 shares; cost
 $2,012,658)..............................              --              --                --                --                 --
Met/AIM Small Cap Growth Class B Portfolio
 (221,538 shares; cost $2,014,133)........              --              --                --                --                 --
State Street Research Concentrated
 International Class E Portfolio (82,603
 shares; cost $734,249)...................              --              --                --                --                 --
AMERICAN FUND
American Funds Growth Class B Portfolio
 (2,164,605 shares; cost $82,645,612).....              --              --                --                --                 --
American Funds Growth-Income Class B
 Portfolio (2,751,142 shares; cost
 $79,488,734).............................              --              --                --                --                 --
American Funds Global Small Cap Class B
 Portfolio (1,299,262 shares; cost
 $13,717,056).............................              --              --                --                --                 --
                                            --------------   --------------   --------------    --------------     --------------
Total Investments.........................       8,635,261      10,744,657         5,227,515         6,295,361          7,383,018
Cash and Accounts Receivable..............              --              --                --                --                 --
                                            --------------   --------------   --------------    --------------     --------------
Total Assets..............................       8,635,261      10,744,657         5,227,515         6,295,361          7,383,018
LIABILITIES:
Due to New England Life Insurance
 Company..................................           3,842          74,775             1,798             8,798             34,641
                                            --------------   --------------   --------------    --------------     --------------
NET ASSETS................................  $    8,631,419   $  10,669,882    $    5,225,717    $    6,286,563     $    7,348,377
                                            ==============   ==============   ==============    ==============     ==============
Units Outstanding (In Thousands)..........          12,329          12,371             9,888             1,335              9,959
Unit Value................................  $0.68 to $0.71   $0.85 to $0.87   $0.52 to $0.53    $4.10 to $4.94     $0.73 to $0.74

                       See Notes to Financial Statements

                                                       MET INVESTORS FUND
---------------------------------------------------------------------------------------------------------------------------------
          MFS                                            LORD ABBETT                          MET/AIM
        MID CAP        PIMCO TOTAL         PIMCO             BOND          MET/AIM MID       SMALL CAP      STATE STREET RESEARCH
         GROWTH           RETURN         INNOVATION       DEBENTURE      CAP CORE EQUITY       GROWTH           CONCENTRATED
        CLASS B          CLASS B          CLASS B          CLASS B           CLASS B          CLASS B       INTERNATIONAL CLASS E
       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO            PORTFOLIO
       ---------      --------------   --------------   --------------   ---------------   --------------   ---------------------
     $           --   $           --   $           --   $           --   $           --    $           --      $           --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
          5,933,123               --               --               --               --                --                  --
                 --       97,675,998               --               --               --                --                  --
                 --               --        2,805,228               --               --                --                  --
                 --               --               --       14,889,086               --                --                  --
                 --               --               --               --        1,978,063                --                  --
                 --               --               --               --               --         1,909,659                  --
                 --               --               --               --               --                --             732,684
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
                 --               --               --               --               --                --                  --
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
          5,933,123       97,675,998        2,805,228       14,889,086        1,978,063         1,909,659             732,684
             46,204               --               --               --               --                --                  --
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
     5,979,327.....       97,675,998        2,805,228       14,889,086        1,978,063         1,909,659             732,684
     --............          545,259            1,231          189,498            1,572             1,591               1,128
     --------------   --------------   --------------   --------------   --------------    --------------      --------------
     $5,979,327.....  $   97,130,739   $    2,803,997   $   14,699,588   $    1,976,491    $    1,908,068      $      731,556
     ==============   ==============   ==============   ==============   ==============    ==============      ==============
     13,146........           85,503            9,468           10,930            2,044             2,251                 828
     $      0.45 to   $1.12 to $1.14   $0.29 to $0.30   $1.28 to $1.37   $0.96 to $0.97    $0.84 to $0.85      $0.88 to $0.89
     $0.46.........

                      AMERICAN FUND
---  ------------------------------------------------
                                          AMERICAN
        AMERICAN         AMERICAN       FUNDS GLOBAL
      FUNDS GROWTH    FUNDS GROWTH-      SMALL CAP
        CLASS B       INCOME CLASS B      CLASS B
       PORTFOLIO        PORTFOLIO        PORTFOLIO
     --------------   --------------   --------------
     $          --    $          --    $           --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
                --               --                --
        72,059,712               --                --
                --       72,209,138                --
                --               --        11,992,183
     --------------   --------------   --------------
        72,059,712       70,209,138        11,992,183
                --               --            50,312
     --------------   --------------   --------------
        72,059,712       70,209,138        12,042,495
            28,412            3,455                --
     --------------   --------------   --------------
     $  72,031,300    $  70,205,683    $   12,042,495
     ==============   ==============   ==============
             8,788           10,667            11,246
     $7.28 to $8.39   $5.75 to $6.88   $1.03 to $1.08

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                              ZENITH FUND
                                       ------------------------------------------------------------------------------------------
                                       STATE STREET       STATE STREET       STATE STREET       STATE STREET
                                         RESEARCH           RESEARCH           RESEARCH           RESEARCH         HARRIS OAKMARK
                                       BOND INCOME        BOND INCOME        MONEY MARKET       MONEY MARKET       FOCUSED VALUE
                                         CLASS A            CLASS B            CLASS A            CLASS B             CLASS A
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                       ------------       ------------       ------------       ------------       --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................     $6,363,092         $  877,719         $1,441,095         $ 408,786          $    248,254
                                        ----------         ----------         ----------         ---------          ------------
Expenses:
 Mortality and expense charges.....      1,763,204            372,726          1,396,326           483,406             1,541,809
 Administrative charges............        188,707             39,891            165,877            57,426               175,852
                                        ----------         ----------         ----------         ---------          ------------
 Total Expenses....................      1,951,911            412,617          1,562,203           540,832             1,717,661
                                        ----------         ----------         ----------         ---------          ------------
Net investment income (loss).......      4,411,181            465,102           (121,108)         (132,046)           (1,469,407)
                                        ----------         ----------         ----------         ---------          ------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............       (415,163)            29,396                 --                --               374,944
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................      4,700,872          1,488,133                 --                --           (13,207,718)
                                        ----------         ----------         ----------         ---------          ------------
Net realized and unrealized gains
 (losses) on investments...........      4,285,709          1,517,529                 --                --           (12,832,774)
                                        ----------         ----------         ----------         ---------          ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................     $8,696,890         $1,982,631         $ (121,108)        $(132,046)         $(14,302,181)
                                        ==========         ==========         ==========         =========          ============

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                                                    ZENITH FUND
--------------------------------------------------------------------------------------------------------------------
                          FI            FI                                           SALOMON            SALOMON
    HARRIS OAKMARK    STRUCTURED    STRUCTURED   LOOMIS SAYLES   LOOMIS SAYLES       BROTHERS           BROTHERS
    FOCUSED VALUE       EQUITY        EQUITY       SMALL CAP       SMALL CAP     U.S. GOVERNMENT    U.S. GOVERNMENT
       CLASS E         CLASS A       CLASS E        CLASS A         CLASS E          CLASS A            CLASS E
      PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO          PORTFOLIO
    --------------   ------------   ----------   -------------   -------------   ----------------   ----------------
     $    46,260     $  1,078,511   $  26,323    $    122,719     $     2,306       $2,906,068         $  836,384
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         470,125        1,572,933      40,457       1,535,617          80,963          852,160            311,259
          53,620          142,171       3,657         151,264           7,975           99,902             36,490
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         523,745        1,715,104      44,114       1,686,881          88,938          952,062            347,749
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
        (477,485)        (636,593)    (17,791)     (1,564,162)        (86,632)       1,954,006            488,635
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
         (60,035)     (11,788,934)    (50,830)      1,548,576         (33,444)         542,092             29,230
      (3,418,590)     (15,395,232)   (675,152)    (28,086,173)     (1,370,002)       1,560,430            820,507
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
      (3,478,625)     (27,184,166)   (725,982)    (26,537,597)     (1,403,446)       2,102,522            849,737
     -----------     ------------   ---------    ------------     -----------       ----------         ----------
     $(3,956,110)    $(27,820,759)  $(743,773)   $(28,101,759)    $(1,490,078)      $4,056,528         $1,338,372
     ===========     ============   =========    ============     ===========       ==========         ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                          ZENITH FUND
                                       ---------------------------------------------------------------------------------
                                       SALOMON BROTHERS    SALOMON BROTHERS       LOOMIS        LOOMIS
                                        STRATEGIC BOND      STRATEGIC BOND        SAYLES        SAYLES      ALGER EQUITY
                                        OPPORTUNITIES       OPPORTUNITIES        BALANCED      BALANCED        GROWTH
                                           CLASS A             CLASS E           CLASS A        CLASS E       CLASS A
                                          PORTFOLIO           PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO
                                       ----------------    ----------------    ------------    ---------    ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................       $4,851,906           $582,886        $  1,873,548    $  90,971    $         --
                                          ----------           --------        ------------    ---------    ------------
Expenses:
 Mortality and expense charges.....          848,665            130,715           1,004,676       74,573       2,963,184
 Administrative charges............           78,767             12,132              95,816        7,112         274,304
                                          ----------           --------        ------------    ---------    ------------
 Total Expenses....................          927,432            142,847           1,100,492       81,685       3,237,488
                                          ----------           --------        ------------    ---------    ------------
Net investment income (loss).......        3,924,474            440,039             773,056        9,286      (3,237,488)
                                          ----------           --------        ------------    ---------    ------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............         (980,841)            (4,193)         (4,641,729)     (76,124)        598,023
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................        2,295,046            528,458          (8,848,989)    (728,463)    (91,894,712)
                                          ----------           --------        ------------    ---------    ------------
Net realized and unrealized gains
 (losses) on investments...........        1,314,205            524,265         (13,490,718)    (804,587)    (91,296,689)
                                          ----------           --------        ------------    ---------    ------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................       $5,238,679           $964,304        $(12,717,662)   $(795,301)   $(94,534,177)
                                          ==========           ========        ============    =========    ============

                                                     ZENITH FUND
                                     -------------------------------------------
                                                        DAVIS           DAVIS
                                     ALGER EQUITY      VENTURE         VENTURE
                                        GROWTH          VALUE           VALUE
                                       CLASS E         CLASS A         CLASS E
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------    ------------    -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................  $        --     $  2,391,945    $   215,499
                                     -----------     ------------    -----------
Expenses:
 Mortality and expense charges.....      132,491        3,630,788        413,480
 Administrative charges............       12,265          358,807         40,861
                                     -----------     ------------    -----------
 Total Expenses....................      144,756        3,989,595        454,341
                                     -----------     ------------    -----------
Net investment income (loss).......     (144,756)      (1,597,650)      (238,842)
                                     -----------     ------------    -----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............     (339,941)      13,714,824       (120,658)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................   (4,010,127)     (65,766,427)    (5,209,029)
                                     -----------     ------------    -----------
Net realized and unrealized gains
 (losses) on investments...........   (4,350,068)     (52,051,603)    (5,329,687)
                                     -----------     ------------    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $(4,494,824)    $(53,649,253)   $(5,568,529)
                                     ===========     ============    ===========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                             ZENITH FUND                                             METROPOLITAN FUND
---------------------------------------------------------------------   -------------------------------------------
        MFS          MFS          MFS          MFS                                                       PUTNAM
     INVESTORS    INVESTORS    RESEARCH     RESEARCH         FI         PUTNAM LARGE   PUTNAM LARGE   INTERNATIONAL
       TRUST        TRUST      MANAGERS     MANAGERS       MID CAP       CAP GROWTH     CAP GROWTH        STOCK
      CLASS A      CLASS E      CLASS A      CLASS E    OPPORTUNITIES     CLASS A        CLASS E         CLASS A
     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO(A)     PORTFOLIO      PORTFOLIO       PORTFOLIO
    -----------   ---------   -----------   ---------   -------------   ------------   ------------   -------------
    $    57,603   $   6,055   $    37,165   $  1,137      $     --      $        --     $      --     $    514,870
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
        151,792      23,418       279,230     13,281         2,607          136,258        26,845          703,779
         14,067       2,170        24,650      1,172           227           14,730         2,902           64,913
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
        165,859      25,588       303,880     14,453         2,834          150,988        29,747          768,692
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
       (108,256)    (19,533)     (266,715)   (13,316)       (2,834)        (150,988)      (29,747)        (253,822)
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
     (1,126,760)    (34,548)   (7,792,559)   (33,209)      (21,853)      (4,499,562)     (140,171)     (19,058,416)
     (1,809,955)   (410,420)    1,657,070   (258,779)       12,432          817,669      (501,754)       7,925,526
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
     (2,936,715)   (444,968)   (6,135,489)  (291,988)       (9,421)      (3,681,893)     (641,925)     (11,132,890)
    -----------   ---------   -----------   ---------     --------      -----------     ---------     ------------
    $(3,044,971)  $(464,501)  $(6,402,204)  $(305,304)    $(12,255)     $(3,832,881)    $(671,672)    $(11,386,712)
    ===========   =========   ===========   =========     ========      ===========     =========     ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           METROPOLITAN FUND
                                       ------------------------------------------------------------------------------------------
                                          PUTNAM        STATE STREET    STATE STREET                     RUSSELL        METLIFE
                                       INTERNATIONAL      RESEARCH        RESEARCH                        2000           STOCK
                                           STOCK           AURORA          AURORA          JANUS          INDEX          INDEX
                                          CLASS E         CLASS A         CLASS E         MID CAP        CLASS B        CLASS B
                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       -------------    ------------    ------------    -----------     ---------     -----------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................     $    38,573     $   177,681     $    74,812     $        --    $    45,673    $   337,691
                                        -----------     -----------     -----------     -----------    -----------    -----------
Expenses:
 Mortality and expense charges.....         101,020         408,900         308,733         118,633        111,147        289,712
 Administrative charges............           9,318          55,786          42,120          14,259         15,557         43,865
                                        -----------     -----------     -----------     -----------    -----------    -----------
 Total Expenses....................         110,338         464,686         350,853         132,892        126,704        333,577
                                        -----------     -----------     -----------     -----------    -----------    -----------
Net investment income (loss).......         (71,765)       (287,005)       (276,041)       (132,892)       (81,031)         4,114
                                        -----------     -----------     -----------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............        (470,581)       (474,769)       (123,467)     (2,210,275)      (306,220)    (1,012,793)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................        (850,580)     (8,968,116)     (6,905,962)     (1,079,372)    (1,889,237)    (5,309,773)
                                        -----------     -----------     -----------     -----------    -----------    -----------
Net realized and unrealized gains
 (losses) on investments...........      (1,321,161)     (9,442,885)     (7,029,429)     (3,289,647)    (2,195,457)    (6,322,566)
                                        -----------     -----------     -----------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................     $(1,392,926)    $(9,729,890)    $(7,305,470)    $(3,422,539)   $(2,276,488)   $(6,318,452)
                                        ===========     ===========     ===========     ===========    ===========    ===========

                                              METROPOLITAN FUND
                                     -----------------------------------
                                         FRANKLIN           NEUBERGER
                                        TEMPLETON        BERMAN PARTNERS
                                     SMALL CAP GROWTH     MID CAP VALUE
                                         CLASS B             CLASS B
                                        PORTFOLIO           PORTFOLIO
                                     ----------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................    $        --          $   8,060
                                       -----------          ---------
Expenses:
 Mortality and expense charges.....         83,427             60,524
 Administrative charges............         12,956              8,665
                                       -----------          ---------
 Total Expenses....................         96,383             69,189
                                       -----------          ---------
Net investment income (loss).......        (96,383)           (61,129)
                                       -----------          ---------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............       (384,505)          (119,676)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................     (1,813,635)          (504,610)
                                       -----------          ---------
Net realized and unrealized gains
 (losses) on investments...........     (2,198,140)          (624,286)
                                       -----------          ---------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................    $(2,294,523)         $(685,415)
                                       ===========          =========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                                                  METROPOLITAN FUND
---------------------------------------------------------------------------------------------------------------------
    HARRIS OAKMARK    STATE STREET     LEHMAN BROTHERS     MORGAN         METLIFE                      STATE STREET
      LARGE CAP         RESEARCH       AGGREGATE BOND      STANLEY     MID CAP STOCK      JANUS          RESEARCH
        VALUE        LARGE CAP VALUE        INDEX        EAFE INDEX        INDEX         GROWTH      INVESTMENT TRUST
       CLASS E           CLASS E           CLASS B         CLASS B        CLASS B        CLASS B         CLASS B
    PORTFOLIO (A)     PORTFOLIO (A)       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
    --------------   ---------------   ---------------   -----------   -------------   -----------   ----------------
      $  19,054         $  6,862         $  559,776      $    19,186    $    19,397    $        --     $    21,305
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         21,929            5,273            311,190           71,452         98,596         51,199          60,094
          1,907              978             41,246           10,242         14,374          8,510          10,482
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         23,836            6,251            352,436           81,694        112,970         59,709          70,576
      ---------         --------         ----------      -----------    -----------    -----------     -----------
         (4,782)             611            207,340          (62,508)       (93,573)       (59,709)        (49,271)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
        (89,908)         (18,706)           155,377         (493,431)      (319,323)      (348,469)       (232,471)
        (99,476)         (31,118)         1,684,877         (535,795)    (1,387,396)    (1,078,337)     (1,200,210)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
       (189,384)         (49,824)         1,840,254       (1,029,226)    (1,706,719)    (1,426,806)     (1,432,681)
      ---------         --------         ----------      -----------    -----------    -----------     -----------
      $(194,166)        $(49,213)        $2,047,594      $(1,091,734)   $(1,800,292)   $(1,486,515)    $(1,481,952)
      =========         ========         ==========      ===========    ===========    ===========     ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                           MET INVESTORS FUND
                                       -------------------------------------------------------------------------------------------
                                            MFS             MFS                                       LORD ABBETT       MET/AIM
                                         RESEARCH         MID CAP         PIMCO           PIMCO          BOND           MID CAP
                                       INTERNATIONAL      GROWTH       TOTAL RETURN    INNOVATION      DEBENTURE      CORE EQUITY
                                          CLASS B         CLASS B        CLASS B         CLASS B        CLASS B         CLASS B
                                         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO (A)
                                       -------------    -----------    ------------    -----------    -----------    -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................      $   8,677      $    34,263     $       --     $        --     $ 532,831        $  1,523
                                         ---------      -----------     ----------     -----------     ---------        --------
Expenses:
 Mortality and expense charges.....         54,672           54,091        628,713          36,274       105,561          15,660
 Administrative charges............         10,135            8,104         98,495           3,154        16,310           3,214
                                         ---------      -----------     ----------     -----------     ---------        --------
 Total Expenses....................         64,807           62,195        727,208          39,428       121,871          18,874
                                         ---------      -----------     ----------     -----------     ---------        --------
Net investment income (loss).......        (56,130)         (27,932)      (727,208)        (39,428)      410,960         (17,351)
                                         ---------      -----------     ----------     -----------     ---------        --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............        (87,094)        (562,022)       188,159      (1,376,525)     (108,646)        (14,987)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................       (512,812)      (1,869,396)     4,746,004        (643,985)     (270,273)        (34,595)
                                         ---------      -----------     ----------     -----------     ---------        --------
Net realized and unrealized gains
 (losses) on investments...........       (599,906)      (2,431,418)     4,934,163      (2,020,510)     (378,919)        (49,582)
                                         ---------      -----------     ----------     -----------     ---------        --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................      $(656,036)     $(2,459,350)    $4,206,955     $(2,059,938)    $  32,041        $(66,933)
                                         =========      ===========     ==========     ===========     =========        ========

                                               MET INVESTORS FUND
                                     --------------------------------------
                                        MET/AIM           STATE STREET
                                         SMALL        RESEARCH CONCENTRATED
                                      CAP GROWTH          INTERNATIONAL
                                        CLASS B              CLASS E
                                     PORTFOLIO (A)        PORTFOLIO (A)
                                     -------------    ---------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends.........................    $      --            $    952
                                       ---------            --------
Expenses:
 Mortality and expense charges.....        7,128               2,284
 Administrative charges............        1,216                 199
                                       ---------            --------
 Total Expenses....................        8,344               2,483
                                       ---------            --------
Net investment income (loss).......       (8,344)             (1,531)
                                       ---------            --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............      (23,726)            (13,705)
Change in unrealized appreciation
 (depreciation) of investments for
 the period........................     (104,475)             (1,565)
                                       ---------            --------
Net realized and unrealized gains
 (losses) on investments...........     (128,201)            (15,270)
                                       ---------            --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................    $(136,545)           $(16,801)
                                       =========            ========

(a) For the period May 1, 2002 through December 31, 2002

                       See Notes to Financial Statements

                  AMERICAN FUND
-------------------------------------------------
                      AMERICAN         AMERICAN
      AMERICAN      FUNDS GROWTH-    FUNDS GLOBAL
    FUNDS GROWTH       INCOME         SMALL CAP
      CLASS B          CLASS B         CLASS B
     PORTFOLIO        PORTFOLIO       PORTFOLIO
    ------------    -------------    ------------
    $    22,960     $    709,706     $    59,896
    ------------    ------------     -----------
        675,530          701,461         115,391
        113,514          112,539          19,995
    ------------    ------------     -----------
        789,044          814,000         135,386
    ------------    ------------     -----------
       (766,084)        (104,294)        (75,490)
    ------------    ------------     -----------
     (2,113,222)      (1,218,017)        (62,855)
    (10,249,528)      (9,467,301)     (2,008,930)
    ------------    ------------     -----------
    (12,362,750)     (10,685,318)     (2,071,785)
    ------------    ------------     -----------
    $(13,128,834)   $(10,789,612)    $(2,147,275)
    ============    ============     ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                            ZENITH FUND
                                     -----------------------------------------------------------------------------------------
                                        STATE STREET RESEARCH          STATE STREET RESEARCH          STATE STREET RESEARCH
                                         BOND INCOME CLASS A            BOND INCOME CLASS B           MONEY MARKET CLASS A
                                              PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                     ---------------------------   -----------------------------   ---------------------------
                                       FOR THE        FOR THE        FOR THE     FOR THE PERIOD      FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED    JULY 2, 2001 TO    YEAR ENDED     YEAR ENDED
                                       DEC. 31,       DEC. 31,      DEC. 31,        DEC. 31,         DEC. 31,       DEC. 31,
                                         2002           2001          2002            2001             2002           2001
                                     ------------   ------------   -----------   ---------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  4,411,181   $  8,502,797   $   465,102     $  (18,642)     $   (121,108)  $  2,730,250
 Net (losses) realized gains from
  security transactions............      (415,163)        (2,793)       29,396             90                --             --
 Change in unrealized appreciation
  (depreciation) of investments....     4,700,872        100,534     1,488,133         (1,419)               --             --
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Net increase (decrease) in net
  assets resulting from
  operations.......................     8,696,890      8,600,538     1,982,631        (19,971)         (121,108)     2,730,250
                                     ------------   ------------   -----------     ----------      ------------   ------------
From capital transactions:
 Net premiums......................     3,379,392     15,003,606    22,149,341      5,935,921         5,475,784     36,031,482
 Redemptions.......................   (13,917,687)    (9,722,996)   (1,351,284)       (18,839)      (33,172,033)   (22,156,048)
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Total net (redemptions)
  premiums.........................   (10,538,295)     5,280,610    20,798,057      5,917,082       (27,696,249)    13,875,434
 Net portfolio transfers...........    (1,279,468)    10,918,336    (1,348,908)            --          (149,668)    10,220,643
 Other net transfers...............     6,366,273      2,478,014    18,409,866      2,033,921        22,476,349      1,574,654
                                     ------------   ------------   -----------     ----------      ------------   ------------
 Net (decrease) increase in net
  assets resulting from capital
  transactions.....................    (5,451,490)    18,676,960    37,859,015      7,951,003        (5,369,568)    25,670,731
                                     ------------   ------------   -----------     ----------      ------------   ------------
NET CHANGE IN NET ASSETS...........     3,245,400     27,277,498    39,841,646      7,931,032        (5,490,676)    28,400,981
NET ASSETS -- BEGINNING OF
 PERIOD............................   130,132,366    102,854,868     7,931,032             --       107,682,611     79,281,630
                                     ------------   ------------   -----------     ----------      ------------   ------------
NET ASSETS -- END OF PERIOD........  $133,377,766   $130,132,366   $47,772,678     $7,931,032      $102,191,935   $107,682,611
                                     ============   ============   ===========     ==========      ============   ============

                                              ZENITH FUND
                                     -----------------------------
                                         STATE STREET RESEARCH
                                         MONEY MARKET CLASS B
                                               PORTFOLIO
                                     -----------------------------
                                       FOR THE     FOR THE PERIOD
                                     YEAR ENDED    JULY 2, 2001 TO
                                      DEC. 31,        DEC. 31,
                                        2002            2001
                                     -----------   ---------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  (132,046)    $    (2,381)
 Net (losses) realized gains from
  security transactions............           --              --
 Change in unrealized appreciation
  (depreciation) of investments....           --              --
                                     -----------     -----------
 Net increase (decrease) in net
  assets resulting from
  operations.......................     (132,046)         (2,381)
                                     -----------     -----------
From capital transactions:
 Net premiums......................   56,052,445      20,491,103
 Redemptions.......................   (3,019,865)        (72,239)
                                     -----------     -----------
 Total net (redemptions)
  premiums.........................   53,032,580      20,418,864
 Net portfolio transfers...........   (2,666,932)             --
 Other net transfers...............   (8,388,392)     (5,009,939)
                                     -----------     -----------
 Net (decrease) increase in net
  assets resulting from capital
  transactions.....................   41,977,256      15,408,925
                                     -----------     -----------
NET CHANGE IN NET ASSETS...........   41,845,210      15,406,544
NET ASSETS -- BEGINNING OF
 PERIOD............................   15,406,544              --
                                     -----------     -----------
NET ASSETS -- END OF PERIOD........  $57,251,754     $15,406,544
                                     ===========     ===========

                       See Notes to Financial Statements

                                                  ZENITH FUND
    --------------------------------------------------------------------------------------------------------
             HARRIS OAKMARK                      HARRIS OAKMARK
              FOCUSED VALUE                      FOCUSED VALUE                   FI STRUCTURED EQUITY
            CLASS A PORTFOLIO                  CLASS E PORTFOLIO                   CLASS A PORTFOLIO
    ---------------------------------   --------------------------------   ---------------------------------
     FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD    FOR THE YEAR      FOR THE YEAR
         ENDED             ENDED             ENDED         JULY 2, 2001         ENDED             ENDED
       DEC. 31,          DEC. 31,          DEC. 31,        TO DEC. 31,        DEC. 31,          DEC. 31,
         2002              2001              2002              2001             2002              2001
    ---------------   ---------------   ---------------   --------------   ---------------   ---------------
     $ (1,469,407)     $   (463,198)      $  (477,485)     $   (23,051)     $   (636,593)     $    149,595
          374,944             2,970           (60,035)              --       (11,788,934)       (1,220,250)
      (13,207,718)       20,177,692        (3,418,590)         558,025       (15,395,232)      (27,453,200)
     ------------      ------------       -----------      -----------      ------------      ------------
      (14,302,181)       19,717,464        (3,956,110)         534,974       (27,820,759)      (28,523,855)
     ------------      ------------       -----------      -----------      ------------      ------------
        5,629,549        17,293,208        31,018,101        6,815,774         2,532,309        11,642,730
      (10,291,342)       (6,250,648)       (1,328,485)         (27,076)      (11,688,834)      (12,805,576)
     ------------      ------------       -----------      -----------      ------------      ------------
       (4,661,793)       11,042,560        29,689,616        6,788,698        (9,156,525)       (1,162,846)
         (369,893)       26,013,400            61,207               --           334,343       (19,971,658)
        6,815,962         4,197,957        22,326,390        2,960,596       (21,060,924)       (2,461,428)
     ------------      ------------       -----------      -----------      ------------      ------------
        1,784,276        41,253,917        52,077,213        9,749,294       (29,883,106)      (23,595,932)
     ------------      ------------       -----------      -----------      ------------      ------------
      (12,517,905)       60,971,381        48,121,103       10,284,268       (57,703,865)      (52,119,787)
      118,895,328        57,923,947        10,284,268               --       146,247,927       198,367,714
     ------------      ------------       -----------      -----------      ------------      ------------
     $106,377,423      $118,895,328       $58,405,371      $10,284,268      $ 88,544,062      $146,247,927
     ============      ============       ===========      ===========      ============      ============

                                                   ZENITH FUND
     -------------------------------------------------------------------------------------------------------

           FI STRUCTURED EQUITY           LOOMIS SAYLES SMALL CAP CLASS      LOOMIS SAYLES SMALL CAP CLASS
            CLASS E PORTFOLIO                      A PORTFOLIO                        E PORTFOLIO
     --------------------------------   ---------------------------------   --------------------------------
      FOR THE YEAR     FOR THE PERIOD    FOR THE YEAR      FOR THE YEAR      FOR THE YEAR     FOR THE PERIOD
          ENDED         JULY 2, 2001         ENDED             ENDED             ENDED         JULY 2, 2001
        DEC. 31,        TO DEC. 31,        DEC. 31,          DEC. 31,          DEC. 31,        TO DEC. 31,
          2002              2001             2002              2001              2002              2001
     ---------------   --------------   ---------------   ---------------   ---------------   --------------
       $  (17,791)       $   (3,552)     $ (1,564,162)     $  9,797,940       $   (86,632)      $   (4,742)
          (50,830)            1,706         1,548,576            30,402           (33,444)          (1,133)
         (675,152)           26,069       (28,086,173)      (26,970,902)       (1,370,002)         113,470
       ----------        ----------      ------------      ------------       -----------       ----------
         (743,773)           24,223       (28,101,759)      (17,142,560)       (1,490,078)         107,595
       ----------        ----------      ------------      ------------       -----------       ----------
        1,915,317         1,275,073         2,878,641        11,419,245         5,318,727        1,567,052
         (120,609)           (1,627)      (10,271,469)       (8,612,744)         (248,710)          (7,646)
       ----------        ----------      ------------      ------------       -----------       ----------
        1,794,708         1,273,446        (7,392,828)        2,806,501         5,070,017        1,559,406
          115,353                --            57,089       (21,176,322)          190,239               --
        1,820,083           228,659       (16,321,031)        1,109,266         3,281,591          469,262
       ----------        ----------      ------------      ------------       -----------       ----------
        3,730,144         1,502,105       (23,656,770)      (17,260,555)        8,541,847        2,028,668
       ----------        ----------      ------------      ------------       -----------       ----------
        2,986,371         1,526,328       (51,758,529)      (34,403,115)        7,051,769        2,136,263
        1,526,328                --       133,273,232       167,676,347         2,136,263               --
       ----------        ----------      ------------      ------------       -----------       ----------
       $4,512,699        $1,526,328      $ 81,514,703      $133,273,232       $ 9,188,032       $2,136,263
       ==========        ==========      ============      ============       ===========       ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                     ZENITH FUND
                                  ----------------------------------------------------------------------------------
                                    SALOMON BROTHERS U.S.      SALOMON BROTHERS U.S.     SALOMON BROTHERS STRATEGIC
                                         GOVERNMENT                  GOVERNMENT              BOND OPPORTUNITIES
                                      CLASS A PORTFOLIO          CLASS E PORTFOLIO            CLASS A PORTFOLIO
                                  -------------------------   ------------------------   ---------------------------
                                                                             FOR THE
                                    FOR THE       FOR THE       FOR THE       PERIOD       FOR THE        FOR THE
                                     YEAR          YEAR          YEAR        JULY 2,         YEAR           YEAR
                                     ENDED         ENDED         ENDED       2001 TO        ENDED          ENDED
                                   DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,
                                     2002          2001          2002          2001          2002           2001
                                  -----------   -----------   -----------   ----------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)...  $ 1,954,006   $ 2,491,033   $   488,635   $  (16,043)  $ 3,924,474    $ 4,941,364
 Net (losses) realized gains
  from security transactions....      542,092          (454)       29,230          (83)     (980,841)        22,396
 Change in unrealized
  appreciation (depreciation) of
  investments...................    1,560,430       193,318       820,507      (13,726)    2,295,046     (1,097,423)
                                  -----------   -----------   -----------   ----------   -----------    -----------
  Net increase (decrease) in net
    assets resulting from
    operations..................    4,056,528     2,683,897     1,338,372      (29,852)    5,238,679      3,866,337
                                  -----------   -----------   -----------   ----------   -----------    -----------
From capital transactions:
 Net premiums...................    2,255,371     8,777,844    18,478,305    4,279,383     1,345,295      8,067,258
 Redemptions....................   (7,019,844)   (3,755,851)   (1,211,021)     (28,292)   (6,471,942)    (5,090,078)
                                  -----------   -----------   -----------   ----------   -----------    -----------
 Total net (redemptions)
  premiums......................   (4,764,473)    5,021,993    17,267,284    4,251,091    (5,126,647)     2,977,180
 Net portfolio transfers........     (933,815)    7,088,735      (506,450)          --      (366,557)       364,004
Other net transfers.............   16,910,797     3,385,922    17,399,254    2,071,777    (2,297,092)    (1,519,785)
                                  -----------   -----------   -----------   ----------   -----------    -----------
  Net (decrease) increase in net
    assets resulting from
    capital transactions........   11,212,509    15,496,650    34,160,088    6,322,868    (7,790,296)     1,821,399
                                  -----------   -----------   -----------   ----------   -----------    -----------
NET CHANGE IN NET ASSETS........   15,269,037    18,180,547    35,498,460    6,293,016    (2,551,617)     5,687,736
NET ASSETS -- BEGINNING OF
 PERIOD.........................   58,188,036    40,007,489     6,293,016           --    69,767,748     64,080,012
                                  -----------   -----------   -----------   ----------   -----------    -----------
NET ASSETS -- END OF PERIOD.....  $73,457,073   $58,188,036   $41,791,476   $6,293,016   $67,216,131    $69,767,748
                                  ===========   ===========   ===========   ==========   ===========    ===========

                                                                     ZENITH FUND
                                  ----------------------------------------------------------------------------------
                                   SALOMON BROTHERS STRATEGIC
                                       BOND OPPORTUNITIES         LOOMIS SAYLES BALANCED     LOOMIS SAYLES BALANCED
                                       CLASS E PORTFOLIO             CLASS A PORTFOLIO          CLASS E PORTFOLIO
                                  ----------------------------   -------------------------   -----------------------
                                                   FOR THE                                                 FOR THE
                                    FOR THE         PERIOD         FOR THE                                  PERIOD
                                     YEAR          JULY 2,          YEAR         FOR THE      FOR THE      JULY 2,
                                     ENDED         2001 TO          ENDED      YEAR ENDED    YEAR ENDED    2001 TO
                                   DEC. 31,        DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,     DEC. 31,
                                     2002            2001           2002          2001          2002         2001
                                  -----------   --------------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income (loss)...  $   440,039     $   (6,348)    $   773,056   $ 3,064,752   $    9,286   $   (3,928)
 Net (losses) realized gains
  from security transactions....       (4,193)           (69)     (4,641,729)        3,394      (76,124)          --
 Change in unrealized
  appreciation (depreciation) of
  investments...................      528,458         15,252      (8,848,989)   (8,190,561)    (728,463)      17,341
                                  -----------     ----------     -----------   -----------   ----------   ----------
  Net increase (decrease) in net
    assets resulting from
    operations..................      964,304          8,835     (12,717,662)   (5,122,415)    (795,301)      13,413
                                  -----------     ----------     -----------   -----------   ----------   ----------
From capital transactions:
 Net premiums...................    8,609,036      1,702,387       2,329,248    10,206,112    4,597,465    1,280,466
 Redemptions....................     (454,366)        (5,159)     (7,481,690)   (7,287,097)    (365,144)      (5,799)
                                  -----------     ----------     -----------   -----------   ----------   ----------
 Total net (redemptions)
  premiums......................    8,154,670      1,697,228      (5,152,442)    2,919,015    4,232,321    1,274,667
 Net portfolio transfers........     (384,831)            --          59,821    (5,153,032)      87,353           --
Other net transfers.............    7,492,539        730,027     (10,166,168)     (468,598)   4,438,020      294,078
                                  -----------     ----------     -----------   -----------   ----------   ----------
  Net (decrease) increase in net
    assets resulting from
    capital transactions........   15,262,378      2,427,255     (15,258,789)   (2,702,615)   8,757,694    1,568,745
                                  -----------     ----------     -----------   -----------   ----------   ----------
NET CHANGE IN NET ASSETS........   16,226,682      2,436,090     (27,976,451)   (7,825,030)   7,962,393    1,582,158
NET ASSETS -- BEGINNING OF
 PERIOD.........................    2,436,090             --      88,939,794    96,764,824    1,582,158           --
                                  -----------     ----------     -----------   -----------   ----------   ----------
NET ASSETS -- END OF PERIOD.....  $18,662,772     $2,436,090     $60,963,343   $88,939,794   $9,544,551   $1,582,158
                                  ===========     ==========     ===========   ===========   ==========   ==========

                       See Notes to Financial Statements

                                                    ZENITH FUND
--------------------------------------------------------------------------------------------------------------------
        ALGER EQUITY GROWTH         ALGER EQUITY GROWTH          DAVIS VENTURE VALUE          DAVIS VENTURE VALUE
         CLASS A PORTFOLIO           CLASS E PORTFOLIO            CLASS A PORTFOLIO            CLASS E PORTFOLIO
    ---------------------------   ------------------------   ---------------------------   -------------------------
                                                 FOR THE                                                   FOR THE
      FOR THE        FOR THE        FOR THE       PERIOD       FOR THE        FOR THE        FOR THE       PERIOD
        YEAR           YEAR          YEAR        JULY 2,         YEAR           YEAR          YEAR         JULY 2,
       ENDED          ENDED          ENDED       2001 TO        ENDED          ENDED          ENDED        2001 TO
      DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,      DEC. 31,      DEC. 31,
        2002           2001          2002          2001          2002           2001          2002          2001
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    $ (3,237,488)  $ 17,939,526   $  (144,756)  $  (12,988)  $ (1,597,650)  $ 33,086,396   $  (238,842)  $   (25,250)
         598,023     (1,188,669)     (339,941)          --     13,714,824        305,915      (120,658)           --
     (91,894,712)   (66,023,534)   (4,010,127)     124,184    (65,766,427)   (78,125,171)   (5,209,029)      373,106
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (94,534,177)   (49,272,677)   (4,494,824)     111,196    (53,649,253)   (44,732,860)   (5,568,529)      347,856
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
       7,701,258     33,568,288     9,990,097    3,888,107      7,831,437     36,965,466    26,301,689     8,004,550
     (21,542,009)   (24,424,573)     (818,724)     (19,334)   (25,408,049)   (22,680,629)   (1,316,822)      (25,964)
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (13,840,751)     9,143,715     9,171,373    3,868,773    (17,576,612)    14,284,837    24,984,867     7,978,586
       1,430,466    (39,121,453)      679,831           --        (68,973)   (20,221,280)      382,036            --
     (37,392,706)       (90,440)    4,873,815    1,012,888    (27,024,678)     2,457,185    17,979,617     3,004,384
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
     (49,802,991)   (30,068,178)   14,725,019    4,881,661    (44,670,263)    (3,479,258)   43,346,520    10,982,970
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    (144,337,168)   (79,340,855)   10,230,195    4,992,857    (98,319,516)   (48,212,118)   37,777,991    11,330,826
     298,234,716    377,575,571     4,992,857           --    314,521,621    362,733,739    11,330,826            --
    ------------   ------------   -----------   ----------   ------------   ------------   -----------   -----------
    $153,897,548   $298,234,716   $15,223,052   $4,992,857   $216,202,105   $314,521,621   $49,108,817   $11,330,826
    ============   ============   ===========   ==========   ============   ============   ===========   ===========

                       ZENITH FUND
---  ------------------------------------------------
       MFS INVESTORS TRUST       MFS INVESTORS TRUST
        CLASS A PORTFOLIO         CLASS E PORTFOLIO
     ------------------------   ---------------------
                                             FOR THE
      FOR THE       FOR THE      FOR THE      PERIOD
        YEAR         YEAR          YEAR      JULY 2,
       ENDED         ENDED        ENDED      2001 TO
      DEC. 31,     DEC. 31,      DEC. 31,    DEC. 31,
        2002         2001          2002        2001
     ----------   -----------   ----------   --------
     $ (108,256)  $   (62,511)  $  (19,533)  $ (1,460)
     (1,126,760)      (57,058)     (34,548)       (42)
     (1,809,955)   (2,659,718)    (410,420)    18,373
     ----------   -----------   ----------   --------
     (3,044,971)   (2,779,287)    (464,501)    16,871
     ----------   -----------   ----------   --------
        523,411     3,757,581    1,919,939    541,480
     (1,083,872)   (1,034,452)    (139,025)      (157)
     ----------   -----------   ----------   --------
       (560,461)    2,723,129    1,780,914    541,323
        115,983      (738,983)      15,514         --
     (1,528,547)      680,885    1,053,060    160,034
     ----------   -----------   ----------   --------
     (1,973,025)    2,665,031    2,849,488    701,357
     ----------   -----------   ----------   --------
     (5,017,996)     (114,256)   2,384,987    718,228
     14,894,045    15,008,301      718,228         --
     ----------   -----------   ----------   --------
     $9,876,049   $14,894,045   $3,103,215   $718,228
     ==========   ===========   ==========   ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   ZENITH FUND                                   METROPOLITAN FUND
                       -------------------------------------------------------------------   -------------------------
                                                         MFS RESEARCH         FI MID CAP
                          MFS RESEARCH MANAGERS        MANAGERS CLASS E      OPPORTUNITIES       PUTNAM LARGE CAP
                            CLASS A PORTFOLIO              PORTFOLIO           PORTFOLIO     GROWTH CLASS A PORTFOLIO
                       ---------------------------   ---------------------   -------------   -------------------------
                                                                  FOR THE       FOR THE
                         FOR THE        FOR THE       FOR THE      PERIOD       PERIOD         FOR THE       FOR THE
                           YEAR           YEAR          YEAR      JULY 2,       MAY 1,          YEAR          YEAR
                          ENDED          ENDED         ENDED      2001 TO       2002 TO         ENDED         ENDED
                         DEC. 31,       DEC. 31,      DEC. 31,    DEC. 31,     DEC. 31,       DEC. 31,      DEC. 31,
                           2002           2001          2002        2001         2002           2002          2001
                       ------------   ------------   ----------   --------   -------------   -----------   -----------
INCREASE (DECREASE)
 IN NET ASSETS
 From operations:
  Net investment
   income (loss).....  $   (266,715)  $     53,890   $  (13,316)  $   (951)    $ (2,834)     $  (150,988)  $  (110,412)
  Net (losses)
   realized gains
   from security
   transactions......    (7,792,559)      (957,651)     (33,209)       (15)     (21,853)      (4,499,562)      (55,965)
  Change in
   unrealized
   appreciation
   (depreciation) of
   investments.......     1,657,070     (8,078,106)    (258,779)     6,965       12,432          817,669    (4,384,399)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Net increase
   (decrease) in net
   assets resulting
   from operations...    (6,402,204)    (8,981,867)    (305,304)     5,999      (12,255)      (3,832,881)   (4,550,776)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
 From capital
  transactions:
  Net premiums.......       798,959      5,761,714      997,660    293,215      475,209          738,683     6,009,168
  Redemptions........    (1,628,170)    (2,061,686)     (35,448)      (668)     (25,148)      (1,028,066)     (642,192)
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Total net
   (redemptions)
   premiums..........      (829,211)     3,700,028      962,212    292,547      450,061         (289,383)    5,366,976
  Net portfolio
   transfers.........       144,787     (8,516,506)      25,192         --       (3,578)         241,104       302,124
  Other net
   transfers.........    (4,329,511)       369,637      626,169     77,316      364,714       (1,545,792)      527,420
                       ------------   ------------   ----------   --------     --------      -----------   -----------
  Net (decrease)
   increase in net
   assets resulting
   from capital
   transactions......    (5,013,935)    (4,446,841)   1,613,573    369,863      811,197       (1,594,071)    6,196,520
                       ------------   ------------   ----------   --------     --------      -----------   -----------
NET CHANGE IN NET
 ASSETS..............   (11,416,139)   (13,428,708)   1,308,269    375,862      798,942       (5,426,952)    1,645,744
NET
 ASSETS -- BEGINNING
 OF PERIOD...........    27,364,322     40,793,030      375,862         --           --       13,042,693    11,396,949
                       ------------   ------------   ----------   --------     --------      -----------   -----------
NET ASSETS -- END OF
 PERIOD..............  $ 15,948,183   $ 27,364,322   $1,684,131   $375,862     $798,942      $ 7,615,741   $13,042,693
                       ============   ============   ==========   ========     ========      ===========   ===========

                                                       METROPOLITAN FUND
                       ----------------------------------------------------------------------------------
                          PUTNAM LARGE CAP
                           GROWTH CLASS E           PUTNAM INTERNATIONAL          PUTNAM INTERNATIONAL
                              PORTFOLIO            STOCK CLASS A PORTFOLIO      STOCK CLASS E PORTFOLIO
                       -----------------------   ---------------------------   --------------------------
                                     FOR THE                                                   FOR THE
                        FOR THE       PERIOD       FOR THE        FOR THE        FOR THE        PERIOD
                          YEAR       JULY 2,         YEAR           YEAR          YEAR         JULY 2,
                         ENDED       2001 TO        ENDED          ENDED          ENDED        2001 TO
                        DEC. 31,     DEC. 31,      DEC. 31,       DEC. 31,      DEC. 31,       DEC. 31,
                          2002         2001          2002           2001          2002           2001
                       ----------   ----------   ------------   ------------   -----------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
 From operations:
  Net investment
   income (loss).....  $  (29,747)  $   (2,547)  $   (253,822)  $  2,272,310   $   (71,765)  $     (4,793)
  Net (losses)
   realized gains
   from security
   transactions......    (140,171)         502    (19,058,416)      (945,242)     (470,581)            --
  Change in
   unrealized
   appreciation
   (depreciation) of
   investments.......    (501,754)     (46,011)     7,925,526    (20,173,366)     (850,580)        30,842
                       ----------   ----------   ------------   ------------   -----------   ------------
  Net increase
   (decrease) in net
   assets resulting
   from operations...    (671,672)     (48,056)   (11,386,712)   (18,846,298)   (1,392,926)        26,049
                       ----------   ----------   ------------   ------------   -----------   ------------
 From capital
  transactions:
  Net premiums.......   2,094,569      816,178      1,929,106      8,926,770     7,350,597      1,472,100
  Redemptions........     (44,140)      (4,241)    (4,756,232)    (4,432,954)     (230,802)        (1,483)
                       ----------   ----------   ------------   ------------   -----------   ------------
  Total net
   (redemptions)
   premiums..........   2,050,429      811,937     (2,827,126)     4,493,816     7,119,795      1,470,617
  Net portfolio
   transfers.........      12,225           --         65,444     (6,619,884)      174,784             --
  Other net
   transfers.........     608,922      271,200     (6,386,963)    87,524,237     6,007,778    (86,527,619)
                       ----------   ----------   ------------   ------------   -----------   ------------
  Net (decrease)
   increase in net
   assets resulting
   from capital
   transactions......   2,671,576    1,083,137     (9,148,645)    85,398,169    13,302,357    (85,057,002)
                       ----------   ----------   ------------   ------------   -----------   ------------
NET CHANGE IN NET
 ASSETS..............   1,999,904    1,035,081    (20,535,357)    66,551,871    11,909,431    (85,030,953)
NET
 ASSETS -- BEGINNING
 OF PERIOD...........   1,035,081           --     66,551,871             --     2,124,311     87,155,264
                       ----------   ----------   ------------   ------------   -----------   ------------
NET ASSETS -- END OF
 PERIOD..............  $3,034,985   $1,035,081   $ 46,016,514   $ 66,551,871   $14,033,742   $  2,124,311
                       ==========   ==========   ============   ============   ===========   ============

                       See Notes to Financial Statements

                                                         METROPOLITAN FUND
     -------------------------------------------------------------------------------------------------------------------------

     STATE STREET RESEARCH AURORA    STATE STREET RESEARCH AURORA                                      RUSSELL 2000 INDEX
           CLASS A PORTFOLIO               CLASS E PORTFOLIO           JANUS MID CAP PORTFOLIO          CLASS B PORTFOLIO
     -----------------------------   -----------------------------   ---------------------------   ---------------------------
                       FOR THE                         FOR THE                        FOR THE                       FOR THE
       FOR THE          PERIOD         FOR THE         PERIOD          FOR THE        PERIOD         FOR THE        PERIOD
         YEAR          JAN. 22,         YEAR           JULY 2,          YEAR         JAN. 22,         YEAR         JAN. 22,
        ENDED          2001 TO          ENDED          2001 TO          ENDED         2001 TO         ENDED         2001 TO
       DEC. 31,        DEC. 31,       DEC. 31,        DEC. 31,        DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
         2002            2001           2002            2001            2002           2001           2002           2001
     ------------   --------------   -----------   ---------------   -----------   -------------   -----------   -------------
     $  (287,005)    $  (126,689)    $  (276,041)    $  (15,189)     $  (132,892)   $   (64,374)   $   (81,031)   $  (27,240)
        (474,769)        (16,357)       (123,467)           (26)      (2,210,275)       (16,217)      (306,220)       (4,807)
      (8,968,116)      1,112,436      (6,905,962)       519,171       (1,079,372)    (1,990,810)    (1,889,237)      208,122
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
      (9,729,890)        969,390      (7,305,470)       503,956       (3,422,539)    (2,071,401)    (2,276,488)      176,075
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
       2,928,756       7,964,907      21,774,175      4,474,458        2,500,593      6,619,403      3,411,571     2,702,657
      (2,739,649)       (702,431)       (906,208)       (13,344)      (1,269,476)      (236,933)      (619,764)     (187,091)
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
         189,107       7,262,476      20,867,967      4,461,114        1,231,117      6,382,470      2,791,807     2,515,566
         263,272      17,559,749         743,877             --          155,190      3,860,153        199,942     1,831,276
      10,277,044       3,060,166      16,746,546      1,669,863          (54,411)     1,725,062      4,653,154     1,514,394
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
      10,729,423      27,882,391      38,358,390      6,130,977        1,331,896     11,967,685      7,644,903     5,861,236
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
         999,533      28,851,781      31,052,920      6,634,933       (2,090,643)     9,896,284      5,368,415     6,037,311
      28,851,781              --       6,634,933             --        9,896,284             --      6,037,311            --
     -----------     -----------     -----------     ----------      -----------    -----------    -----------    ----------
     $29,851,314     $28,851,781     $37,687,853     $6,634,933      $ 7,805,641    $ 9,896,284    $11,405,726    $6,037,311
     ===========     ===========     ===========     ==========      ===========    ===========    ===========    ==========

                       METROPOLITAN FUND
     ------------------------------------------------------
                                   FRANKLIN TEMPLETON SMALL
         METLIFE STOCK INDEX          CAP GROWTH CLASS B
          CLASS B PORTFOLIO               PORTFOLIO
     ---------------------------   ------------------------
                      FOR THE                     FOR THE
       FOR THE        PERIOD         FOR THE       PERIOD
        YEAR         JAN. 22,         YEAR         MAY 1,
        ENDED         2001 TO         ENDED       2001 TO
      DEC. 31,       DEC. 31,       DEC. 31,      DEC. 31,
        2002           2001           2002          2001
     -----------   -------------   -----------   ----------
     $     4,114    $   (19,124)   $   (96,383)  $  (13,833)
      (1,012,793)        (4,563)      (384,505)         (24)
      (5,309,773)      (412,123)    (1,813,635)     119,547
     -----------    -----------    -----------   ----------
      (6,318,452)      (435,810)    (2,294,523)     105,690
     -----------    -----------    -----------   ----------
      12,631,071      6,791,560      4,121,450    1,698,902
      (1,798,360)      (423,592)      (339,533)     (58,248)
     -----------    -----------    -----------   ----------
      10,832,711      6,367,968      3,781,917    1,640,654
         428,489      5,537,510        298,896    1,657,592
      10,770,029      2,584,969      2,866,801      557,536
     -----------    -----------    -----------   ----------
      22,031,229     14,490,447      6,947,614    3,855,782
     -----------    -----------    -----------   ----------
      15,712,777     14,054,637      4,653,091    3,961,472
      14,054,637             --      3,961,472           --
     -----------    -----------    -----------   ----------
     $29,767,414    $14,054,637    $ 8,614,563   $3,961,472
     ===========    ===========    ===========   ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                     METROPOLITAN FUND
                                              ----------------------------------------------------------------
                                                                              HARRIS           STATE STREET
                                                  NEUBERGER BERMAN         OAKMARK LARGE      RESEARCH LARGE
                                                  PARTNERS MID CAP           CAP VALUE           CAP VALUE
                                              VALUE CLASS B PORTFOLIO    CLASS E PORTFOLIO   CLASS E PORTFOLIO
                                              ------------------------   -----------------   -----------------
                                                             FOR THE
                                               FOR THE       PERIOD
                                                 YEAR        MAY 1,       FOR THE PERIOD      FOR THE PERIOD
                                                ENDED         2001          MAY 1, 2002         MAY 1, 2002
                                               DEC. 31,    TO DEC. 31,      TO DEC. 31,         TO DEC. 31,
                                                 2002         2001             2002                2002
                                              ----------   -----------   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $ (61,129)   $   (8,640)       $   (4,782)         $      611
 Net (losses) realized gains from security
  transactions..............................   (119,676)         (587)          (89,908)            (18,706)
 Change in unrealized appreciation
  (depreciation) of investments.............   (504,610)       41,230           (99,476)            (31,118)
                                              ----------   ----------        ----------          ----------
  Net increase (decrease) in net assets
   resulting from operations................   (685,415)       32,003          (194,166)            (49,213)
                                              ----------   ----------        ----------          ----------
From capital transactions:
 Net premiums...............................  2,598,101     1,285,761         3,165,721           1,103,847
 Redemptions................................   (818,494)       (6,337)          (56,318)            (12,562)
                                              ----------   ----------        ----------          ----------
 Total net (redemptions) premiums...........  1,779,607     1,279,424         3,109,403           1,091,285
 Net portfolio transfers....................    (20,135)      403,290           244,571               3,678
 Other net transfers........................  5,303,398       326,797         3,781,683             665,911
                                              ----------   ----------        ----------          ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......  7,062,870     2,009,511         7,135,657           1,760,874
                                              ----------   ----------        ----------          ----------
NET CHANGE IN NET ASSETS....................  6,377,455     2,041,514         6,941,491           1,711,661
NET ASSETS -- BEGINNING OF PERIOD...........  2,041,514            --                --                  --
                                              ----------   ----------        ----------          ----------
NET ASSETS -- END OF PERIOD.................  $8,418,969   $2,041,514        $6,941,491          $1,711,661
                                              ==========   ==========        ==========          ==========

                                                                              METROPOLITAN FUND
                                              ---------------------------------------------------------------------------------

                                                   LEHMAN BROTHERS
                                                AGGREGATE BOND INDEX         MORGAN STANLEY EAFE        METLIFE MID CAP STOCK
                                                  CLASS B PORTFOLIO        INDEX CLASS B PORTFOLIO     INDEX CLASS B PORTFOLIO
                                              -------------------------   -------------------------   -------------------------
                                                              FOR THE                     FOR THE                     FOR THE
                                                FOR THE       PERIOD        FOR THE       PERIOD        FOR THE       PERIOD
                                                 YEAR        JAN. 22,        YEAR        JAN. 22,        YEAR        JAN. 22,
                                                 ENDED         2001          ENDED         2001          ENDED         2001
                                               DEC. 31,     TO DEC. 31,    DEC. 31,     TO DEC. 31,    DEC. 31,     TO DEC. 31,
                                                 2002          2001          2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $   207,340   $   (21,487)  $  (62,508)   $  (14,972)   $   (93,573)  $  (17,411)
 Net (losses) realized gains from security
  transactions..............................      155,377         1,320     (493,431)       (4,506)      (319,323)      (2,078)
 Change in unrealized appreciation
  (depreciation) of investments.............    1,684,877       229,132     (535,795)     (249,549)    (1,387,396)     146,363
                                              -----------   -----------   -----------   ----------    -----------   ----------
  Net increase (decrease) in net assets
   resulting from operations................    2,047,594       208,965   (1,091,734)     (269,027)    (1,800,292)     126,874
                                              -----------   -----------   -----------   ----------    -----------   ----------
From capital transactions:
 Net premiums...............................    7,474,855     6,540,141    2,446,481     1,532,001      3,846,379    1,896,915
 Redemptions................................   (2,011,627)     (318,714)    (240,895)      (32,292)      (397,075)    (112,251)
                                              -----------   -----------   -----------   ----------    -----------   ----------
 Total net (redemptions) premiums...........    5,463,228     6,221,427    2,205,586     1,499,709      3,449,304    1,784,664
 Net portfolio transfers....................     (308,028)    4,904,158      136,715     1,204,284        215,522    1,353,944
 Other net transfers........................   17,732,936     2,621,449    3,833,640     1,112,246      4,479,437    1,060,429
                                              -----------   -----------   -----------   ----------    -----------   ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......   22,888,136    13,747,034    6,175,941     3,816,239      8,144,263    4,199,037
                                              -----------   -----------   -----------   ----------    -----------   ----------
NET CHANGE IN NET ASSETS....................   24,935,730    13,955,999    5,084,207     3,547,212      6,343,971    4,325,911
NET ASSETS -- BEGINNING OF PERIOD...........   13,955,999            --    3,547,212            --      4,325,911           --
                                              -----------   -----------   -----------   ----------    -----------   ----------
NET ASSETS -- END OF PERIOD.................  $38,891,729   $13,955,999   $8,631,419    $3,547,212    $10,669,882   $4,325,911
                                              ===========   ===========   ===========   ==========    ===========   ==========

                                                  METROPOLITAN FUND
                                              -------------------------

                                                JANUS GROWTH CLASS B
                                                      PORTFOLIO
                                              -------------------------
                                                              FOR THE
                                                FOR THE       PERIOD
                                                 YEAR         MAY 1,
                                                 ENDED         2001
                                               DEC. 31,     TO DEC. 31,
                                                 2002          2001
                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...............  $  (59,709)   $   (9,079)
 Net (losses) realized gains from security
  transactions..............................    (348,469)         (885)
 Change in unrealized appreciation
  (depreciation) of investments.............  (1,078,337)      (58,367)
                                              -----------   ----------
  Net increase (decrease) in net assets
   resulting from operations................  (1,486,515)      (68,331)
                                              -----------   ----------
From capital transactions:
 Net premiums...............................   2,520,562     1,636,614
 Redemptions................................    (209,072)      (11,605)
                                              -----------   ----------
 Total net (redemptions) premiums...........   2,311,490     1,625,009
 Net portfolio transfers....................     166,912       783,260
 Other net transfers........................   1,429,729       464,163
                                              -----------   ----------
  Net (decrease) increase in net assets
   resulting from capital transactions......   3,908,131     2,872,432
                                              -----------   ----------
NET CHANGE IN NET ASSETS....................   2,421,616     2,804,101
NET ASSETS -- BEGINNING OF PERIOD...........   2,804,101            --
                                              -----------   ----------
NET ASSETS -- END OF PERIOD.................  $5,225,717    $2,804,101
                                              ===========   ==========

                       See Notes to Financial Statements

       METROPOLITAN FUND                                      MET INVESTORS FUND
    ------------------------   --------------------------------------------------------------------------------

     STATE STREET RESEARCH          MFS RESEARCH
    INVESTMENT TRUST CLASS B    INTERNATIONAL CLASS B       MFS MID CAP GROWTH      PIMCO TOTAL RETURN CLASS B
           PORTFOLIO                  PORTFOLIO             CLASS B PORTFOLIO                PORTFOLIO
    ------------------------   -----------------------   ------------------------   ---------------------------
                   FOR THE                   FOR THE                    FOR THE                      FOR THE
                    PERIOD                    PERIOD                     PERIOD                       PERIOD
      FOR THE       MAY 1,      FOR THE       MAY 1,       FOR THE       MAY 1,       FOR THE         MAY 1,
    YEAR ENDED     2001 TO     YEAR ENDED    2001 TO     YEAR ENDED     2001 TO      YEAR ENDED      2001 TO
     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,      DEC. 31,       DEC. 31,
       2002          2001         2002         2001         2002          2001          2002           2001
    -----------   ----------   ----------   ----------   -----------   ----------   ------------   ------------
    $  (49,271)   $   (7,215)  $ (56,130)   $   (4,793)  $  (27,932)   $  (10,832)  $  (727,208)   $    78,526
      (232,471)      (13,933)    (87,094)       (2,145)    (562,022)        3,143       188,159            123
    (1,200,210)       41,395    (512,812)      (13,662)  (1,869,396)       95,759     4,746,004       (180,844)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
    (1,481,952)       20,247    (656,036)      (20,600)  (2,459,350)       88,070     4,206,955       (102,195)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     2,863,603     1,691,016   3,292,231       793,747    2,136,309     1,351,319    29,991,434      8,115,356
      (472,228)      (18,351)   (219,134)       (5,542)    (236,482)      (17,877)   (2,844,080)      (103,077)
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     2,391,375     1,672,665   3,073,097       788,205    1,899,827     1,333,442    27,147,354      8,012,279
       218,294       390,111     132,456       478,070      183,079     1,135,318    (1,997,821)     4,578,356
     2,518,374       557,449   3,140,106       413,079    3,286,506       512,435    51,437,501      3,848,310
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     5,128,043     2,620,225   6,345,659     1,679,354    5,369,412     2,981,195    76,587,034     16,438,945
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
     3,646,091     2,640,472   5,689,623     1,658,754    2,910,062     3,069,265    80,793,989     16,336,750
     2,640,472            --   1,658,754            --    3,069,265            --    16,336,750             --
    -----------   ----------   ----------   ----------   -----------   ----------   -----------    -----------
    $6,286,563    $2,640,472   $7,348,377   $1,658,754   $5,979,327    $3,069,265   $97,130,739    $16,336,750
    ===========   ==========   ==========   ==========   ===========   ==========   ===========    ===========

                              MET INVESTORS FUND
     --------------------------------------------------------------------
                                                            MET/AIM MID
                                    LORD ABBETT BOND          CAP CORE
     PIMCO INNOVATION CLASS B      DEBENTURE CLASS B       EQUITY CLASS B
            PORTFOLIO                  PORTFOLIO             PORTFOLIO
     ------------------------   ------------------------   --------------
                    FOR THE                    FOR THE        FOR THE
                     PERIOD                     PERIOD         PERIOD
       FOR THE       MAY 1,       FOR THE       MAY 1,         MAY 1,
     YEAR ENDED     2001 TO     YEAR ENDED     2001 TO        2002 TO
      DEC. 31,      DEC. 31,     DEC. 31,      DEC. 31,       DEC. 31,
        2002          2001         2002          2001           2002
     -----------   ----------   -----------   ----------   --------------
     $  (39,428)   $  (10,550)  $   410,960   $   22,111     $  (17,351)
     (1,376,525)       (2,455)     (108,646)          95        (14,987)
       (643,985)     (255,664)     (270,273)       1,744        (34,595)
     -----------   ----------   -----------   ----------     ----------
     (2,059,938)     (268,669)       32,041       23,950        (66,933)
     -----------   ----------   -----------   ----------     ----------
      1,546,416     1,733,998     4,467,642    1,506,893        945,870
       (684,009)       (7,281)     (393,703)     (23,582)        (9,175)
     -----------   ----------   -----------   ----------     ----------
        862,407     1,726,717     4,073,939    1,483,311        936,695
        300,060       248,324       (71,883)     629,658         21,476
      1,287,870       707,226     7,429,341    1,099,231      1,085,253
     -----------   ----------   -----------   ----------     ----------
      2,450,337     2,682,267    11,431,397    3,212,200      2,043,424
     -----------   ----------   -----------   ----------     ----------
        390,399     2,413,598    11,463,438    3,236,150      1,976,491
      2,413,598            --     3,236,150           --             --
     -----------   ----------   -----------   ----------     ----------
     $2,803,997    $2,413,598   $14,699,588   $3,236,150     $1,976,491
     ===========   ==========   ===========   ==========     ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                MET INVESTORS FUND                      AMERICAN FUND
                                     ----------------------------------------   -----------------------------
                                         MET/AIM        STATE STREET RESEARCH
                                     SMALL CAP GROWTH       CONCENTRATED
                                         CLASS B            INTERNATIONAL           AMERICAN FUNDS GROWTH
                                        PORTFOLIO         CLASS E PORTFOLIO           CLASS B PORTFOLIO
                                     ----------------   ---------------------   -----------------------------
                                      FOR THE PERIOD       FOR THE PERIOD       FOR THE YEAR   FOR THE PERIOD
                                       MAY 1, 2002           MAY 1, 2002           ENDED        MAY 1, 2001
                                       TO DEC. 31,           TO DEC. 31,          DEC. 31,      TO DEC. 31,
                                           2002                 2002                2002            2001
                                     ----------------   ---------------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss).......     $   (8,344)           $ (1,531)         $   (766,084)   $   567,230
Net (losses) realized gains from
 security transactions.............        (23,726)            (13,705)           (2,113,222)       (10,238)
Change in unrealized appreciation
 (depreciation) of investments.....       (104,475)             (1,565)          (10,249,528)      (336,371)
                                        ----------            --------          ------------    -----------
Net increase (decrease) in net
 assets resulting from
 operations........................       (136,545)            (16,801)          (13,128,834)       220,621
                                        ----------            --------          ------------    -----------
From capital transactions:
Net premiums.......................        982,891             466,473            31,210,218     10,917,445
Redemptions........................        (38,675)             (2,721)           (2,167,859)      (247,615)
                                        ----------            --------          ------------    -----------
Total net (redemptions) premiums...        944,216             463,752            29,042,359     10,669,830
Net portfolio transfers............          4,556              16,819             1,653,498      8,434,000
Other net transfers................      1,095,841             267,786            31,110,728      4,029,098
                                        ----------            --------          ------------    -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................      2,044,613             748,357            61,806,585     23,132,928
                                        ----------            --------          ------------    -----------
NET CHANGE IN NET ASSETS...........      1,908,068             731,556            48,677,751     23,353,549
NET ASSETS -- BEGINNING OF
 PERIOD............................             --                  --            23,353,549             --
                                        ----------            --------          ------------    -----------
NET ASSETS -- END OF PERIOD........     $1,908,068            $731,556          $ 72,031,300    $23,353,549
                                        ==========            ========          ============    ===========

                                                             AMERICAN FUND
                                     -------------------------------------------------------------

                                        AMERICAN FUNDS GROWTH-           AMERICAN FUNDS GLOBAL
                                            INCOME CLASS B                 SMALL CAP CLASS B
                                               PORTFOLIO                       PORTFOLIO
                                     -----------------------------   -----------------------------
                                     FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                        ENDED        MAY 1, 2001        ENDED        MAY 1, 2001
                                       DEC. 31,      TO DEC. 31,       DEC. 31,      TO DEC. 31,
                                         2002            2001            2002            2001
                                     ------------   --------------   ------------   --------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss).......  $   (104,294)   $   203,296     $   (75,490)     $    2,457
Net (losses) realized gains from
 security transactions.............    (1,218,017)         2,631         (62,855)         (3,195)
Change in unrealized appreciation
 (depreciation) of investments.....    (9,467,301)       187,705      (2,008,930)        284,057
                                     ------------    -----------     -----------      ----------
Net increase (decrease) in net
 assets resulting from
 operations........................   (10,789,612)       393,632      (2,147,275)        283,319
                                     ------------    -----------     -----------      ----------
From capital transactions:
Net premiums.......................    26,843,556      9,964,324       5,560,204       1,370,184
Redemptions........................    (3,240,594)      (485,551)       (288,711)         (9,749)
                                     ------------    -----------     -----------      ----------
Total net (redemptions) premiums...    23,602,962      9,478,773       5,271,493       1,360,435
Net portfolio transfers............       771,004     10,553,976          89,926       1,068,847
Other net transfers................    32,266,332      3,928,616       5,390,926         724,824
                                     ------------    -----------     -----------      ----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................    56,640,298     23,961,365      10,752,345       3,154,106
                                     ------------    -----------     -----------      ----------
NET CHANGE IN NET ASSETS...........    45,850,686     24,354,997       8,605,070       3,437,425
NET ASSETS -- BEGINNING OF
 PERIOD............................    24,354,997             --       3,437,425              --
                                     ------------    -----------     -----------      ----------
NET ASSETS -- END OF PERIOD........  $ 70,205,683    $24,354,997     $12,042,495      $3,437,425
                                     ============    ===========     ===========      ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002

1. BUSINESS. New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO'S operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account presently consists of thirty-nine sub-accounts that support three variable annuity contracts: American Growth Series ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios of the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the Met Investors Series Trust (the "Met Investors Fund"), and the American Funds Insurance Series (the "American Fund"), collectively, (the "Funds"). For convenience, the portfolios, series or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts' assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

ZENITH FUND:
  State Street Research Bond Income Portfolio
  State Street Research Money Market Portfolio
  Harris Oakmark Focused Value Portfolio
  FI Structured Equity Portfolio
  Loomis Sayles Small Cap Portfolio
  Salomon Brothers U.S. Government Portfolio
  Salomon Brothers Strategic Bond Opportunities Portfolio
  Loomis Sayles Balanced Portfolio
  Alger Equity Growth Portfolio
  Davis Venture Value Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  FI Mid Cap Opportunities Portfolio (c)

METROPOLITAN FUND:
  Putnam Large Cap Growth Portfolio
  Putnam International Stock Portfolio
  State Street Research Aurora Portfolio (a)
  Janus Mid Cap Portfolio (a)
  Russell 2000 Index Portfolio (a)
  MetLife Stock Index Portfolio (a)
  Franklin Templeton Small Cap Growth Portfolio (b)
  Neuberger Berman Partners Mid Cap Value Portfolio (b)

METROPOLITAN FUND (CONTINUED):
  Harris Oakmark Large Cap Value Portfolio (c)
  State Street Research Large Cap Value Portfolio (c)
  Lehman Brothers Aggregate Bond Index Portfolio (a)
  Morgan Stanley EAFE Index Portfolio (a)
  MetLife Mid Cap Stock Index Portfolio (a)
  Janus Growth Portfolio (b)
  State Street Research Investment Trust Portfolio (b)

MET INVESTORS FUND:
  MFS Research International Portfolio (b)
  MFS Mid Cap Growth Portfolio (b)
  PIMCO Total Return Portfolio (b)
  PIMCO Innovation Portfolio (b)
  Lord Abbett Bond Debenture Portfolio (b)
  Met/AIM Mid Cap Core Equity Portfolio (c)
  Met/AIM Small Cap Growth Portfolio (c)
  State Street Research Concentrated International Portfolio (c)

AMERICAN FUND:
  American Funds Growth Portfolio (b)
  American Funds Growth-Income Portfolio (b)
  American Funds Global Small Cap Portfolio (b)

(a) On January 22, 2001, operations commenced for seven new sub-accounts added to the Separate Account on that date: State Street Research Aurora Portfolio, Janus Mid Cap Portfolio, Russell 2000 Index Portfolio, MetLife Stock Index Portfolio, Lehman Brothers Aggregate Bond Index Portfolio, Morgan Stanley EAFE Index Portfolio and MetLife Mid Cap Stock Index Portfolio.

(b) On May 1, 2001, operations commenced for twelve new sub-accounts added to the Separate Account on that date: Franklin Templeton Small Cap Growth Portfolio, Neuberger Berman Partners Mid Cap Value Portfolio, Janus Growth Portfolio, State Street Research Investment Trust Portfolio, MFS Research International Portfolio, MFS Mid Cap Growth Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio, Lord Abbett Bond Debenture Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Global Small Cap Portfolio.

(c) On May 1, 2002, operations commenced for the six new sub-accounts added to the Separate Account on that date: FI Mid Cap Opportunities Portfolio, Harris Oakmark Large Cap Value Portfolio, State Street Research Large Cap Value Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES. The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. ANNUITY RESERVES. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

E. USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

F. PURCHASE PAYMENTS. Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as provided in the prospectus.

G. RECLASSIFICATION. Certain reclassifications have been made to the financial statements for the prior periods to conform to current year presentation.

H. PORTFOLIO AND OTHER TRANSFERS. Transfers among the sub-accounts are presented under the caption net portfolio transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. Although variable annuity payments differ according to the investment performance of the Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced proportionately by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the AGS-I and AGS variable annuity contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity contracts, depending on the sub-accounts selected. NELICO charges the Separate Account an Asset-Based Insurance Charge for the AFS variable annuity contracts. The charges are made daily at an annual rate of 1.15% to 2.10% (1.15% to 2.20% for contracts offered as of and after May 1, 2003) of the Separate Account assets attributable to the AFS individual variable annuity contracts, depending on the class of contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of 0.10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration contract charge of $30 per contract against the contract value in the Separate Account for the AGS-I, AGS (though not to exceed 2% of the total AGS-I or AGS contract value) and AFS Contracts. The $30 administration charge is waived on AGS-I and AGS contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on AFS contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
ZENITH FUND:
  State Street Research Bond Income Portfolio...............  $ 56,225     $ 18,967
  State Street Research Money Market Portfolio..............   121,916       86,798
  Harris Oakmark Focused Value Portfolio....................    69,679       17,903
  FI Structured Equity Portfolio............................     5,486       32,395
  Loomis Sayles Small Cap Portfolio.........................    10,616       27,486
  Salomon Brothers U.S. Government Portfolio................    55,088        7,295
  Salomon Brothers Strategic Bond Opportunities Portfolio...    23,224       11,542
  Loomis Sayles Balanced Portfolio..........................    12,756       18,525
  Alger Equity Growth Portfolio.............................    16,883       55,514
  Davis Venture Value Portfolio.............................    47,272       50,630
  MFS Investors Trust Portfolio.............................     3,731        3,094
  MFS Research Managers Portfolio...........................     2,353        5,997
  FI Mid Cap Opportunities Portfolio........................       956          147
METROPOLITAN FUND:
  Putnam Large Cap Growth Portfolio.........................     4,458        3,568
  Putnam International Stock Portfolio......................    43,928       40,156
  State Street Research Aurora Portfolio....................    55,206        6,658
  Janus Mid Cap Portfolio...................................     4,711        3,522
  Russell 2000 Index Portfolio..............................     9,447        1,883
  MetLife Stock Index Portfolio.............................    25,318        3,105
  Franklin Templeton Small Cap Growth Portfolio.............     8,190        1,350
  Neuberger Berman Partners Mid Cap Value Portfolio.........     8,440        1,436
  Harris Oakmark Large Cap Value Portfolio..................     7,763          629
  State Street Research Large Cap Value Portfolio...........     1,832           70
  Lehman Brothers Aggregate Bond Index Portfolio............    26,191        3,079
  Morgan Stanley EAFE Index Portfolio.......................     8,572        2,459
  MetLife Mid Cap Stock Index Portfolio.....................    10,461        2,381
  Janus Growth Portfolio....................................     4,644          796
  State Street Research Investment Trust Portfolio..........     6,047          962
MET INVESTORS FUND:
  MFS Research International Portfolio......................     7,027          702
  MFS Mid Cap Growth Portfolio..............................     6,253          924
  PIMCO Total Return Portfolio..............................    79,587        2,999
  PIMCO Innovation Portfolio................................     3,849        1,438
  Lord Abbett Bond Debenture Portfolio......................    12,813          783
  Met/AIM Mid Cap Core Equity Portfolio.....................     2,255          227
  Met/AIM Small Cap Growth Portfolio........................     2,152          115
  State Street Research Concentrated International
    Portfolio...............................................       847           99
AMERICAN FUND:
  American Funds Growth Portfolio...........................    65,050        3,993
  American Funds Growth-Income Portfolio....................    60,597        4,076
  American Funds Global Small Cap Portfolio.................    11,843        1,218
                                                              --------     --------
    Total...................................................  $903,666     $424,921
                                                              ========     ========

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS. The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                                             ZENITH FUND
                                    ---------------------------------------------------------------------------------------------
                                    STATE STREET      STATE STREET
                                      RESEARCH          RESEARCH        HARRIS OAKMARK                             LOOMIS SAYLES
                                    BOND INCOME       MONEY MARKET      FOCUSED VALUE        FI STRUCTURED           SMALL CAP
                                     PORTFOLIO         PORTFOLIO          PORTFOLIO         EQUITY PORTFOLIO         PORTFOLIO
                                    ------------      ------------      --------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December 31,
 2001.........................         33,599            53,150             48,535               61,754                59,538
Activity 2002:
 Issued.......................         16,247            78,734             34,965                4,582                 8,327
 Redeemed.....................         (8,256)          (62,143)           (14,392)             (17,342)              (16,270)
                                      -------           -------            -------              -------               -------
Outstanding at December 31,
 2002.........................         41,590            69,741             69,108               48,994                51,595
                                      =======           =======            =======              =======               =======
(IN THOUSANDS)
Outstanding at December 31,
 2000.........................         26,739            34,753             27,369               70,346                66,265
Activity 2001:
 Issued.......................         14,330            64,138             30,565                8,763                11,588
 Redeemed.....................         (7,470)          (45,741)            (9,399)             (17,355)              (18,315)
                                      -------           -------            -------              -------               -------
Outstanding at December 31,
 2001.........................         33,599            53,150             48,535               61,754                59,538
                                      =======           =======            =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                        ZENITH FUND
    --------------------------------------------------------------------------------------------------------------------
                       SALOMON BROTHERS
    SALOMON BROTHERS    STRATEGIC BOND    LOOMIS SAYLES       ALGER                         MFS INVESTORS   MFS RESEARCH
    U.S. GOVERNMENT     OPPORTUNITIES       BALANCED      EQUITY GROWTH    DAVIS VENTURE        TRUST         MANAGERS
       PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO      PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------   ------------
         43,266             44,975            60,793         109,828          121,855           18,771         31,555
         42,389             14,923            12,289          14,578           27,213            6,521          4,736
        (12,746)           (10,345)          (17,461)        (31,396)         (28,567)          (5,486)        (9,479)
        -------            -------           -------         -------          -------          -------        -------
         72,909             49,553            55,621          93,010          120,501           19,806         26,812
        =======            =======           =======         =======          =======          =======        =======
         28,212             42,019            61,207         118,611          118,785           14,955         36,163
         24,819             12,547            15,759          23,276           30,204           26,842         12,143
         (9,765)            (9,591)          (16,173)        (32,059)         (27,134)         (23,026)       (16,751)
        -------            -------           -------         -------          -------          -------        -------
         43,266             44,975            60,793         109,828          121,855           18,771         31,555
        =======            =======           =======         =======          =======          =======        =======

      ZENITH FUND
     -------------

      FI MID CAP
     OPPORTUNITIES
       PORTFOLIO
     -------------
             --
          1,268
           (281)
        -------
            987
        =======
             --
             --
             --
        -------
             --
        =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        METROPOLITAN FUND
                                -------------------------------------------------------------------------------------------------
                                  PUTNAM
                                 LARGE CAP           PUTNAM             STATE STREET             JANUS                RUSSELL
                                  GROWTH          INTERNATIONAL           RESEARCH              MID CAP                2000
                                 PORTFOLIO       STOCK PORTFOLIO      AURORA PORTFOLIO         PORTFOLIO          INDEX PORTFOLIO
                                -----------      ---------------      ----------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December
 31, 2001.................         28,544             58,910                25,355                6,391                 5,136
Activity 2002:
 Issued...................         14,434             50,660                50,130                5,124                10,069
 Redeemed.................        (12,156)           (46,089)              (13,215)              (4,302)               (2,920)
                                  -------            -------               -------              -------               -------
Outstanding at December
 31, 2002.................         30,822             63,481                62,270                7,213                12,285
                                  =======            =======               =======              =======               =======
(IN THOUSANDS)
Outstanding at December
 31, 2000.................         15,758             58,501                    --                   --                    --
Activity 2001:
 Issued...................         78,373             54,104                30,519                8,521                 6,277
 Redeemed.................        (65,587)           (53,695)               (5,164)              (2,130)               (1,141)
                                  -------            -------               -------              -------               -------
Outstanding at December
 31, 2001.................         28,544             58,910                25,355                6,391                 5,136
                                  =======            =======               =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    -----------------------------------------------------------------------------------------------------
                                            NEUBERGER        HARRIS                            LEHMAN
                           FRANKLIN          BERMAN          OAKMARK       STATE STREET       BROTHERS
                       TEMPLETON SMALL    PARTNERS MID      LARGE CAP        RESEARCH         AGGREGATE
     METLIFE STOCK        CAP GROWTH        CAP VALUE         VALUE          LARGE CAP       BOND INDEX
    INDEX PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO     PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------
          4,014              4,504             1,361              --               --           12,364
          9,296             12,906             6,975           8,278            2,465           24,890
         (2,207)            (3,611)           (2,027)         (1,132)            (304)          (5,495)
        -------            -------           -------         -------          -------          -------
         11,103             13,799             6,309           7,146            2,161           31,759
        =======            =======           =======         =======          =======          =======
             --                 --                --              --               --               --
          4,799              4,995             1,560              --               --           15,556
           (785)              (491)             (199)             --               --           (3,192)
        -------            -------           -------         -------          -------          -------
          4,014              4,504             1,361              --               --           12,364
        =======            =======           =======         =======          =======          =======

          METROPOLITAN FUND
     ----------------------------

        MORGAN       METLIFE MID
     STANLEY EAFE     CAP STOCK
        INDEX           INDEX
      PORTFOLIO       PORTFOLIO
     ------------   -------------
         4,168           4,234
        12,334          12,151
        (4,173)         (4,014)
       -------         -------
        12,329          12,371
       =======         =======
            --              --
         5,301           8,631
        (1,133)         (4,397)
       -------         -------
         4,168           4,234
       =======         =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                         METROPOLITAN FUND                                 MET INVESTORS FUND
                                  --------------------------------      ---------------------------------------------------------
                                                    STATE STREET
                                     JANUS            RESEARCH           MFS RESEARCH         MFS MID CAP           PIMCO TOTAL
                                    GROWTH           INVESTMENT         INTERNATIONAL            GROWTH               RETURN
                                   PORTFOLIO       TRUST PORTFOLIO        PORTFOLIO            PORTFOLIO             PORTFOLIO
                                  -----------      ---------------      --------------      ----------------      ---------------
(IN THOUSANDS)
Outstanding at December 31,
 2001.......................          3,620                412               1,919                3,695                15,505
Activity 2002:
 Issued.....................          8,375              1,202               9,783               12,150                81,046
 Redeemed...................         (2,107)              (279)             (1,743)              (2,699)              (11,048)
                                    -------            -------             -------              -------               -------
Outstanding at December 31,
 2002.......................          9,888              1,335               9,959               13,146                85,503
                                    =======            =======             =======              =======               =======
(IN THOUSANDS)
Outstanding at December 31,
 2000.......................             --                 --                  --                   --                    --
Activity 2001:
 Issued.....................          3,908                444               2,103                4,099                16,304
 Redeemed...................           (288)               (32)               (184)                (404)                 (799)
                                    -------            -------             -------              -------               -------
Outstanding at December 31,
 2001.......................          3,620                412               1,919                3,695                15,505
                                    =======            =======             =======              =======               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                     MET INVESTORS FUND                                            AMERICAN FUND
    -------------------------------------------------------------------------------------   ----------------------------
                                                                           STATE STREET                       AMERICAN
                                           MET/AIM MID       MET/AIM         RESEARCH         AMERICAN         FUNDS
         PIMCO         LORD ABBETT BOND     CAP CORE        SMALL CAP      CONCENTRATED         FUNDS         GROWTH-
       INNOVATION         DEBENTURE          EQUITY          GROWTH        INTERNATIONAL       GROWTH          INCOME
       PORTFOLIO          PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
    ----------------   ----------------   -------------   -------------   ---------------   -------------   ------------
          3,963              2,365                --              --               --            2,134          2,993
         11,733             10,131             2,344           2,420              989            7,844          9,367
         (6,228)            (1,566)             (300)           (169)            (161)          (1,190)        (1,693)
        -------            -------           -------         -------          -------          -------        -------
          9,468             10,930             2,044           2,251              828            8,788         10,667
        =======            =======           =======         =======          =======          =======        =======
             --                 --                --              --               --               --             --
          4,897              2,701                --              --               --            2,430          3,387
           (934)              (336)               --              --               --             (296)          (394)
        -------            -------           -------         -------          -------          -------        -------
          3,963              2,365                --              --               --            2,134          2,993
        =======            =======           =======         =======          =======          =======        =======

     AMERICAN FUND
     --------------

     AMERICAN FUNDS
      GLOBAL SMALL
     CAP PORTFOLIO
     --------------
          2,562
         10,538
         (1,854)
        -------
         11,246
        =======
             --
          2,887
           (325)
        -------
          2,562
        =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for each of the two years in the period ended December 31, 2002 or lesser time period if applicable.

                                                                       ZENITH FUND
                                     --------------------------------------------------------------------------------
                                       STATE STREET         STATE STREET            HARRIS
                                       RESEARCH BOND          RESEARCH              OAKMARK
                                          INCOME            MONEY MARKET         FOCUSED VALUE        FI STRUCTURED
                                         PORTFOLIO            PORTFOLIO            PORTFOLIO        EQUITY PORTFOLIO
                                     -----------------    -----------------    -----------------    -----------------
2002
Units (In thousands)...............             41,590               69,741               69,108               48,994
Unit Value(1)......................  $   3.66 to $4.44    $   1.94 to $2.35    $   2.20 to $2.42    $   1.75 to $1.92
Net Assets (In Thousands)..........  $         181,150    $         159,444    $         164,783    $          93,057
Investment Income Ratio to Average
 Net Assets(2).....................               4.54%                1.31%                0.20%                0.92%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................            6% to 7%            -1% to 0%         -11% to -10%         -21% to -20%
2001
Units (In thousands)...............             33,599               53,150               48,535               61,754
Unit Value(1)......................  $    3.46 to 4.15    $   1.96 to $2.35    $   2.47 to $2.69    $   2.22 to $2.41
Net Assets (In Thousands)..........  $         138,063    $         123,089    $         129,180    $         147,774
Investment Income Ratio to Average
 Net Assets(2).....................                8.0%                 3.6%                 0.5%                 0.9%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.86%
Total Return(4)....................            3% to 7%             0% to 3%            4% to 26%          -15% to -9%

                                        ZENITH FUND
                                     ------------------

                                       LOOMIS SAYLES
                                         SMALL CAP
                                         PORTFOLIO
                                     ------------------
2002
Units (In thousands)...............             51,595
Unit Value(1)......................  $   1.63 to $1.77
Net Assets (In Thousands)..........  $          90,703
Investment Income Ratio to Average
 Net Assets(2).....................               0.11%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%
Total Return(4)....................                -23%
2001
Units (In thousands)...............             59,538
Unit Value(1)......................  $   2.13 to $2.29
Net Assets (In Thousands)..........  $         135,409
Investment Income Ratio to Average
 Net Assets(2).....................                7.3%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%
Total Return(4)....................         -10% to -5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                          ZENITH FUND
-------------------------------------------------------------------------------------------------------------------------------
         SALOMON        SALOMON BROTHERS
        BROTHERS         STRATEGIC BOND                            ALGER EQUITY
     U.S. GOVERNMENT      OPPORTUNITIES       LOOMIS SAYLES           GROWTH             DAVIS VENTURE         MFS INVESTORS
        PORTFOLIO           PORTFOLIO       BALANCED PORTFOLIO       PORTFOLIO          VALUE PORTFOLIO       TRUST PORTFOLIO
    -----------------   -----------------   ------------------   -----------------   ---------------------   ------------------
              72,909              49,553               55,621               93,010               120,501                19,806
    $  1.48 to $1.60    $  1.62 to $1.75    $   1.18 to $1.28    $   1.70 to $1.83     $   2.06 to $2.22     $   0.64 to $0.66
    $        115,249    $         85,879    $          70,508    $         169,121     $         265,311     $          12,979
                4.16%               6.88%                2.44%                0.00%                 0.88%                 0.45%
       1.35% to 1.40%      1.35% to 1.40%       1.15% to 2.45%       1.15% to 2.45%        1.15% to 2.45%        1.15% to 2.45%
             5% to 6%            7% to 8%         -16% to -15%         -35% to -34%          -18% to -17%          -26% to -21%
              43,266              44,975               60,793              109,828               121,855                18,771
    $  1.41 to $1.50    $  1.51 to $1.62    $   1.40 to $1.50    $   2.60 to $2.78     $   2.52 to $2.69     $   0.81 to $0.84
    $         64,481    $         72,204    $          90,522    $         303,228     $         325,852     $          15,612
                 5.7%                6.9%                 4.1%                 6.1%                 10.4%                  0.4%
       1.15% to 1.85%      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%        1.15% to 1.85%        1.15% to 1.85%
             3% to 5%            2% to 5%           -6% to -2%          -13% to -9%           -12% to -5%           -17% to -7%

                  ZENITH FUND
---  -------------------------------------

       MFS RESEARCH         FI MID CAP
         MANAGERS          OPPORTUNITIES
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
               26,812                  987
     $  0.64 to $0.66    $            0.81
     $         17,632    $             798
                 0.17%                0.00%
        1.15% to 2.45%       1.35% to 1.40%
          -26% to -25%                 -19%
               31,555                   --
     $  0.86 to $0.88                   --
     $         27,740                   --
                  1.0%                  --
        1.15% to 1.85%                  --
          -22% to -10%                  --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                    METROPOLITAN FUND
                                     --------------------------------------------------------------------------------
                                                                                 STATE STREET
                                       PUTNAM LARGE            PUTNAM              RESEARCH
                                        CAP GROWTH          INTERNATIONAL           AURORA            JANUS MID CAP
                                         PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO            PORTFOLIO
                                     -----------------    -----------------    -----------------    -----------------
2002
Units (In thousands)...............             30,822               63,481               62,270                7,213
Unit Value(1)......................  $   0.34 to $0.35    $   0.86 to $0.96    $   1.06 to $1.09    $   1.04 to $1.10
Net Assets (In Thousands)..........  $          10,651    $          60,050    $          67,539    $           7,806
Investment Income Ratio to Average
 Net Assets(2).....................               0.00%                0.86%                0.49%                0.00%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -30%                 -19%         -23% to -22%         -31% to -30%
2001
Units (In thousands)...............             28,544               58,910               25,355                6,391
Unit Value(1)......................  $            0.49    $   1.06 to $1.18    $   1.38 to $1.40    $   1.50 to $1.57
Net Assets (In Thousands)..........  $          14,078    $          68,676    $          35,487    $           9,896
Investment Income Ratio to Average
 Net Assets(2).....................                0.0%                 3.7%                 0.3%                 0.0%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%       1.15% to 1.85%
Total Return(4)....................        -31% to -14%          -22% to -9%           -2% to 14%         -40% to -17%

                                     METROPOLITAN FUND
                                     ------------------

                                        RUSSELL 2000
                                      INDEX PORTFOLIO
                                     ------------------
2002
Units (In thousands)...............             12,285
Unit Value(1)......................  $   0.90 to $0.94
Net Assets (In Thousands)..........  $          11,406
Investment Income Ratio to Average
 Net Assets(2).....................               0.52%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%
Total Return(4)....................                -22%
2001
Units (In thousands)...............              5,136
Unit Value(1)......................  $   1.16 to $1.19
Net Assets (In Thousands)..........  $           6,037
Investment Income Ratio to Average
 Net Assets(2).....................                0.1%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%
Total Return(4)....................          -3% to -1%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                      METROPOLITAN FUND
------------------------------------------------------------------------------------------------------------------------------
                            FRANKLIN                                 HARRIS
                         TEMPLETON SMALL    NEUBERGER BERMAN         OAKMARK            STATE STREET         LEHMAN BROTHERS
      METLIFE STOCK        CAP GROWTH       PARTNERS MID CAP        LARGE CAP        RESEARCH LARGE CAP       AGGREGATE BOND
     INDEX PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO     VALUE PORTFOLIO       VALUE PORTFOLIO       INDEX PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   ---------------------   ------------------
               11,103             13,799               6,309                7,146                 2,161                31,759
    $   2.45 to $2.77   $  0.62 to $0.63    $  1.30 to $1.35    $   0.94 to $0.98     $            0.79     $   1.19 to $1.24
    $          29,767   $          8,615    $          8,419    $           6,941     $           1,712     $          38,892
                1.54%               0.00%               0.15%                0.55%                 0.80%                 2.12%
       1.15% to 2.45%      1.15% to 2.45%      1.15% to 2.45%       1.35% to 1.40%        1.35% to 1.40%        1.15% to 2.45%
         -24% to -23%        -30% to -29%        -12% to -11%         -18% to -15%          -23% to -21%              8% to 9%
                4,014              4,504               1,361                   --                    --                12,364
    $   3.23 to $3.61   $           0.88    $   1.47 to $1.5                   --                    --     $   1.10 to $1.14
    $          14,055   $          3,961    $          2,042                   --                    --     $          13,956
                 0.7%                0.0%                0.0%                  --                    --                   0.7%
       1.15% to 1.85%      1.15% to 1.85%      1.15% to 1.85%                  --                    --         1.15% to 1.85%
          -15% to -7%         -12% to -8%          -4% to -3%                  --                    --               3% to 5%

               METROPOLITAN FUND
---  -------------------------------------

      MORGAN STANLEY      METLIFE MID CAP
        EAFE INDEX          STOCK INDEX
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
               12,329               12,371
     $  0.68 to $0.71    $   0.85 to $0.87
     $          8,631    $          10,670
                 0.32%                0.26%
        1.15% to 2.45%       1.15% to 2.45%
                  -18%         -17% to -16%
                4,168                4,234
     $     0.83 $0.86    $   1.02 to $1.03
     $          3,547    $           4,326
                  0.2%                 0.2%
        1.15% to 1.85%       1.15% to 1.85%
          -23% to -10%           -2% to -1%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                               METROPOLITAN FUND               MET INVESTORS FUND
                                     --------------------------------------    -----------------
                                                            STATE STREET
                                                              RESEARCH           MFS RESEARCH
                                       JANUS GROWTH          INVESTMENT          INTERNATIONAL
                                         PORTFOLIO         TRUST PORTFOLIO         PORTFOLIO
                                     -----------------    -----------------    -----------------
2002
Units (In thousands)...............              9,888                1,335                9,959
Unit Value(1)......................  $   0.52 to $0.53    $   4.10 to $4.94    $   0.73 to $0.74
Net Assets (In Thousands)..........  $           5,226    $           6,287    $           7,348
Investment Income Ratio to Net
 Assets(2).........................               0.00%                0.48%                0.19%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -32%         -28% to -27%         -14% to -13%
2001
Units (In thousands)...............              3,620                  412                1,919
Unit Value(1)......................  $   0.77 to $0.78    $   5.68 to $6.77    $   0.84 to $0.85
Net Assets (In Thousands)..........  $           2,804    $           2,640    $           1,659
Investment Income Ratio to Net
 Assets(2).........................                0.0%                 0.0%                 0.0%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%       1.40% to 2.10%
Total Return(4)....................        -23% to -18%          -12% to -9%         -13% to -11%

                                             MET INVESTORS FUND
                                     ---------------------------------------

                                        MFS MID CAP
                                          GROWTH             PIMCO TOTAL
                                         PORTFOLIO         RETURN PORTFOLIO
                                     -----------------    ------------------
2002
Units (In thousands)...............             13,146               85,503
Unit Value(1)......................  $   0.45 to $0.46    $   1.12 to $1.14
Net Assets (In Thousands)..........  $           5,979    $          97,131
Investment Income Ratio to Net
 Assets(2).........................               0.76%                0.00%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 2.45%       1.15% to 2.45%
Total Return(4)....................                -45%             7% to 8%
2001
Units (In thousands)...............              3,695               15,505
Unit Value(1)......................  $   0.82 to $0.83    $            1.07
Net Assets (In Thousands)..........  $           3,069    $          16,337
Investment Income Ratio to Net
 Assets(2).........................                0.0%                 1.6%
Expenses as a Percent of Average
 Net Assets(3).....................      1.15% to 1.85%       1.15% to 1.85%
Total Return(4)....................        -16% to -11%             6% to 7%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(3) These ratios represent the annualized contract expenses of the Separate Account, consisting of mortality and expense charges and asset-based insurance, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                                              MET INVESTORS FUND                                                AMERICAN FUND
    -------------------------------------------------------------------------------------------------------   ------------------
          PIMCO            LORD ABBETT         MET/AIM MID        MET/AIM SMALL          STATE STREET
       INNOVATION        BOND DEBENTURE         CAP CORE           CAP GROWTH        RESEARCH CONCENTRATED      AMERICAN FUNDS
        PORTFOLIO           PORTFOLIO       EQUITY PORTFOLIO        PORTFOLIO       INTERNATIONAL PORTFOLIO    GROWTH PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------------   ------------------
                9,468             10,930                2,044               2,251                    828                  8,788
    $   0.29 to $0.30   $  1.28 to $1.37    $   0.96 to $0.97   $   0.84 to $0.85      $   0.88 to $0.89      $   7.28 to $8.39
    $           2,804   $         14,700    $           1,976   $           1,908      $             732      $          72,031
                 0.00%              5.94%                0.15%               0.00%                  0.26%                  0.05%
        1.15% to 2.45%     1.15% to 2.45%       1.35% to 1.40%      1.35% to 1.40%         1.35% to 1.40%         1.15% to 2.45%
          -52% to -51%          -3% to 2%         -16% to -12%        -29% to -24%           -19% to -16%                   -26%
                3,963              2,365                   --                  --                     --                  2,134
    $            0.61   $  1.32 to $1.39                   --                  --                     --      $  9.67 to $11.48
    $           2,414   $          3,236                   --                  --                     --      $          23,354
                  0.0%               2.0%                  --                  --                     --                    5.6%
        1.15% to 1.85%     1.15% to 1.85%                  --                  --                     --          1.40% to 2.10%
          -26% to -19%          -1% to 1%                  --                  --                     --            -15% to -11%

                 AMERICAN FUND
     -------------------------------------
      AMERICAN FUNDS      AMERICAN FUNDS
       GROWTH-INCOME       GLOBAL SMALL
         PORTFOLIO         CAP PORTFOLIO
     -----------------   -----------------
               10,667               11,246
     $  5.75 to $6.88    $   1.03 to $1.08
     $         70,206    $          12,042
                 1.50%                0.77%
        1.15% to 2.45%       1.15% to 2.45%
          -20% to -19%         -21% to -20%
                2,993                2,562
     $  7.20 to $8.54    $   1.31 to $1.35
     $         24,355    $           3,437
                  2.5%                 0.9%
        1.40% to 2.10%       1.15% to 1.85%
            -4% to -3%           -9% to -8%

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 19, 2003

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2002 AND 2001
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2002      2001
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $658 and $340, respectively)...........  $  685    $  344
  Equity securities, at fair value (cost: $24 and $30,
    respectively)...........................................      23        27
  Policy loans..............................................     270       262
  Other limited partnership interests.......................      15        20
  Short-term investments....................................      34        --
  Other invested assets.....................................      10        12
                                                              ------    ------
      Total investments.....................................   1,037       665
                                                              ------    ------
Cash and cash equivalents...................................     106       210
Accrued investment income...................................      17        19
Premiums and other receivables..............................     180       133
Deferred policy acquisition costs...........................   1,269     1,185
Other assets................................................      89       113
Separate account assets.....................................   5,425     5,725
                                                              ------    ------
      TOTAL ASSETS..........................................  $8,123    $8,050
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $  338    $  245
  Policyholder account balances.............................     748       661
  Other policyholder funds..................................     306       296
  Policyholder dividends payable............................       2         2
  Current income taxes payable..............................      18        --
  Deferred income taxes payable.............................      63        68
  Other liabilities.........................................     254       115
  Separate account liabilities..............................   5,425     5,725
                                                              ------    ------
      TOTAL LIABILITIES.....................................   7,154     7,112
                                                              ------    ------
Commitments and contingencies (Note 6)
STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value; 1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     295       284
Accumulated other comprehensive income......................      24         4
                                                              ------    ------
      TOTAL STOCKHOLDER'S EQUITY............................     969       938
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,123    $8,050
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                              2002    2001    2000
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 91    $117    $125
Universal life and investment-type product policy fees......   407     351     272
Net investment income.......................................    36      44      63
Other revenues..............................................   190     221     283
Net investment losses.......................................   (11)     (1)    (28)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   713     732     715
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   131     104     150
Interest credited to policyholder account balances..........    30      24      20
Policyholder dividends......................................     5       3      18
Other expenses..............................................   477     463     490
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   643     594     678
                                                              ----    ----    ----
Income before provision for income taxes, cumulative effect
  of a change in accounting principle, and minority
  interest..................................................    70     138      37
Provision for income taxes..................................    14      42      25
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    56      96      12
Cumulative effect of a change in accounting principle.......   (15)     --      --
Minority interest...........................................   (25)    (20)     --
                                                              ----    ----    ----
NET INCOME..................................................  $ 16    $ 76    $ 12
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                                                        ACCUMULATED
                                                               ADDITIONAL                  OTHER
                                                      COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                      STOCK     CAPITAL     EARNINGS   (LOSS) INCOME   TOTAL
                                                      ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 1999........................    $3        $647        $215         $(11)       $854
  Dividends on preferred stock......................                           (11)                     (11)
  Comprehensive income:
    Net income......................................                            12                       12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes................................                                          2           2
                                                                                                       ----
  Comprehensive income..............................                                                     14
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2000........................     3         647         216           (9)        857
  Dividends on preferred stock......................                            (8)                      (8)
  Comprehensive income:
    Net income......................................                            76                       76
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         13          13
                                                                                                       ----
  Comprehensive income..............................                                                     89
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2001........................     3         647         284            4         938
  Dividends on preferred stock......................                            (5)                      (5)
  Comprehensive income:
    Net income......................................                            16                       16
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         20          20
                                                                                                       ----
  Comprehensive income..............................                                                     36
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2002........................    $3        $647        $295         $ 24        $969
                                                        ==        ====        ====         ====        ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                               2002      2001      2000
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $    16   $    76   $    12
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8        10        13
    Losses from sale of investments.........................       11         1        28
    Interest credited to policyholder account balances......       30        24        20
    Universal life and investment-type product policy
     fees...................................................     (407)     (351)     (272)
    Change in accrued investment income.....................        2         1        10
    Change in premiums and other receivables................        6       (12)       (2)
    Change in deferred policy acquisition costs, net........      (79)     (153)     (113)
    Change in insurance-related liabilities.................      103       102      (420)
    Change in income taxes payable..........................        3        40       (11)
    Change in other liabilities.............................      139       (64)       26
  Other, net................................................       42       123       177
                                                              -------   -------   -------
Net cash used in operating activities.......................     (126)     (203)     (532)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      176       135       587
    Equity securities.......................................        1        --        35
  Purchases of:
    Fixed maturities........................................     (550)     (226)      (87)
    Equity securities.......................................       --        (5)       (9)
  Net change in short-term investments......................      (34)       10        53
  Net change in policy loans................................       (8)      (28)      (52)
  Loss from sale of business, net...........................       --        --       (54)
  Other, net................................................       39       (19)       (3)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (376)     (133)      470
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,426     2,109     1,712
    Withdrawals.............................................   (1,023)   (1,669)   (1,532)
  Long-term debt repaid.....................................       --        --       (77)
  Dividends on preferred stock..............................       (5)       (8)      (11)
                                                              -------   -------   -------
Net cash provided by financing activities...................      398       432        92
                                                              -------   -------   -------
Change in cash and cash equivalents.........................     (104)       96        30
Cash and cash equivalents, beginning of year................      210       114        84
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   106   $   210   $   114
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     1   $     2   $     7
                                                              =======   =======   =======
    Income taxes............................................  $     6   $     7   $    22
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations), New England Securities Corporation ("NES"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. NELICO owns a majority interest in MetLife Advisers LLC ("Advisers") and New England Financial Distributors LLC ("NEFD"). On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisers was owned 100% by the Company. On January 1, 2001 the Company entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisers. The Company retained 100% of the voting interests.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates, and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisers not attributable to the Company's ownership of $25 million and $20 million for the years ended December 31, 2002 and 2001, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2002 and 2001, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the fixed maturities impairment evaluation process include, but are not limited to: (i) The length of time and the extent to which the market value has been below amortized cost; (ii) The potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) The potential for impairments in an entire industry sector or sub-sector; (iv) The potential for impairments in certain economically depressed geographic locations; (v) The potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) Other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Policy loans are stated at unpaid principal balances, which are not in excess of net cash surrender values of related insurance policies. Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

VARIABLE INTEREST ENTITIES

Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain investments in real estate joint ventures and other limited partnership interests meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate in accordance with the provisions of FIN 46 at:

                                                                DECEMBER 31, 2002
                                                              ----------------------
                                                                           MAXIMUM
                                                               TOTAL       EXPOSURE
                                                               ASSETS      TO LOSS
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
Other structured investment transactions....................     $18         $  --(1)
Other limited partnership interests.........................       1             1(2)
                                                                 ---         -----
    Total...................................................     $19         $   1
                                                                 ===         =====

---------------
(1) The maximum exposure to loss is based on the carrying value of beneficial interests.

(2) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

The other structured investment is an equity interest in a life insurance entity that the Company holds. This entity, which reinsures certain risks from the Company and Metropolitan Life, was established to facilitate the retention of top producing agents and to increase the quality of insurance written by such agents through the use of agent-owned participating equity.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation and amortization of property, equipment, and leasehold improvements was $4 million and $54 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $168,000, $1 million and $9 million for the years ended December 31, 2002, 2001 and 2000, respectively. During 2002, the Company received $27 million from Metlife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

application development stage are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $15 million and $10 million at December 31, 2002 and 2001, respectively. Related amortization expense was $5 million, $8 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-participating traditional life, non-medical health policies and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,185    $1,021    $  931
Capitalization of policy acquisition costs..................     189       216       223
                                                              ------    ------    ------
    Total...................................................   1,374     1,237     1,154
                                                              ------    ------    ------
Amortization allocated to:
  Net realized investment losses............................      --        --         1
  Unrealized investment (losses) gains......................      (4)      (11)       23
  Other expenses............................................     109        63       109
                                                              ------    ------    ------
    Total amortization......................................     105        52       133
                                                              ------    ------    ------
Balance at December 31......................................  $1,269    $1,185    $1,021
                                                              ======    ======    ======

Amortization of deferred policy acquisition costs is allocated to: (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized to earnings, if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During the fourth quarter of 2002, the Company completed the goodwill impairment tests, which indicated the Company's goodwill was impaired. The Company wrote off all of the goodwill and recorded a cumulative effect of a change in accounting principle of $15 million. The goodwill impairment was due to reductions in anticipated future performance of its subsidiary, Nathan and Lewis Securities, Inc.

Net income for the years ended December 31, 2001 and 2000, adjusted to exclude amortization of goodwill, would have been $78 million and $14 million, respectively.

Changes in goodwill were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................   $ 15       $17       $19
Impairment losses...........................................    (15)       --        --
Amortization................................................     --        (2)       (2)
                                                               ----       ---       ---
Net balance at December 31..................................   $ --       $15       $17
                                                               ====       ===       ===

                                                              DECEMBER 31,
                                                              -------------
                                                              2002     2001
                                                              -----    ----
                                                               (DOLLARS IN
                                                                MILLIONS)
Accumulated amortization....................................  $ --      $8
                                                              =====     ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 3%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force and 9% of the number of life insurance policies in force at December 31, 2002 and 2001. Participating policies represented approximately 52% and 70%, 52% and 67% and 55% and 65% of gross and net life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

INCOME TAXES

Beginning in taxable year 2002, NELICO joins with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair market value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the investments of the separate account accrue directly to contract holders and, accordingly, are not reflected in the Company's consolidated financial statements. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "Variable Interest Entities."

Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS 141 did not have an impact on the Company's consolidated financial statements for 2002.

Effective January 1, 2002, the Company adopted SFAS No. 142 Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $2 million for both years ended December 31, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in the fourth quarter of 2002 as a cumulative effect of a change in accounting principle.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have an impact on the Company's consolidated financial statements for 2002.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections. In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and will not have a significant impact on the Company's consolidated results of operations, financial position or cash flows.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     371        19       2         388
  Mortgage-backed securities................................     147         3      --         150
  Foreign corporate securities..............................      60         4       1          63
  U.S. treasuries/agencies..................................      22         2      --          24
  Asset-backed securities...................................      40         2      --          42
  Foreign government securities.............................       1        --      --           1
  Other fixed income assets.................................      17        --      --          17
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $658       $30      $3        $685
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 24       $--      $1        $ 23
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     179         6       3         182
  Mortgage-backed securities................................      83        --      --          83
  Foreign corporate securities..............................      21         1       1          21
  U.S. treasuries/agencies..................................      27         1      --          28
  Asset-backed securities...................................      11        --      --          11
  Foreign government securities.............................       4        --      --           4
  Other fixed income assets.................................      15        --      --          15
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $340       $ 8      $4        $344
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 30       $--      $3        $ 27
                                                                ====       ===      ==        ====

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $28 million for the years ended December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $1 million and $657 thousand at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 11          $ 12
Due after one year through five years.......................     200           207
Due after five years through ten years......................     179           189
Due after ten years.........................................      81            84
                                                                ----          ----
    Subtotal................................................     471           492
Mortgage-backed and asset-backed securities.................     187           193
                                                                ----          ----
  Total fixed maturities....................................    $658          $685
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2002      2001      2000
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................   $62      $127      $119
Gross investment gains......................................     1         2         1
Gross investment losses.....................................     3         2         1

Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $9 million and $1 million, respectively. There were no writedowns for the year ended December 31, 2000.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2002 and 2001.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $24       $23       $48
Equity securities...........................................   --         1         2
Policy loans................................................   15        14        12
Other limited partnership interests.........................   (6)        5         2
Cash, cash equivalents and short-term investments...........    4        --        --
Other.......................................................    2         2         4
                                                              ---       ---       ---
    Total...................................................   39        45        68
Less: Investment expenses...................................    3         1         5
                                                              ---       ---       ---
    Net investment income...................................  $36       $44       $63
                                                              ===       ===       ===

NET INVESTMENT LOSSES

Net investment losses were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $(5)      $--       $ --
Equity securities...........................................   (6)       --        (28)
Other.......................................................   --        (1)        (1)
                                                              ----      ---       ----
    Total...................................................  (11)       (1)       (29)
Amounts allocable to deferred policy acquisition costs......   --        --          1
                                                              ----      ---       ----
    Net investment losses...................................  $(11)     $(1)      $(28)
                                                              ====      ===       ====

Investment losses have been reduced by deferred policy acquisition costs to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $27       $ 4       $(5)
Equity securities...........................................   (1)       (3)       (2)
Other invested assets.......................................   (1)       (2)       --
                                                              ----      ---       ---
    Total...................................................   25        (1)       (7)
                                                              ----      ---       ---
Amounts allocable to:
  Deferred policy acquisition costs.........................    9         5        (6)
Deferred income taxes.......................................  (10)       --         4
                                                              ----      ---       ---
    Total...................................................   (1)        5        (2)
                                                              ----      ---       ---
    Net unrealized investment gains (losses)................  $24       $ 4       $(9)
                                                              ====      ===       ===

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $ 4       $(9)      $(11)
Unrealized gains during the year............................   26         6         25
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................    4        11        (23)
Deferred income taxes.......................................  (10)       (4)        --
                                                              ----      ---       ----
Balance at December 31......................................  $24       $ 4       $ (9)
                                                              ====      ===       ====
Net change in unrealized investment gains...................  $20       $13       $  2
                                                              ====      ===       ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2002
Assets:
  Fixed maturities..........................................    $685         $685
  Equity securities.........................................      23           23
  Policy loans..............................................     270          270
  Short-term investments....................................      34           34
  Cash and cash equivalents.................................     106          106
Liabilities:
  Policyholder account balances.............................     282          264

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     210          210
Liabilities:
  Policyholder account balances.............................     228          222

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              ----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                              2002       2001     2002     2001
                                                              -----      -----    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $  --      $ 286    $ 13     $ 45
  Interest cost.............................................     --         --       1        1
  Actuarial losses (gains)..................................     --         --       3       (1)
  Transfers in (out of controlled group)....................     --       (286)     --      (31)
  Benefits paid.............................................     --         --      (1)      (1)
                                                              -----      -----    ----     ----
Projected benefit obligation at end of year.................     --         --      16       13
                                                              -----      -----    ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     --        213      --       --
  Transfers in (out of controlled group)....................     --       (213)     --       --
                                                              -----      -----    ----     ----
Contract value of plan assets at end of year................     --         --      --       --
Under funded................................................     --         --     (16)     (13)
                                                              -----      -----    ----     ----
Unrecognized net actuarial (gains)..........................     --         --     (14)     (18)
                                                              -----      -----    ----     ----
Prepaid accrued benefit cost................................  $  --      $  --    $(30)    $(31)
                                                              =====      =====    ====     ====

There were no aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans.

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2002       2001     2002     2001
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................     N/A       N/A     6.75%    7.40%
Expected rate of return on plan assets......................     N/A       N/A      N/A      N/A
Rate of compensation increase...............................     N/A       N/A      N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9% in 2002, gradually decreasing to 5% in 2010 and generally 9.5% in 2001, gradually decreasing to 5% over five years.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                                    PENSION BENEFITS           OTHER BENEFITS
                                                 ----------------------    ----------------------
                                                 2002     2001     2000    2002     2001     2000
                                                 -----    -----    ----    -----    -----    ----
                                                              (DOLLARS IN MILLIONS)
Service cost...................................    --       --       7       --       --       1
Interest cost..................................    --       --      20        1        1       3
Expected return on plan assets.................    --       --     (19)      --       --      --
Amortization of prior actuarial gains..........    --       --       1       (1)      (1)     (1)
                                                 -----    -----    ----    -----    -----    ---
Net periodic benefit cost......................  $ --     $ --     $ 9     $ --     $ --     $ 3
                                                 =====    =====    ====    =====    =====    ===

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the year ended December 31, 2000. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

5. SEPARATE ACCOUNTS

The Company has non-guaranteed separate accounts totaling $5,425 million and $5,725 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $54 million, $48 million and $46 million for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2002, 2001, and 2000.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

7. INCOME TAXES

The provision for income tax expense was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $ 29       $(2)     $ 36
                                                               ----       ---      ----
                                                                 29        (2)       36
                                                               ----       ---      ----
Deferred:
  Federal...................................................    (15)       44       (12)
  State and local...........................................     --        --         1
                                                               ----       ---      ----
                                                                (15)       44       (11)
                                                               ----       ---      ----
Provision for income taxes..................................   $ 14       $42      $ 25
                                                               ====       ===      ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................  $25       $48       $13
Tax effect of:
  Tax exempt investment income..............................   (3)       (2)       --
  Sale of Subsidiaries......................................   --        --        10
  Other, net................................................   (8)       (4)        2
                                                              ---       ---       ---
Provision for income taxes..................................  $14       $42       $25
                                                              ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $300          $284
  Tax loss carry-forwards...................................     10            10
  Other.....................................................     22            20
                                                               ----          ----
                                                                332           314
                                                               ----          ----
  Less: valuation allowance.................................     10            10
                                                               ----          ----
                                                                322           304
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     (5)            6
  Deferred policy acquisition costs.........................    365           344
  Net unrealized investment gains...........................     10             4
  Other.....................................................     15            18
                                                               ----          ----
                                                                385           372
                                                               ----          ----
Net deferred income tax liability...........................   $(63)         $(68)
                                                               ====          ====

8. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. Risks in excess of $5 million are 100% reinsured. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228      $ 305      $ 221
Reinsurance assumed.........................................     --        (10)        11
Reinsurance ceded...........................................   (137)      (178)      (107)
                                                              -----      -----      -----
Net premiums................................................  $  91      $ 117      $ 125
                                                              =====      =====      =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 127      $ 102      $  73
                                                              =====      =====      =====

Reinsurance recoverables, included in premiums and other receivables, were $116 million and $94 million at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 7       $ 4       $ 4
  Reinsurance recoverables..................................   (5)       (3)       (3)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    2         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1         1        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    3         2         1
  Add: Reinsurance recoverables.............................   10         5         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $13       $ 7       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other expenses were comprised of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Compensation................................................  $  99      $ 106      $  92
Commissions.................................................    250        224        234
Amortization of policy acquisition costs....................    109         63        109
Capitalization of policy acquisition costs..................   (189)      (216)      (223)
Advisory fees...............................................     84         95         85
Insurance taxes, licenses, and fees.........................      8         23         27
Agency allowances...........................................     69         90         86
Other.......................................................     47         78         80
                                                              -----      -----      -----
  Total other expenses......................................  $ 477      $ 463      $ 490
                                                              =====      =====      =====

10. STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31. In addition, Dividends cannot be paid from a source other than statutory surplus without prior approval of the Commissioner. Since NELICO's statutory surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2002, 2001 and 2000. The Company paid preferred dividends of $5 million, $8 million, and $11 million during the years ended December 31, 2002, 2001, and 2000, respectively, with prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net (loss) income of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was ($35) million, $2 million and ($11) million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $360 million and $364 million at December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

The Division required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $10       $20       $ 23
Income tax effect of holding (gains) or losses..............   (3)       (5)        16
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   16       (12)        --
  Amortization of premiums and accretion of discounts on
    investments.............................................    1        (1)        --
  Income tax effect.........................................   (6)        3         --
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................    4        11        (23)
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................   (2)       (3)       (14)
                                                              ---       ----      ----
Other comprehensive income..................................  $20       $13       $  2
                                                              ===       ====      ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $154 million and $73 million for administrative services in 2002 and 2001 respectively. The Company charged Metropolitan Life $164 million for administrative services for 2000. In addition, $61 million was charged to Metropolitan Life by the Company for other miscellaneous services for 2000. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

During 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $5 million, $8 million and $11 million of dividends on the preferred stock in 2002, 2001 and 2000, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. Under these agreements, which expired in 2001, the Company paid $0, $5 million, $0 in 2002, 2001 and 2000, respectively.

Commissions earned by NES from sales of shares in funds sponsored by New England Funds ("NEF"), a subsidiary of MetLife through October 2000, were $12 million in 2000. NES earned asset-based income of $10 million on assets under management with NEF of approximately $3,500 million in 2000.

Management believes intercompany expenses have been calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $34 million, $32 million, and $28 million in 2002, 2001 and 2000, respectively.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Life and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Life and Health provides group life, medical, and disability contracts to corporations and small businesses and provides disability income coverage to individuals. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2002, 2001 and 2000. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2002                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   75       $    3     $   --       $11         $    2      $   91
Universal life and investment-type product
  policy fees.............................       281           41         10        --             75         407
Net investment income.....................         6            8          2         1             19          36
Other revenues............................        13           (3)         4         7            169         190
Net investment losses.....................        (1)          (1)        --        --             (9)        (11)
Policyholder benefits and claims..........       110            7         --         8              6         131
Interest credited to policyholder.........        21            6          3        --             --          30
Policyholders' Dividends..................         5           --         --        --             --           5
Other Expenses............................       195           36         12         8            226         477
Income (loss) before provision for income
  taxes, cumulative effect of a change in
  accounting principle, and minority
  interest................................        43           (1)         1         3             24          70
Provision (benefit) for income taxes......        15           --         --         1             (2)         14
Income (loss) before cumulative effect of
  a change in accounting principle, and
  minority interest.......................        28           (1)         1         2             26          56
Cumulative effect of a change in
  accounting principle....................        --           --         --        --            (15)        (15)
Minority interest.........................        --           --         --        --            (25)        (25)
Net income (loss).........................        28           (1)         1         2            (14)         16
Total assets..............................     3,634        2,270      1,160        16          1,043       8,123
Deferred policy acquisition costs.........     1,132          118         10         2              7       1,269
Separate account assets...................     2,317        1,996      1,112        --             --       5,425
Policyholder liabilities..................     1,031          255         38        22             48       1,394
Separate account liabilities..............     2,317        1,996      1,112        --             --       5,425

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42          $  1       $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --            64          351
  Net investment (loss) income............        (6)           3          3         1            43           44
Other revenues............................         6            3          4        10           198          221
Net investment gains (losses).............         2           --         --        --            (3)          (1)
Policyholder benefits and claims..........        69            2         (2)       32             3          104
Interest credited to policyholder.........        18            3          3        --            --           24
Policyholders' Dividends..................         3           --         --        --            --            3
Other Expenses............................       160           32          7        13           251          463
Income before provision for income taxes
  and minority interest...................        72           --          9         8            49          138
Provision for income taxes................        24           --          3         3            12           42
Income before minority interest...........        48           --          6         5            37           96
Minority interest.........................        --           --         --        --           (20)         (20)
Net income................................        48           --          6         5            17           76
Total assets..............................     3,704        2,047      1,252        48           999        8,050
Deferred policy acquisition costs.........     1,062          101         11         5             6        1,185
Separate account assets...................     2,709        1,834      1,182        --            --        5,725
Policyholder liabilities..................       894          182         47        42            39        1,204
Separate account liabilities..............     2,709        1,834      1,182        --            --        5,725

                                                                                       CORPORATE
FOR THE YEAR ENDED                  INDIVIDUAL   INDIVIDUAL    GROUP    GROUP LIFE,       AND
DECEMBER 31, 2000                      LIFE       ANNUITY     PENSION       A&H       SUBSIDIARIES   TOTAL
------------------                  ----------   ----------   -------   -----------   ------------   ------
                                                             (DOLLARS IN MILLIONS)
Premiums..........................    $  70         $ --       $ --        $ 36          $   19      $  125
Universal life and investment-type
  product policy fees.............      210           25          7          --              30         272
Net investment (loss) income......      (13)          (1)         1          --              76          63
Other revenues....................       11           10          7           8             247         283
Net investment gains (losses).....       35            2         (2)         --             (63)        (28)
Policyholder benefits and
  claims..........................       83            6         --          31              30         150
Interest credited to
  policyholder....................       13            2          3          --               2          20
Policyholders' Dividends..........        3           --         --          --              15          18
Other Expenses....................      153           33          8          13             283         490
Income (loss) before provision for
  income taxes....................       61           (5)         2          --             (21)         37
Provision (benefit) for income
  taxes...........................        9           (3)         2          --              17          25
Net income (loss).................       52           (2)        --          --             (38)         12

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.